UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Semi-Annual Report

June 30, 2016

THE KP FUNDS	June 30, 2016 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 59.6%
KP Fixed Income Fund	16,498,155	$170,261
KP International Equity Fund	3,167,977	27,625
KP Large Cap Equity Fund	7,464,712	79,798
KP Small Cap Equity Fund	1,423,910	13,840

Total Affiliated Registered Investment Companies (Cost $283,680) (000)		291,524

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 40.4%
DFA Commodity Strategy Portfolio	910,360	5,562
DFA International Real Estate Securities Portfolio	897,824	4,929
Lazard Global Listed Infrastructure Portfolio	350,828	4,824

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	496,722	$4,913
T Rowe Price New Era Fund	165,720	5,298
Vanguard Inflation-Protected Securities Fund	1,404,664	15,353
Vanguard REIT Index Fund	555,129	10,797
Vanguard Short-Term Bond Index Fund	7,587,917	80,584
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,630,342	65,311

Total Unaffiliated Registered Investment Companies (Cost $194,088) (000)		197,571

Total Investments — 100.0% (Cost $477,768) (000)		$489,095

Percentages are based on Net Assets of $489,070 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$169,178	$16,232	$(24,128)	$8,680	$299	$170,261	$—
KP International Equity Fund	28,750	1,499	(2,227)	(150)	(247)	27,625	—
KP Large Cap Equity Fund	80,962	4,302	(6,393)	548	379	79,798	—
KP Small Cap Equity Fund	13,967	740	(1,098)	296	(65)	13,840	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 68.1%
KP Fixed Income Fund	23,722,353	$244,815
KP International Equity Fund	8,970,904	78,226
KP Large Cap Equity Fund	13,733,323	146,809
KP Small Cap Equity Fund	4,390,065	42,671

Total Affiliated Registered Investment Companies (Cost $501,629) (000)		512,521

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 31.9%
DFA Commodity Strategy Portfolio	1,441,852	8,810
DFA International Real Estate Securities Portfolio	1,425,844	7,828
Lazard Global Listed Infrastructure Portfolio	557,843	7,670

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	789,645	$7,810
T Rowe Price New Era Fund	262,571	8,394
Vanguard Inflation-Protected Securities Fund	2,112,707	23,092
Vanguard REIT Index Fund	835,277	16,246
Vanguard Short-Term Bond Index Fund	8,280,148	87,936
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,921,466	72,540

Total Unaffiliated Registered Investment Companies (Cost $236,034) (000)		240,326

Total Investments — 100.0% (Cost $737,663) (000)		$752,847

Percentages are based on Net Assets of $752,817 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$221,728	$27,266	$(16,537)	$12,163	$195	$244,815	$—
KP International Equity Fund	77,118	5,387	(3,262)	(663)	(354)	78,226	—
KP Large Cap Equity Fund	140,979	10,022	(6,072)	1,555	325	146,809	—
KP Small Cap Equity Fund	40,717	2,928	(1,772)	916	(118)	42,671	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 76.1%
KP Fixed Income Fund	20,161,110	$208,062
KP International Equity Fund	15,232,021	132,823
KP Large Cap Equity Fund	17,335,255	185,314
KP Small Cap Equity Fund	7,024,049	68,274

Total Affiliated Registered Investment Companies (Cost $587,505) (000)		594,473

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 23.9%
DFA Commodity Strategy Portfolio	1,515,939	9,262
DFA International Real Estate Securities Portfolio	1,503,074	8,252
Lazard Global Listed Infrastructure Portfolio	588,352	8,090

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	832,335	$8,232
T Rowe Price New Era Fund	276,366	8,835
Vanguard Inflation-Protected Securities Fund	2,165,780	23,672
Vanguard REIT Index Fund	856,407	16,657
Vanguard Short-Term Bond Index Fund	5,573,894	59,195
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,779,476	44,185

Total Unaffiliated Registered Investment Companies (Cost $183,156) (000)		186,380

Total Investments — 100.0% (Cost $770,661) (000)		$780,853

Percentages are based on Net Assets of $780,830 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$181,849	$23,971	$(8,040)	$10,202	$80	$208,062	$—
KP International Equity Fund	127,484	10,464	(3,512)	(1,244)	(369)	132,823	—
KP Large Cap Equity Fund	173,397	14,189	(4,761)	2,249	240	185,314	—
KP Small Cap Equity Fund	63,440	5,254	(1,762)	1,466	(124)	68,274	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.7%
KP Fixed Income Fund	13,680,654	$141,184
KP International Equity Fund	20,123,647	175,478
KP Large Cap Equity Fund	18,178,334	194,327
KP Small Cap Equity Fund	8,465,027	82,280

Total Affiliated Registered Investment Companies (Cost $591,887) (000)		593,269

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 15.3%
DFA Commodity Strategy Portfolio	1,360,487	8,312
DFA International Real Estate Securities Portfolio	1,349,282	7,408
Lazard Global Listed Infrastructure Portfolio	528,287	7,264

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	747,377	$7,392
T Rowe Price New Era Fund	248,099	7,932
Vanguard Inflation-Protected Securities Fund	1,931,209	21,108
Vanguard REIT Index Fund	763,795	14,855
Vanguard Short-Term Bond Index Fund	1,840,949	19,551
Vanguard Short-Term Inflation-Protected Securities Index Fund	526,086	13,063

Total Unaffiliated Registered Investment Companies (Cost $105,218) (000)		106,885

Total Investments — 100.0% (Cost $697,105) (000)		$700,154

Percentages are based on Net Assets of $700,140 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$123,062	$14,658	$(3,511)	$6,933	$42	$141,184	$—
KP International Equity Fund	166,221	14,823	(3,535)	(1,706)	(325)	175,478	—
KP Large Cap Equity Fund	179,313	16,164	(3,857)	2,490	217	194,327	—
KP Small Cap Equity Fund	75,370	6,871	(1,639)	1,776	(98)	82,280	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 90.5%
KP Fixed Income Fund	11,626,827	$119,989
KP International Equity Fund	25,171,421	219,495
KP Large Cap Equity Fund	22,487,996	240,397
KP Small Cap Equity Fund	10,661,909	103,634

Total Affiliated Registered Investment Companies (Cost $684,298) (000)		683,515

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 9.5%
DFA Commodity Strategy Portfolio	1,189,722	7,269
DFA International Real Estate Securities Portfolio	1,180,396	6,480
Lazard Global Listed Infrastructure Portfolio	462,185	6,355

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	653,760	$6,465
T Rowe Price New Era Fund	216,934	6,935
Vanguard Inflation-Protected Securities Fund	1,681,863	18,383
Vanguard REIT Index Fund	665,240	12,939
Vanguard Short-Term Bond Index Fund	642,551	6,824

Total Unaffiliated Registered Investment Companies (Cost $70,470) (000)		71,650

Total Investments — 100.0% (Cost $754,768) (000)		$755,165

Percentages are based on Net Assets of $755,153 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016 , there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$105,958	$11,461	$(3,389)	$5,927	$32	$119,989	$—
KP International Equity Fund	207,592	20,512	(6,066)	(1,907)	(636)	219,495	—
KP Large Cap Equity Fund	221,641	21,893	(6,475)	3,003	335	240,397	—
KP Small Cap Equity Fund	94,783	9,565	(2,829)	2,306	(191)	103,634	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.5%
KP Fixed Income Fund	7,558,462	$78,003
KP International Equity Fund	24,822,536	216,453
KP Large Cap Equity Fund	21,990,300	235,076
KP Small Cap Equity Fund	10,219,510	99,334

Total Affiliated Registered Investment Companies (Cost $632,177) (000)		628,866

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.5%
DFA Commodity Strategy Portfolio	800,794	4,893
DFA International Real Estate Securities Portfolio	795,300	4,366
Lazard Global Listed Infrastructure Portfolio	311,316	4,280

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	440,337	$4,354
T Rowe Price New Era Fund	146,069	4,670
Vanguard Inflation-Protected Securities Fund	1,124,766	12,294
Vanguard REIT Index Fund	444,799	8,652

Total Unaffiliated Registered Investment Companies (Cost $42,761) (000)		43,509

Total Investments — 100.0% (Cost $674,938) (000)		$672,375

Percentages are based on Net Assets of $672,365 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$68,440	$7,769	$(2,071)	$3,841	$24	$78,003	$—
KP International Equity Fund	202,440	22,387	(5,958)	(1,817)	(599)	216,453	—
KP Large Cap Equity Fund	214,291	23,753	(6,321)	2,995	358	235,076	—
KP Small Cap Equity Fund	89,769	10,195	(2,712)	2,247	(165)	99,334	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%
KP Fixed Income Fund	3,796,445	$39,179
KP International Equity Fund	18,182,051	158,547
KP Large Cap Equity Fund	16,024,805	171,305
KP Small Cap Equity Fund	7,055,626	68,581

Total Affiliated Registered Investment Companies (Cost $441,798) (000)		437,612

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%
DFA Commodity Strategy Portfolio	463,145	2,830
DFA International Real Estate Securities Portfolio	460,212	2,527
Lazard Global Listed Infrastructure Portfolio	180,320	2,479

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	255,013	$2,522
T Rowe Price New Era Fund	84,498	2,701
Vanguard Inflation-Protected Securities Fund	639,045	6,985
Vanguard REIT Index Fund	252,791	4,917

Total Unaffiliated Registered Investment Companies (Cost $24,531) (000)		24,961

Total Investments — 100.0% (Cost $466,329) (000)		$462,573

Percentages are based on Net Assets of $462,566 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$33,738	$4,711	$(1,194)	$1,911	$13	$39,179	$—
KP International Equity Fund	145,354	19,962	(5,060)	(1,080)	(629)	158,547	—
KP Large Cap Equity Fund	153,047	21,107	(5,350)	2,207	294	171,305	—
KP Small Cap Equity Fund	60,686	8,592	(2,177)	1,622	(142)	68,581	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%
KP Fixed Income Fund	1,696,225	$17,505
KP International Equity Fund	8,202,238	71,524
KP Large Cap Equity Fund	7,242,506	77,422
KP Small Cap Equity Fund	3,186,414	30,972

Total Affiliated Registered Investment Companies (Cost $200,417) (000)		197,423

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%
DFA Commodity Strategy Portfolio	213,760	1,306
DFA International Real Estate Securities Portfolio	213,144	1,170
Lazard Global Listed Infrastructure Portfolio	83,625	1,150

Description	Shares	Value (000)
T Rowe Price Institutional Floating Rate Fund	118,183	$1,169
T Rowe Price New Era Fund	39,036	1,248
Vanguard Inflation-Protected Securities Fund	280,621	3,067
Vanguard REIT Index Fund	111,088	2,160

Total Unaffiliated Registered Investment Companies (Cost $10,979) (000)		11,270

Total Investments — 100.0% (Cost $211,396) (000)		$208,693

Percentages are based on Net Assets of $208,690 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016 , there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$14,013	$3,203	$(544)	$827	$6	$17,505	$—
KP International Equity Fund	60,493	14,014	(2,381)	(358)	(244)	71,524	—
KP Large Cap Equity Fund	63,855	14,814	(2,518)	1,124	147	77,422	—
KP Small Cap Equity Fund	25,226	6,006	(1,020)	819	(59)	30,972	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%
KP Fixed Income Fund	312,159	$3,221
KP International Equity Fund	1,517,796	13,235
KP Large Cap Equity Fund	1,340,942	14,335
KP Small Cap Equity Fund	591,216	5,747

Total Affiliated Registered Investment Companies (Cost $37,240) (000)		36,538

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%
DFA Commodity Strategy Portfolio	41,220	252
DFA International Real Estate Securities Portfolio	41,420	227

Description	Shares	Value (000)
Lazard Global Listed Infrastructure Portfolio	16,292	$224
T Rowe Price Institutional Floating Rate Fund	22,982	227
T Rowe Price New Era Fund	7,548	241
Vanguard Inflation-Protected Securities Fund	48,368	529
Vanguard REIT Index Fund	19,166	373

Total Unaffiliated Registered Investment Companies (Cost $1,975) (000)		2,073

Total Investments — 100.0% (Cost $39,215) (000)		$38,611

Percentages are based on Net Assets of $38,611 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$2,212	$1,082	$(217)	$144	$—	$3,221	$—
KP International Equity Fund	9,504	4,732	(945)	116	(172)	13,235	—
KP Large Cap Equity Fund	10,050	5,003	(999)	266	15	14,335	—
KP Small Cap Equity Fund	3,953	2,028	(405)	204	(33)	5,747	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%
KP Fixed Income Fund	56,530	$583
KP International Equity Fund	273,737	2,387
KP Large Cap Equity Fund	242,155	2,589
KP Small Cap Equity Fund	106,376	1,034

Total Affiliated Registered Investment Companies (Cost $6,575) (000)		6,593

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%
DFA Commodity Strategy Portfolio	7,030	43
DFA International Real Estate Securities Portfolio	7,004	38

Description	Shares	Value (000)
Lazard Global Listed Infrastructure Portfolio	2,750	$38
T Rowe Price Institutional Floating Rate Fund	3,886	38
T Rowe Price New Era Fund	1,284	41
Vanguard Inflation-Protected Securities Fund	9,534	104
Vanguard REIT Index Fund	3,776	74

Total Unaffiliated Registered Investment Companies (Cost $353) (000)		376

Total Investments — 100.0% (Cost $6,928) (000)		$6,969

Percentages are based on Net Assets of $6,969 (000).

REIT — Real Estate Investment Trust

As of June 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended June 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2016	Dividend Income
KP Fixed Income Fund	$467	$228	$(140)	$29	$(1)	$583	$—
KP International Equity Fund	2,017	997	(612)	91	(106)	2,387	—
KP Large Cap Equity Fund	2,133	1,054	(648)	111	(61)	2,589	—
KP Small Cap Equity Fund	841	427	(262)	75	(47)	1,034	—

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 97.3%
Consumer Discretionary — 14.1%
Aaron’s	3,256	$71
Advance Auto Parts	5,802	938
Amazon.com*	44,701	31,989
AutoNation*	1,013	48
AutoZone*	432	343
Bed Bath & Beyond	2,474	107
Best Buy	35,226	1,078
BorgWarner	3,097	91
Brinker International	2,620	119
Brunswick	4,900	222
CarMax*	2,989	147
Carnival	52,654	2,327
Carter’s	4,926	524
CBS, Cl B	27,791	1,513
Charter Communications, Cl A*	1,603	366
Chipotle Mexican Grill, Cl A*	451	182
Choice Hotels International	2,644	126
Coach	3,989	162
Comcast, Cl A	176,137	11,482
Darden Restaurants	14,491	918
Delphi Automotive PLC	25,606	1,603
Dick’s Sporting Goods	5,336	240
Dillard’s, Cl A	5,859	355
Discovery Communications, Cl A*	6,486	158
Dollar General	46,714	4,391
Dollar Tree*	3,401	320
DR Horton	39,812	1,253
DSW, Cl A	15,231	323
Expedia	1,680	179

Description	Shares	Value (000)
Ferrari	31,060	$1,271
Foot Locker	7,781	427
Ford Motor	88,133	1,108
Fossil Group*	700	20
GameStop, Cl A	10,083	268
Gannett	26,672	368
Gap	3,562	76
Garmin	2,049	87
General Motors	49,760	1,408
Genuine Parts	8,874	898
GNC Holdings, Cl A	17,608	428
Goodyear Tire & Rubber	46,619	1,196
GoPro, Cl A*	27,522	298
Groupon, Cl A*	77,396	252
H&R Block	3,576	82
Hanesbrands	99,900	2,510
Harley-Davidson	27,555	1,248
Harman International Industries	1,103	79
Hasbro	10,264	862
Hilton Worldwide Holdings	233,568	5,262
Home Depot	56,213	7,178
Hyatt Hotels, Cl A*	5,416	266
International Game Technology	7,991	150
Interpublic Group of Companies	32,951	761
John Wiley & Sons, Cl A	8,939	466
Johnson Controls	62,143	2,750
Kohl’s	5,089	193
L Brands	8,067	542
Las Vegas Sands	14,618	636
Lear	8,952	911
Leggett & Platt	2,146	110
Lennar, Cl A	2,795	129
Liberty Braves Group, Cl A*	572	9
Liberty Interactive QVC Group, Cl A*	4,127	105
Liberty Media Group, Cl A*	1,431	27
Liberty SiriusXM Group, Cl A*	5,727	180
Live Nation Entertainment*	12,271	288
LKQ*	4,800	152
Lowe’s	114,345	9,053
Macy’s	27,322	918
Marriott International, Cl A	2,692	179
Mattel	4,890	153
McDonald’s	38,272	4,606
MGM Resorts International*	192,418	4,354
Michael Kors Holdings*	11,182	553
Mohawk Industries*	1,001	190
Murphy USA*	9,386	696

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Netflix*	43,266	$3,958
Newell Brands	25,778	1,252
News, Cl A	30,972	352
NIKE, Cl B	59,687	3,295
Nordstrom	2,049	78
NVR*	51	91
Omnicom Group	52,415	4,271
O’Reilly Automotive*	1,369	371
priceline.com*	11,356	14,177
PulteGroup	4,802	94
PVH	1,242	117
Ralph Lauren, Cl A	804	72
Ross Stores	7,835	444
Royal Caribbean Cruises	18,300	1,229
Sally Beauty Holdings*	3,602	106
Scripps Networks Interactive, Cl A	1,491	93
Signet Jewelers	1,300	107
Sirius XM Holdings*	159,266	629
Skechers U.S.A., Cl A*	9,448	281
Staples	23,552	203
Starbucks	91,417	5,222
Starwood Hotels & Resorts Worldwide	4,650	344
Target	63,737	4,450
TEGNA	30,848	715
Tesla Motors*	18,650	3,959
Thomson Reuters	42,532	1,719
Tiffany	1,692	103
Time	2,659	44
Time Warner	77,353	5,689
TJX	26,522	2,048
TopBuild*	36,154	1,309
Tractor Supply	42,869	3,909
TripAdvisor*	1,793	115
Tupperware Brands	9,040	509
Twenty-First Century Fox, Cl A	21,835	592
Ulta Salon Cosmetics & Fragrance*	900	219
Under Armour, Cl A*	5,821	223
Urban Outfitters*	17,346	477
VF	4,814	296
Viacom, Cl B	40,969	1,699
Visteon	3,843	253
Walt Disney	66,043	6,460
Whirlpool	3,988	665
Wyndham Worldwide	3,268	233
Wynn Resorts	1,291	117
Yum! Brands	27,824	2,307

		190,174

Description	Shares	Value (000)
Consumer Staples — 9.2%
Altria Group	76,307	$5,262
Archer-Daniels-Midland	120,484	5,168
Brown-Forman, Cl B	1,582	158
Bunge	15,437	913
Campbell Soup	15,028	1,000
Church & Dwight	1,800	185
Clorox	1,825	253
Coca-Cola	140,723	6,379
Coca-Cola European Partners	15,181	542
Colgate-Palmolive	12,931	946
ConAgra Foods	20,298	970
Constellation Brands, Cl A	8,708	1,440
Costco Wholesale	20,847	3,274
CVS Health	86,435	8,275
Danone	29,565	2,080
Diageo PLC	107,759	2,993
Dr Pepper Snapple Group	17,114	1,654
Energizer Holdings	6,072	313
Estee Lauder, Cl A	14,659	1,334
Flowers Foods	6,968	131
General Mills	108,955	7,771
Hershey	1,961	222
Hormel Foods	3,870	142
Ingredion	12,639	1,636
JM Smucker	18,610	2,836
Kellogg	3,603	294
Kimberly-Clark	13,310	1,830
Kraft Heinz	15,567	1,377
Kroger	42,923	1,579
McCormick	1,630	174
Mead Johnson Nutrition, Cl A	2,652	241
Molson Coors Brewing, Cl B	7,130	721
Mondelez International, Cl A	46,266	2,106
Monster Beverage*	3,151	506
Nestle	55,429	4,266
Nu Skin Enterprises, Cl A	17,663	816
PepsiCo	76,878	8,144
Philip Morris International	161,279	16,405
Pilgrim’s Pride	41,838	1,066
Procter & Gamble	153,913	13,032
Reynolds American	21,563	1,163
Rite Aid*	11,397	85
Sysco	35,506	1,802
Tyson Foods, Cl A	55,396	3,700
Walgreens Boots Alliance	21,905	1,824
Wal-Mart Stores	102,949	7,517

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Whole Foods Market	5,049	$162

		124,687

Energy — 5.0%
Anadarko Petroleum	9,008	480
Antero Resources*	12,707	330
Apache	20,371	1,134
Baker Hughes	6,323	285
Cabot Oil & Gas	6,634	171
California Resources	21,737	265
Chesapeake Energy	11,281	48
Chevron	84,890	8,899
Cimarex Energy	1,300	155
Columbia Pipeline Group	5,646	144
Concho Resources*	1,900	227
ConocoPhillips	71,790	3,130
Denbury Resources	113,908	409
Devon Energy	25,246	915
Diamond Offshore Drilling	921	22
Ensco, Cl A	50,646	492
EOG Resources	52,879	4,411
EP Energy, Cl A*	38,084	197
EQT	2,463	191
Exxon Mobil	156,844	14,703
FMC Technologies*	13,781	368
Frank’s International	10,237	150
Halliburton	30,930	1,401
Helmerich & Payne	1,687	113
Hess	3,796	228
HollyFrontier	30,715	730
Kinder Morgan	74,278	1,390
Marathon Oil	25,833	388
Marathon Petroleum	53,447	2,029
Murphy Oil	13,248	421
Nabors Industries	34,791	350
National Oilwell Varco	34,785	1,170
Newfield Exploration*	3,137	139
Noble	25,040	206
Noble Energy	6,126	220
Occidental Petroleum	54,230	4,098
Oceaneering International	2,359	70
Oil States International*	7,038	231
ONEOK	3,360	159
PBF Energy, Cl A	12,606	300
PDC Energy*	7,981	460
Phillips 66	24,479	1,942
Pioneer Natural Resources	4,095	619
QEP Resources	20,414	360

Description	Shares	Value (000)
Range Resources	2,685	$116
Rowan, Cl A	11,336	200
Schlumberger	86,797	6,864
Southwestern Energy*	11,952	150
Spectra Energy	32,607	1,194
Superior Energy Services	24,208	446
Teekay	65,943	470
Tesoro	15,558	1,166
Transocean	6,291	75
Valero Energy	28,436	1,450
Williams	43,923	950
World Fuel Services	2,987	142

		67,373

Financials — 15.2%
Affiliated Managers Group*	800	113
Aflac	5,913	427
Alleghany*	846	465
Allied World Assurance Holdings	9,484	333
Allstate	29,420	2,058
American Express	63,511	3,859
American Financial Group	8,523	630
American International Group	36,572	1,934
American National Insurance	4,741	536
American Tower, Cl A‡	6,088	692
Ameriprise Financial	10,555	948
Aon PLC	42,557	4,648
Apartment Investment & Management, Cl A‡	24,456	1,080
Arthur J Gallagher	2,800	133
Aspen Insurance Holdings	32,465	1,506
Assurant	927	80
Assured Guaranty	28,569	725
AvalonBay Communities‡	2,012	363
Axis Capital Holdings	18,258	1,004
Bank of America	362,526	4,811
Bank of New York Mellon	95,458	3,709
BB&T	50,873	1,812
Berkshire Hathaway, Cl B*	49,071	7,105
BlackRock, Cl A	8,805	3,016
Boston Properties‡	7,535	994
Brixmor Property Group	11,987	317
Camden Property Trust‡	1,489	132
Capital One Financial	32,675	2,075
Care Capital Properties‡	11,277	296
CBL & Associates Properties‡	39,345	366
CBRE Group, Cl A*	42,169	1,117
Charles Schwab	17,323	438

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Chubb	47,828	$6,252
Cincinnati Financial	2,057	154
Citigroup	200,358	8,493
Citizens Financial Group	7,500	150
CME Group, Cl A	21,650	2,109
CNA Financial	5,964	187
Columbia Property Trust‡	25,848	553
Comerica	2,819	116
Corporate Office Properties Trust	13,179	390
Corrections Corp of America‡	24,726	866
Crown Castle International‡	14,322	1,453
Digital Realty Trust‡	2,100	229
Discover Financial Services	31,952	1,712
E*TRADE Financial*	3,901	92
Equinix‡	994	385
Equity Commonwealth‡ *	7,155	208
Equity LifeStyle Properties‡	18,342	1,468
Equity Residential‡	9,017	621
Essex Property Trust‡	932	213
Everest Re Group	4,786	874
Extra Space Storage‡	1,800	167
Federal Realty Investment Trust‡	1,000	166
Federated Investors, Cl B	12,454	358
Fifth Third Bancorp	10,914	192
Franklin Resources	71,149	2,374
General Growth Properties‡	70,331	2,097
Goldman Sachs Group	37,155	5,520
Hanover Insurance Group	21,173	1,792
Hartford Financial Services Group	17,711	786
HCP‡	6,695	237
Healthcare Trust of America, Cl A‡	2,675	87
Host Hotels & Resorts‡	10,618	172
Huntington Bancshares	13,348	119
Intercontinental Exchange	19,478	4,986
Invesco	5,973	153
Iron Mountain‡	3,386	135
Jones Lang LaSalle	6,036	588
JPMorgan Chase	321,901	20,003
KeyCorp	46,495	514
Kimco Realty‡	27,141	852
Lamar Advertising, Cl A‡	1,193	79
Legg Mason	1,885	56
Leucadia National	5,447	94
Lincoln National	9,756	378
Loews	3,833	157
M&T Bank	2,324	275
Macerich‡	1,845	158

Description	Shares	Value (000)
Marsh & McLennan	7,501	$514
MetLife	116,216	4,629
Mid-America Apartment Communities‡	17,088	1,818
Moody’s	15,036	1,409
Morgan Stanley	287,351	7,465
Morningstar	588	48
MSCI, Cl A	8,645	667
Nasdaq	60,474	3,911
Navient	5,308	63
Northern Trust	3,092	205
Old Republic International	37,676	727
Outfront Media‡	26,937	651
People’s United Financial	5,454	80
PNC Financial Services Group	55,957	4,554
Popular	23,594	691
Post Properties‡	20,815	1,271
Principal Financial Group	25,735	1,058
Progressive	8,362	280
Prologis‡	7,569	371
Prudential Financial	39,524	2,820
Public Storage‡	6,317	1,615
Realty Income‡	18,644	1,293
Regions Financial	18,001	153
Reinsurance Group of America, Cl A	1,185	115
Retail Properties of America, Cl A‡	9,580	162
S&P Global	12,003	1,287
Senior Housing Properties Trust‡	6,168	128
Simon Property Group‡	10,846	2,352
SL Green Realty‡	2,914	310
SLM*	153,939	951
State Street	75,903	4,093
SunTrust Banks	93,728	3,850
Synchrony Financial	47,403	1,198
Synovus Financial	52,063	1,509
T Rowe Price Group	3,555	259
Tanger Factory Outlet Centers‡	3,398	137
TD Ameritrade Holding	92,171	2,625
Torchmark	1,787	110
Travelers	70,754	8,423
UDR‡	3,800	140
Unum Group	10,283	327
US Bancorp	155,486	6,271
Validus Holdings	13,474	655
Ventas‡	4,813	350
Vornado Realty Trust‡	2,503	251
Waddell & Reed Financial, Cl A	6,167	106

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Wells Fargo	280,391	$13,271
Welltower‡	5,103	389
Weyerhaeuser‡	10,682	318
Willis Towers Watson	1,949	242
WP Glimcher‡	7,357	82
WR Berkley	23,371	1,400
XL Group, Cl A	9,084	303
Zions Bancorporation	3,522	89

		204,738

Health Care — 15.2%
Abbott Laboratories	155,544	6,114
AbbVie	23,373	1,447
ACADIA Pharmaceuticals*	20,787	675
Aetna	40,851	4,989
Agilent Technologies	32,473	1,440
Agios Pharmaceuticals*	10,510	440
Alexion Pharmaceuticals*	39,577	4,621
Allergan*	29,005	6,703
Allscripts Healthcare Solutions*	27,247	346
AmerisourceBergen, Cl A	16,124	1,279
Amgen	15,377	2,340
Anthem	39,104	5,136
Baxter International	42,214	1,909
Becton Dickinson & Company	3,055	518
Biogen*	9,813	2,373
BioMarin Pharmaceutical*	8,000	622
Boston Scientific*	19,528	456
Bristol-Myers Squibb	157,575	11,590
Brookdale Senior Living*	7,068	109
Bruker	25,937	590
Cardinal Health	35,108	2,739
Celgene*	34,167	3,370
Centene*	21,600	1,542
Cerner*	4,315	253
Charles River Laboratories International*	12,279	1,012
Cigna	35,512	4,545
Community Health Systems*	60,540	730
CR Bard	11,061	2,601
DaVita HealthCare Partners*	2,348	182
Dentsply Sirona	11,486	713
Edwards Lifesciences*	3,082	307
Eli Lilly	33,355	2,627
Endo International*	19,226	300
Express Scripts Holding*	54,952	4,165
Gilead Sciences	48,925	4,081
HCA Holdings*	10,041	773

Description	Shares	Value (000)
Henry Schein*	1,200	$212
Hologic*	55,164	1,909
Humana	23,754	4,273
Illumina*	6,900	969
IMS Health Holdings*	13,149	333
Incyte*	22,870	1,829
Intuitive Surgical*	10,560	6,984
Ionis Pharmaceuticals*	57,281	1,334
Johnson & Johnson	197,721	23,984
Laboratory Corp of America Holdings*	1,452	189
LifePoint Health*	7,857	514
Mallinckrodt*	1,800	109
McKesson	20,917	3,904
Medivation*	1,834	111
Medtronic	98,826	8,575
Merck	198,635	11,443
Mettler-Toledo International*	1,592	581
Mylan*	6,167	267
Novartis	9,078	745
Patterson	1,145	55
PerkinElmer	1,596	84
Perrigo	2,032	184
Pfizer	396,266	13,953
Quest Diagnostics	4,428	360
Quintiles Transnational Holdings*	1,143	75
Regeneron Pharmaceuticals*	4,003	1,398
ResMed	20,904	1,322
Roche Holding	3,650	957
St. Jude Medical	53,162	4,147
Stryker	23,815	2,854
Teleflex	3,240	574
Thermo Fisher Scientific	26,365	3,896
United Therapeutics*	8,185	867
UnitedHealth Group	90,744	12,813
Universal Health Services, Cl B	9,623	1,290
Varian Medical Systems*	12,434	1,022
Vertex Pharmaceuticals*	41,705	3,587
VWR*	17,441	504
Waters*	7,308	1,028
WellCare Health Plans*	8,326	893
Zimmer Biomet Holdings	2,898	349
Zoetis, Cl A	6,572	312

		204,426

Industrials — 12.4%
3M	62,460	10,938
Acuity Brands	600	149
AECOM*	14,602	464

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Alaska Air Group	62,837	$3,663
Allegion	1,456	101
American Airlines Group	185,656	5,256
AMETEK	3,627	168
AO Smith	3,094	273
Babcock & Wilcox Enterprises*	7,326	108
Boeing	97,955	12,721
BWX Technologies, Cl W	40,148	1,436
Canadian National Railway	21,122	1,247
Carlisle	817	86
Caterpillar	19,282	1,462
CH Robinson Worldwide	2,064	153
Chicago Bridge & Iron	11,984	415
Cintas	7,871	772
Crane	3,183	181
CSX	41,889	1,092
Cummins	13,131	1,476
Danaher	150,740	15,225
Deere	12,808	1,038
Delta Air Lines	47,204	1,720
Dover	2,197	152
Dun & Bradstreet	467	57
Eaton PLC	47,861	2,859
Emerson Electric	9,218	481
Equifax	11,931	1,532
Expeditors International of Washington	2,558	125
Fastenal	4,076	181
FedEx	33,728	5,119
Flowserve	27,123	1,225
Fluor	1,985	98
Fortune Brands Home & Security	2,200	128
General Dynamics	23,754	3,308
General Electric	250,411	7,883
HD Supply Holdings*	4,943	172
Honeywell International	60,082	6,989
Huntington Ingalls Industries	24,865	4,178
Illinois Tool Works	25,816	2,689
Ingersoll-Rand	19,370	1,233
Jacobs Engineering Group*	11,922	594
JB Hunt Transport Services	1,300	105
JetBlue Airways*	83,855	1,389
Joy Global	19,063	403
Kansas City Southern	1,492	134
KBR	6,924	92
Kennametal	29,439	651
L-3 Communications Holdings, Cl 3	6,867	1,007

Description	Shares	Value (000)
Lockheed Martin	20,685	$5,133
Manitowoc	99,714	543
ManpowerGroup	3,131	201
Masco	22,276	689
MSC Industrial Direct, Cl A	16,720	1,180
Nielsen Holdings	5,200	270
Norfolk Southern	8,518	725
Northrop Grumman	30,075	6,685
Owens Corning	18,326	944
PACCAR	22,695	1,177
Parker-Hannifin	7,522	813
Pentair PLC	23,237	1,355
Pitney Bowes	13,217	235
Quanta Services*	77,647	1,795
Raytheon	10,548	1,434
Regal Beloit	5,913	326
Republic Services, Cl A	19,699	1,011
Robert Half International	2,242	86
Rockwell Automation	7,072	812
Rockwell Collins	1,836	156
Roper Technologies	1,473	251
RR Donnelley & Sons	29,676	502
Ryder System	992	61
Snap-on	929	147
Southwest Airlines	31,496	1,235
Spirit AeroSystems Holdings, Cl A*	59,293	2,550
SPX	10,587	157
SPX FLOW*	15,306	399
Stanley Black & Decker	14,641	1,628
Stericycle*	1,321	138
Textron	61,378	2,244
Timken	18,695	573
TransDigm Group*	800	211
Trinity Industries	24,219	450
Triumph Group	7,505	266
Tyco International PLC	94,058	4,007
Union Pacific	34,315	2,994
United Continental Holdings*	52,048	2,136
United Parcel Service, Cl B	58,066	6,255
United Rentals*	4,875	327
United Technologies	88,965	9,123
Valmont Industries	2,272	307
Verisk Analytics, Cl A*	2,200	178
Wabtec	16,000	1,124
Waste Management	12,775	847
WESCO International*	6,683	344
WW Grainger	765	174

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Xylem	2,522	$113

		167,239

Information Technology — 18.6%
Accenture PLC, Cl A	87,611	9,925
Activision Blizzard	7,300	289
Adobe Systems*	15,988	1,531
Akamai Technologies*	12,099	677
Alliance Data Systems*	880	172
Alphabet, Cl C*	43,868	30,649
Amdocs	20,292	1,171
Amphenol, Cl A	31,006	1,778
Analog Devices	18,609	1,054
Apple	250,458	23,944
Applied Materials	28,348	680
Arrow Electronics*	17,658	1,093
ASML Holding, Cl G	31,300	3,105
Autodesk*	3,208	174
Automatic Data Processing	6,568	603
Avnet	39,661	1,607
Broadcom	12,416	1,929
Broadridge Financial Solutions	9,220	601
Brocade Communications Systems	87,595	804
CA	4,166	137
Cadence Design Systems*	42,234	1,026
CDW	10,585	424
Cisco Systems	234,077	6,716
Citrix Systems*	21,948	1,758
Cognizant Technology Solutions, Cl A*	43,778	2,506
Computer Sciences	16,471	818
CoreLogic*	28,225	1,086
Corning	15,423	316
CSRA	1,857	44
DST Systems	3,445	401
eBay*	67,013	1,569
Electronic Arts*	15,206	1,152
EMC	50,633	1,376
F5 Networks*	16,667	1,897
Facebook, Cl A*	193,238	22,083
Fidelity National Information Services	37,687	2,777
First Solar*	24,002	1,164
Fiserv*	26,164	2,845
FLIR Systems	1,947	60
Fortinet*	3,726	118
Genpact*	39,210	1,052
Global Payments	12,982	927
Harris	1,786	149

Description	Shares	Value (000)
Hewlett Packard Enterprise	23,945	$437
HP	104,800	1,315
IAC	7,777	438
Ingram Micro, Cl A	16,318	568
Intel	176,420	5,787
International Business Machines	43,766	6,643
Intuit	7,003	782
Jabil Circuit	12,712	235
Juniper Networks	96,476	2,170
KLA-Tencor	2,491	182
Lam Research	2,229	187
Leidos Holdings	20,166	965
Linear Technology	11,515	536
Lumentum Holdings*	20,765	503
Marvell Technology Group	93,804	894
MasterCard, Cl A	14,038	1,236
Maxim Integrated Products	6,055	216
Microchip Technology	3,046	155
Micron Technology*	84,017	1,156
Microsoft	490,274	25,087
Mobileye*	47,600	2,196
Motorola Solutions	8,272	546
NCR*	22,163	615
NetApp	4,494	111
NetSuite*	27,600	2,009
Nuance Communications*	77,745	1,215
NVIDIA	7,309	344
NXP Semiconductors*	49,350	3,866
ON Semiconductor*	43,090	380
Oracle	129,437	5,298
Palo Alto Networks*	6,900	846
Paychex	4,567	272
PayPal Holdings*	84,331	3,079
Qorvo*	2,100	116
QUALCOMM	45,094	2,416
Rackspace Hosting*	40,749	850
Red Hat*	19,628	1,425
salesforce.com*	99,387	7,892
Seagate Technology	4,169	102
ServiceNow*	31,900	2,118
Skyworks Solutions	9,838	623
Symantec	8,737	179
Synopsys*	11,061	598
Tableau Software, Cl A*	12,977	635
TE Connectivity	5,115	292
Tencent Holdings ADR	115,500	2,653
Teradata*	12,009	301

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Teradyne	43,619	$859
Texas Instruments	83,358	5,222
Total System Services	19,284	1,024
Vantiv, Cl A*	9,785	554
VeriSign*	1,457	126
Viavi Solutions*	96,702	641
Visa, Cl A	180,156	13,362
VMware, Cl A*	5,737	328
Western Digital	4,001	189
Western Union	33,779	648
Workday, Cl A*	15,500	1,157
Xerox	89,536	850
Xilinx	3,580	165
Yahoo!*	12,545	471
Yelp, Cl A*	2,862	87
Zynga, Cl A*	169,097	421

		250,760

Materials — 2.6%
Air Products & Chemicals	2,768	393
Albemarle	1,600	127
Alcoa	18,765	174
Ashland	2,251	258
Avery Dennison	1,268	95
Ball	2,052	148
Bemis	2,360	121
Cabot	28,790	1,315
Celanese, Cl A	3,095	203
CF Industries Holdings	3,550	86
Crown Holdings*	38,727	1,962
Dow Chemical	96,465	4,795
Eastman Chemical	2,368	161
Ecolab	3,809	452
EI du Pont de Nemours	56,023	3,630
FMC	2,232	103
Freeport-McMoRan	17,848	199
GCP Applied Technologies*	13,071	340
Graphic Packaging Holding	34,371	431
Huntsman	47,041	633
International Flavors & Fragrances	1,242	157
International Paper	8,475	359
LyondellBasell Industries, Cl A	44,773	3,332
Martin Marietta Materials	1,000	192
Monsanto	21,850	2,259
Mosaic	5,381	141
Newmont Mining	7,568	296
Nucor	18,735	926
Owens-Illinois*	2,188	39

Description	Shares	Value (000)
PPG Industries	55,388	$5,769
Praxair	4,114	462
Reliance Steel & Aluminum	4,968	382
Sealed Air	2,842	131
Sherwin-Williams	1,459	428
Steel Dynamics	5,578	137
United States Steel	4,392	74
Vulcan Materials	24,627	2,964
Westlake Chemical	15,862	681
WestRock	3,578	139

		34,494

Telecommunication Services — 2.1%
AT&T	239,216	10,336
CenturyLink	19,552	567
Frontier Communications	18,742	93
Level 3 Communications*	4,100	211
Telephone & Data Systems	13,425	398
T-Mobile US*	50,400	2,181
Verizon Communications	257,115	14,357
Vodafone Group PLC	190,774	578

		28,721

Utilities — 2.9%
AES	10,537	132
AGL Resources	1,907	126
Alliant Energy	3,300	131
Ameren	49,532	2,654
American Electric Power	61,882	4,337
American Water Works	2,500	211
CenterPoint Energy	48,261	1,158
CMS Energy	3,964	182
Consolidated Edison	21,622	1,739
Dominion Resources	8,915	695
DTE Energy	2,608	259
Duke Energy	39,234	3,366
Edison International	8,656	672
Entergy	25,597	2,082
Eversource Energy	4,549	273
Exelon	35,657	1,297
FirstEnergy	82,661	2,886
Great Plains Energy	51,315	1,560
NextEra Energy	7,638	996
NiSource	20,442	542
NRG Energy	4,564	68
PG&E	23,013	1,471
Pinnacle West Capital	26,269	2,129
PPL	15,330	579

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)
Public Service Enterprise Group	81,973	$3,821
SCANA	21,351	1,615
Sempra Energy	3,396	387
Southern	13,537	726
TECO Energy	3,811	105
Vectren	5,906	311
WEC Energy Group	4,520	295
Westar Energy, Cl A	11,284	633
Xcel Energy	21,808	977

		38,415

Total Common Stock (Cost $1,221,693) (000)		1,311,027

PREFERRED STOCK — 0.3%
Air BNB, Ser D* (A)	11,406	998
Air BNB, Ser E* (A)	6,939	607
Dropbox, Cl A* (A)	29,866	237
Dropbox, Cl C* (A)	1,097	9
Flipkart Online Services* (A)	5,739	553
Magic Leap, Ser C* (A)	13,521	311
Snapchat, Ser F* (A)	12,575	386
Uber Technologies* (A)	28,993	1,414

Total Preferred Stock (Cost $4,163) (000)		4,515

SHORT-TERM INVESTMENT — 1.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.471%, (B)	23,894,001	23,894

Total Short-Term Investment (Cost $23,894) (000)		23,894

Total Investments — 99.4% (Cost $1,249,750) (000)		$1,339,436

Percentages are based on net assets of $1,348,101 (000).

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
S&P 500 Index E-MINI	224	Sep-2016	$92

For the period ended June 30, 2016, the monthly average value of futures contracts held was $14,129 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2016, was $4,515 (000) and represented 0.33% of net assets.
(B)	The rate reported is the 7-day effective yield as of June 30, 2016.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poors

Ser — Series

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,311,027	$—	$—	$1,311,027
Preferred Stock	—	—	4,515	4,515
Short-Term Investment	23,894	—	—	23,894

Total Investments in Securities	$1,334,921	$—	$4,515	$1,339,436

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$92	$—	$—	$92

Total Other Financial Instruments	$92	$—	$—	$92

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.1%
Consumer Discretionary — 14.1%
1-800-Flowers.com, Cl A*	177,090	$1,597
2U*	3,800	112
A H Belo, Cl A	51,686	258
Aaron’s	6,900	151
Abercrombie & Fitch, Cl A	6,800	121
AMC Entertainment Holdings, Cl A	2,100	58
American Axle & Manufacturing Holdings*	7,630	110
American Eagle Outfitters	17,800	284
American Public Education*	1,900	53
America’s Car-Mart*	600	17
Apollo Education Group, Cl A*	9,500	87
Arctic Cat	900	15
Asbury Automotive Group*	2,089	110
Ascena Retail Group*	18,059	126
Ascent Capital Group, Cl A*	1,108	17
Barnes & Noble	6,597	75
Barnes & Noble Education*	4,226	43
Bassett Furniture Industries	1,200	29
Beazer Homes USA*	167,157	1,295
Belmond, Cl A*	20,651	204
Big 5 Sporting Goods	1,400	13
Big Lots	5,200	261
Biglari Holdings*	104	42
BJ’s Restaurants*	2,461	108
Bloomin’ Brands	91,520	1,635
Blue Nile	1,486	41

Description	Shares	Value (000)
Bob Evans Farms	1,931	$73
Bojangles’*	108,458	1,838
Boot Barn Holdings*	1,000	9
Boyd Gaming*	63,606	1,170
Bravo Brio Restaurant Group*	77,547	635
Bridgepoint Education*	1,200	9
Bright Horizons Family Solutions*	4,600	305
Buckle	3,000	78
Buffalo Wild Wings*	2,027	282
Build-A-Bear Workshop, Cl A*	1,000	13
Burlington Stores*	34,669	2,313
Caesars Acquisition, Cl A*	5,300	59
Caesars Entertainment*	6,500	50
Caleres	36,454	883
Callaway Golf	9,798	100
Cambium Learning Group*	1,200	5
Capella Education	1,100	58
Career Education*	5,800	35
Carmike Cinemas*	2,268	68
Carriage Services, Cl A	1,300	31
Carrols Restaurant Group*	3,900	46
Carter’s	21,998	2,341
Cato, Cl A	2,700	102
Cavco Industries*	1,000	94
Central European Media Enterprises, Cl A*	4,900	10
Century Casinos*	2,200	14
Century Communities*	2,000	35
Cheesecake Factory	4,863	234
Chegg*	6,873	34
Chico’s FAS	179,504	1,922
Children’s Place	2,000	160
Churchill Downs	1,407	178
Chuy’s Holdings*	1,878	65
Citi Trends	1,300	20
ClubCorp Holdings	119,279	1,551
Collectors Universe	400	8
Columbia Sportswear	2,900	167
Conn’s*	2,160	16
Container Store Group*	1,500	8
Cooper Tire & Rubber	5,774	172
Cooper-Standard Holding*	1,500	118
Core-Mark Holding	4,712	221
Cracker Barrel Old Country Store	2,017	346
Crocs*	7,690	87
CSS Industries	800	21
Culp	1,000	28

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Daily Journal*	150	$36
Dana Holding	15,572	164
Dave & Buster’s Entertainment*	4,000	187
Deckers Outdoor*	3,400	196
Del Frisco’s Restaurant Group*	164,275	2,353
Del Taco Restaurants*	2,400	22
Delta Apparel*	700	16
Denny’s*	7,684	82
Destination XL Group*	2,800	13
DeVry Education Group	6,600	118
Diamond Resorts International*	4,434	133
DineEquity	1,800	153
Dixie Group*	197,266	702
Domino’s Pizza	4,000	526
Dorman Products*	23,374	1,338
DreamWorks Animation SKG, Cl A*	8,100	331
Drew Industries	2,482	211
DSW, Cl A	40,743	863
Duluth Holdings, Cl B*	1,100	27
El Pollo Loco Holdings*	2,100	27
Eldorado Resorts*	3,100	47
Empire Resorts*	559	9
Entercom Communications, Cl A	2,100	28
Entravision Communications, Cl A	6,800	46
Eros International, Cl A*	3,100	50
Escalade	800	8
Ethan Allen Interiors	2,481	82
Etsy*	11,000	105
EW Scripps, Cl A*	6,226	99
Express*	8,045	117
Federal-Mogul Holdings*	2,600	22
Fiesta Restaurant Group*	83,108	1,813
Finish Line, Cl A	109,819	2,217
Five Below*	5,563	258
Flexsteel Industries	700	28
Fogo De Chao*	700	9
Fossil Group*	4,400	126
Fox Factory Holding*	2,300	40
Francesca’s Holdings*	4,100	45
Fred’s, Cl A	76,893	1,239
FTD*	2,100	52
Gaiam, Cl A*	1,400	11
Gannett	12,300	170
Genesco*	2,089	134
Gentherm*	3,804	130
G-III Apparel Group*	4,500	206
Global Eagle Entertainment*	4,300	29

Description	Shares	Value (000)
GNC Holdings, Cl A	112,460	$2,732
Golden Entertainment	1,100	13
GoPro, Cl A*	10,600	115
Grand Canyon Education*	4,544	181
Gray Television*	60,933	661
Green Brick Partners*	1,400	10
Group 1 Automotive	2,299	113
Guess?	6,196	93
Habit Restaurants, Cl A*	1,000	16
Haverty Furniture	2,500	45
Helen of Troy*	2,939	302
Hemisphere Media Group, Cl A*	700	8
Hibbett Sports*	2,300	80
Hooker Furniture	1,200	26
Horizon Global*	1,439	16
Houghton Mifflin Harcourt*	12,979	203
Hovnanian Enterprises, Cl A*	9,898	17
HSN	38,233	1,871
Iconix Brand Group*	3,823	26
IMAX*	6,100	180
Installed Building Products*	2,100	76
International Speedway, Cl A	3,000	100
Interval Leisure Group	11,800	188
Intrawest Resorts Holdings*	1,100	14
iRobot*	3,050	107
Isle of Capri Casinos*	36,975	677
J Alexander’s Holdings*	1,174	12
Jack in the Box	10,203	877
JAKKS Pacific*	1,500	12
Jamba*	1,200	12
JC Penney*	57,020	506
John Wiley & Sons, Cl A	19,067	995
Johnson Outdoors, Cl A	400	10
K12*	3,500	44
Kate Spade*	90,550	1,866
KB Home	8,754	133
Kirkland’s*	125,968	1,849
Kona Grill*	86,931	932
Krispy Kreme Doughnuts*	5,800	122
La Quinta Holdings*	9,300	106
Lands’ End*	1,400	23
La-Z-Boy, Cl Z	119,567	3,327
LGI Homes*	1,600	51
Libbey	2,010	32
Liberty Braves Group, Cl A*	4,300	63
Liberty Media Group, Cl C*	7,200	137
Liberty Tax	400	5

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Liberty TripAdvisor Holdings, Cl A*	7,200	$158
LifeLock*	9,695	153
Lifetime Brands	900	13
Lindblad Expeditions Holdings*	122,144	1,176
Lithia Motors, Cl A	2,435	173
Loral Space & Communications*	1,200	42
Luby’s*	2,000	10
lululemon athletica*	29,000	2,142
Lumber Liquidators Holdings*	2,749	42
M/I Homes*	25,488	480
Malibu Boats, Cl A*	113,549	1,372
Marcus	1,900	40
Marine Products	600	5
MarineMax*	104,453	1,773
Marriott Vacations Worldwide	2,289	157
Mattel	68,900	2,156
Mattress Firm Holding*	2,000	67
MCBC Holdings	800	9
MDC Holdings	116,037	2,825
MDC Partners, Cl A	29,055	531
Media General*	11,389	196
Meredith	41,298	2,145
Meritage Homes*	3,887	146
Metaldyne Performance Group	48,233	663
Modine Manufacturing*	26,113	230
Monarch Casino & Resort*	1,400	31
Monro Muffler Brake	18,213	1,158
Motorcar Parts of America*	1,700	46
Movado Group	1,351	29
MSG Networks*	6,200	95
NACCO Industries, Cl A	400	22
Nathan’s Famous*	300	13
National CineMedia	6,394	99
Nautilus*	3,200	57
New Home*	700	7
New Media Investment Group	4,104	74
New York Times, Cl A	13,489	163
Nexstar Broadcasting Group, Cl A	2,995	143
Noodles, Cl A*	800	8
Nutrisystem	2,900	74
Office Depot*	57,800	191
Ollie’s Bargain Outlet Holdings*	2,100	52
Outerwall	1,626	68
Overstock.com*	1,000	16
Oxford Industries	63,982	3,622
Panera Bread, Cl A*	13,110	2,780
Papa John’s International	2,800	190

Description	Shares	Value (000)
Party City Holdco*	2,300	$32
Penn National Gaming*	7,819	109
Performance Sports Group*	4,100	12
Perry Ellis International*	1,000	20
PetMed Express	2,200	41
Pier 1 Imports	338,143	1,738
Pinnacle Entertainment*	5,616	62
Planet Fitness, Cl A*	1,500	28
Polaris Industries	31,520	2,578
Popeyes Louisiana Kitchen*	32,905	1,798
Potbelly*	2,100	26
Reading International, Cl A*	1,400	17
Red Lion Hotels*	1,500	11
Red Robin Gourmet Burgers*	1,400	66
Red Rock Resorts, Cl A	3,100	68
Regis*	3,700	46
Rent-A-Center, Cl A	5,900	72
Restoration Hardware Holdings*	97,200	2,787
Ruby Tuesday*	5,200	19
Ruth’s Hospitality Group	3,500	56
Saga Communications, Cl A	300	12
Scholastic	2,800	111
Scientific Games, Cl A*	5,358	49
Scripps Networks Interactive, Cl A	8,700	542
Sears Holdings*	1,200	16
SeaWorld Entertainment	128,380	1,840
Select Comfort*	86,226	1,844
Sequential Brands Group*	4,172	33
Shake Shack, Cl A*	1,600	58
Shoe Carnival	1,665	42
Shutterfly*	3,521	164
Sinclair Broadcast Group, Cl A	6,809	203
Six Flags Entertainment	12,400	719
Smith & Wesson Holding*	5,745	156
Sonic	4,700	127
Sonic Automotive, Cl A	2,931	50
Sotheby’s	5,497	151
Spartan Motors	3,500	22
Speedway Motorsports	900	16
Sportsman’s Warehouse Holdings*	2,700	22
Stage Stores	2,581	13
Standard Motor Products	2,214	88
Stein Mart	261,414	2,018
Steven Madden*	6,465	221
Stoneridge*	2,400	36
Strattec Security	272	11
Strayer Education*	1,208	59

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Sturm Ruger	1,889	$121
Superior Industries International	2,431	65
Superior Uniform Group	700	13
Systemax*	1,100	9
Tailored Brands	4,968	63
Taylor Morrison Home, Cl A*	2,900	43
Tenneco*	27,788	1,296
Texas Roadhouse, Cl A	7,060	322
Tile Shop Holdings*	3,400	68
Tilly’s, Cl A*	900	5
Time	10,485	173
TopBuild*	30,314	1,097
Tower International	1,954	40
Townsquare Media, Cl A*	900	7
Tractor Supply	23,500	2,143
TRI Pointe Group*	15,343	181
tronc	3,100	43
Tuesday Morning*	5,000	35
Tumi Holdings*	5,900	158
UCP, Cl A*	54,349	436
Ulta Salon Cosmetics & Fragrance*	8,540	2,081
Unifi*	1,798	49
Unique Fabricating	33,417	447
Universal Electronics*	1,500	108
Vail Resorts	8,300	1,147
Vera Bradley*	1,900	27
Vince Holding*	3,254	18
Visteon	14,880	980
Vitamin Shoppe*	2,605	80
Wayfair, Cl A*	3,300	129
WCI Communities*	2,300	39
Weight Watchers International*	2,400	28
West Marine*	1,300	11
Weyco Group	500	14
William Lyon Homes, Cl A*	2,500	40
Wingstop*	1,600	44
Winmark	200	20
Winnebago Industries	2,700	62
Wolverine World Wide	101,874	2,070
World Wrestling Entertainment, Cl A	63,137	1,162
ZAGG*	2,100	11
Zoe’s Kitchen*	1,900	69
Zumiez*	1,670	24

		115,305

Consumer Staples — 3.2%
Alico	200	6
Alliance One International*	900	14

Description	Shares	Value (000)
Amplify Snack Brands*	3,100	$46
Andersons	64,915	2,308
Avon Products	46,000	174
B&G Foods	25,617	1,235
Blue Buffalo Pet Products*	29,000	677
Boston Beer, Cl A*	879	150
Calavo Growers	1,600	107
Cal-Maine Foods	3,100	137
Central Garden & Pet*	4,900	107
Chefs’ Warehouse*	55,829	893
Coca-Cola Bottling Consolidated	500	74
Craft Brew Alliance*	900	10
Darling Ingredients*	17,197	256
Dean Foods	9,555	173
Elizabeth Arden*	2,225	31
Energizer Holdings	25,920	1,335
Farmer Brothers*	1,000	32
Flowers Foods	96,173	1,803
Fresh Del Monte Produce	3,400	185
Freshpet*	1,800	17
Herbalife*	13,733	803
HRG Group*	12,421	171
Ingles Markets, Cl A	1,500	56
Inter Parfums	1,787	51
Inventure Foods*	132,598	1,036
J&J Snack Foods	1,580	188
John B Sanfilippo & Son	900	38
Lancaster Colony	1,941	248
Landec*	2,200	24
Lifevantage*	1,400	19
Lifeway Foods*	300	3
Limoneira	900	16
Medifast	1,000	33
MGP Ingredients	1,300	50
National Beverage*	1,300	82
Natural Grocers by Vitamin Cottage*	700	9
Natural Health Trends	600	17
Nature’s Sunshine Products	800	8
Nu Skin Enterprises, Cl A	14,081	650
Nutraceutical International*	600	14
Oil-Dri Corp of America	300	10
Omega Protein*	2,500	50
Orchids Paper Products	900	32
Performance Food Group*	3,900	105
Post Holdings*	16,580	1,371
PriceSmart	2,052	192

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Primo Water*	2,200	$26
Revlon, Cl A*	1,300	42
Sanderson Farms	2,226	193
Seaboard*	893	2,563
Seneca Foods, Cl A*	700	25
Smart & Final Stores*	2,000	30
Snyder’s-Lance	16,231	550
SpartanNash	3,841	117
SUPERVALU*	27,825	131
Synutra International*	1,100	4
Tootsie Roll Industries	1,988	77
TreeHouse Foods*	34,080	3,498
United Natural Foods*	27,629	1,293
Universal	2,261	131
USANA Health Sciences*	500	56
Vector Group	9,246	207
Village Super Market, Cl A	500	14
WD-40	1,487	175
Weis Markets	1,197	61
WhiteWave Foods, Cl A*	34,040	1,598

		25,837

Energy — 2.7%
Abraxas Petroleum*	7,700	9
Adams Resources & Energy	200	8
Alon USA Energy	2,800	18
Archrock	7,252	68
Ardmore Shipping	144,142	976
Atwood Oceanics	7,100	89
Bill Barrett*	5,671	36
Bristow Group	3,187	36
California Resources	3,300	40
Callon Petroleum*	71,990	808
Capital Product Partners (A)	128,660	383
CARBO Ceramics	1,559	20
Carrizo Oil & Gas*	29,435	1,055
Clayton Williams Energy*	500	14
Clean Energy Fuels*	9,152	32
Cobalt International Energy*	42,600	57
Contango Oil & Gas*	1,841	23
CVR Energy	1,700	26
Dawson Geophysical*	2,100	17
Delek US Holdings	148,692	1,965
Denbury Resources	36,700	132
DHT Holdings	8,500	43
Diamondback Energy*	14,900	1,359
Dorian LPG*	1,800	13

Description	Shares	Value (000)
Eclipse Resources*	5,400	$18
EP Energy, Cl A*	4,000	21
Era Group*	1,600	15
Evolution Petroleum	1,500	8
EXCO Resources*	12,700	17
Exterran*	3,026	39
Fairmount Santrol Holdings*	7,699	59
Forum Energy Technologies*	6,300	109
Frontline	6,740	53
GasLog	4,527	59
Gener8 Maritime*	4,100	26
Geospace Technologies*	1,114	18
Golar LNG	9,300	144
Green Plains	97,299	1,919
Helix Energy Solutions Group*	9,771	66
Hornbeck Offshore Services*	2,900	24
Independence Contract Drilling*	4,500	24
Isramco*	39	3
Jones Energy, Cl A*	2,600	11
Matador Resources*	8,700	172
Matrix Service*	2,800	46
McDermott International*	24,084	119
Nabors Industries	232,243	2,335
Natural Gas Services Group*	1,000	23
Navios Maritime Acquisition	6,900	11
Newpark Resources*	9,798	57
Nordic American Tankers	8,800	122
Northern Oil and Gas*	5,000	23
Oasis Petroleum*	78,685	735
Oceaneering International	24,056	718
Oil States International*	5,200	171
Overseas Shipholding Group, Cl A	3,800	42
Pacific Ethanol*	2,000	11
Panhandle Oil and Gas, Cl A	2,000	33
Par Pacific Holdings*	2,900	44
Parker Drilling*	9,402	22
Parsley Energy, Cl A*	47,200	1,277
PDC Energy*	4,725	272
PHI*	1,000	18
Pioneer Energy Services*	5,274	24
Renewable Energy Group*	3,700	33
REX American Resources*	500	30
RigNet*	900	12
Ring Energy*	126,333	1,114
RSP Permian*	8,200	286
Sanchez Energy*	5,796	41
Scorpio Tankers	19,275	81

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
SEACOR Holdings*	1,600	$93
Seadrill*	39,500	128
SemGroup, Cl A	4,423	144
Ship Finance International	6,200	91
Synergy Resources*	233,642	1,556
Teekay	4,600	33
Teekay Tankers, Cl A	12,200	36
TerraVia Holdings*	6,500	17
Tesco	4,400	29
TETRA Technologies*	105,682	673
Tidewater	4,200	19
Unit*	5,500	86
US Silica Holdings	30,677	1,058
W&T Offshore*	2,600	6
Western Refining	7,097	146
Westmoreland Coal*	1,324	13
Willbros Group*	4,500	11

		21,871

Financials — 20.3%
1st Source	1,720	56
Acadia Realty Trust‡	7,400	263
Access National	700	14
ACNB	600	15
Agree Realty‡	2,500	121
Alexander & Baldwin	4,753	172
Alexander’s‡	175	72
Allegiance Bancshares*	1,100	27
Altisource Portfolio Solutions*	1,064	30
Altisource Residential‡	5,100	47
Ambac Financial Group*	4,400	72
American Assets Trust‡	4,038	171
American Capital Mortgage Investment‡	4,700	74
American Equity Investment Life Holding	62,842	895
American Financial Group	35,535	2,627
American National Bankshares	800	20
Ameris Bancorp	3,300	98
AMERISAFE	1,966	120
Ames National	700	19
Anworth Mortgage Asset‡	8,498	40
Apollo Commercial Real Estate Finance‡	6,036	97
Apollo Residential Mortgage‡	3,500	47
Ares Commercial Real Estate‡	2,400	29
Argo Group International Holdings	3,078	160
Arlington Asset Investment, Cl A	2,900	38

Description	Shares	Value (000)
Armada Hoffler Properties‡	3,300	$45
ARMOUR Residential‡	3,612	72
Arrow Financial	928	28
Ashford Hospitality Prime‡	3,267	46
Ashford Hospitality Trust‡	8,633	46
Associated Capital Group	500	14
Assurant	34,320	2,962
Astoria Financial	9,167	141
Atlantic Capital Bancshares*	1,800	26
Atlas Financial Holdings*	900	15
AV Homes*	900	11
Avenue Financial Holdings*	900	18
B. Riley Financial	1,000	10
Baldwin & Lyons, Cl B	700	17
Banc of California	5,100	92
BancFirst	800	48
Banco Latinoamericano de Comercio Exterior, Cl E	3,200	85
Bancorp*	77,908	469
BancorpSouth	9,344	212
Bank Mutual	3,900	30
Bank of Hawaii	38,350	2,638
Bank of Marin Bancorp	500	24
Bank of the Ozarks	8,805	330
BankFinancial	1,600	19
Bankwell Financial Group	600	13
Banner	3,116	133
Bar Harbor Bankshares	400	14
BBCN Bancorp	7,936	118
BBX Capital, Cl A*	519	8
Bear State Financial	1,400	13
Beneficial Bancorp*	7,539	96
Berkshire Hills Bancorp	36,280	977
BGC Partners, Cl A	22,753	198
Blue Capital Reinsurance Holdings	600	11
Blue Hills Bancorp	2,400	35
Bluerock Residential Growth, Cl A‡	1,300	17
BNC Bancorp	91,533	2,079
BofI Holding*	5,900	104
Boston Private Financial Holdings	8,174	96
Brandywine Realty Trust‡	96,455	1,620
Bridge Bancorp	55,110	1,565
Brookline Bancorp	89,286	985
Bryn Mawr Bank	1,600	47
BSB Bancorp*	800	18
C&F Financial	300	13
C1 Financial*	700	16

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Calamos Asset Management, Cl A	1,300	$10
Camden National	1,100	46
Capital Bank Financial, Cl A	1,834	53
Capital City Bank Group	800	11
Capitol Federal Financial	13,785	192
Capstead Mortgage‡	10,100	98
Cardinal Financial	24,052	528
CareTrust‡	6,137	85
Carolina Financial	1,100	21
Cascade Bancorp*	90,926	504
Cash America International	2,300	98
CatchMark Timber Trust, Cl A‡	3,700	45
Cathay General Bancorp	7,611	215
CBL & Associates Properties‡	17,600	164
Cedar Realty Trust‡	8,925	66
CenterState Banks	4,500	71
Central Pacific Financial	3,200	76
Central Valley Community Bancorp	900	13
Century Bancorp, Cl A	300	13
Charter Financial	1,159	15
Chatham Lodging Trust‡	4,200	92
Chemical Financial	4,002	149
Chemung Financial	300	9
Chesapeake Lodging Trust‡	6,179	144
Citizens, Cl A*	5,500	42
Citizens & Northern	900	18
City Holding	1,537	70
City Office‡	2,000	26
Clifton Bancorp	2,189	33
CNB Financial	1,200	21
CNO Financial Group	18,726	327
CoBiz Financial	199,619	2,336
Codorus Valley Bancorp	800	16
Cohen & Steers	44,590	1,802
Colony Capital, Cl A‡	11,500	177
Colony Starwood Homes‡	6,796	207
Columbia Banking System	65,583	1,840
Commerce Bancshares	59,430	2,848
Community Bank System	4,354	179
Community Healthcare Trust‡	1,300	27
Community Trust Bancorp	1,488	52
CommunityOne Bancorp*	900	11
ConnectOne Bancorp	3,460	54
Consolidated-Tomoka Land	300	14
CorEnergy Infrastructure Trust‡	1,140	33
CoreSite Realty‡	3,500	310
Corporate Office Properties Trust	73,111	2,162

Description	Shares	Value (000)
County Bancorp	500	$10
Cousins Properties‡	199,994	2,080
Cowen Group, Cl A*	9,004	27
Crawford, Cl B	2,200	19
CU Bancorp*	24,201	550
Customers Bancorp*	76,311	1,918
CVB Financial	10,418	171
CyrusOne‡	15,090	840
CYS Investments‡	15,004	126
Diamond Hill Investment Group	300	57
DiamondRock Hospitality‡	20,954	189
Dime Community Bancshares	3,343	57
Donegal Group, Cl A	700	12
DuPont Fabros Technology‡	27,955	1,329
Dynex Capital‡	4,600	32
Eagle Bancorp*	51,654	2,485
Easterly Government Properties‡	2,500	49
EastGroup Properties‡	3,293	227
Education Realty Trust‡	6,985	322
eHealth*	1,500	21
EMC Insurance Group	950	26
Employers Holdings	3,200	93
Encore Capital Group*	2,300	54
Enova International*	1,972	15
Enstar Group*	1,200	194
Enterprise Bancorp	626	15
Enterprise Financial Services	1,800	50
Equity Bancshares, Cl A*	500	11
ESSA Bancorp	900	12
Essent Group*	110,107	2,401
EverBank Financial	10,741	160
Evercore Partners, Cl A	4,063	180
EZCORP, Cl A*	6,200	47
Farmers Capital Bank	500	14
Farmers National Banc	2,600	23
Farmland Partners‡	1,200	14
FBL Financial Group, Cl A	1,100	67
FBR	700	10
FCB Financial Holdings, Cl A*	2,900	99
Federal Agricultural Mortgage, Cl C	900	31
Federated National Holding	1,300	25
FelCor Lodging Trust‡	14,472	90
Fidelity & Guaranty Life	900	21
Fidelity Southern	2,212	35
Fifth Street Asset Management, Cl A	300	1
Financial Engines	5,635	146
Financial Institutions	1,200	31

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
First Bancorp	3,900	$74
First BanCorp*	12,600	50
First Busey	3,369	72
First Business Financial Services	600	14
First Cash Financial Services	2,817	145
First Citizens BancShares, Cl A	744	193
First Commonwealth Financial	9,638	89
First Community Bancshares	1,300	29
First Community Financial Partners*	1,400	12
First Connecticut Bancorp	55,971	927
First Defiance Financial	1,000	39
First Financial	900	33
First Financial Bancorp	50,356	979
First Financial Bankshares	6,642	218
First Financial Northwest	900	12
First Foundation*	27,090	582
First Industrial Realty Trust‡	12,177	339
First Internet Bancorp	500	12
First Interstate BancSystem, Cl A	1,800	51
First Merchants	46,112	1,150
First Mid-Illinois Bancshares	600	15
First Midwest Bancorp	73,774	1,295
First NBC Bank Holding*	1,200	20
First Northwest Bancorp*	1,200	15
First of Long Island	1,546	44
First Potomac Realty Trust‡	5,418	50
First Republic Bank	24,200	1,694
FirstMerit	17,270	350
Flagstar Bancorp*	2,200	54
Flushing Financial	3,186	63
FNB	236,436	2,966
FNFV Group*	6,800	78
Forestar Group*	3,522	42
Four Corners Property Trust‡	6,300	130
Fox Chase Bancorp	800	16
Franklin Financial Network*	36,936	1,158
Franklin Street Properties‡	10,151	125
FRP Holdings*	500	17
Fulton Financial	17,400	235
GAIN Capital Holdings	2,900	18
GAMCO Investors, Cl A	500	16
Genworth Financial, Cl A*	52,600	136
GEO Group‡	7,752	265
German American Bancorp	1,500	48
Getty Realty‡	2,717	58
Glacier Bancorp	7,949	211
Gladstone Commercial‡	2,400	41

Description	Shares	Value (000)
Global Indemnity, Cl A*	700	$19
Global Net Lease‡	17,800	142
Government Properties Income Trust‡	7,000	161
Gramercy Property Trust‡	44,109	407
Great Ajax‡	1,400	19
Great Southern Bancorp	1,000	37
Great Western Bancorp	42,523	1,341
Green Bancorp*	2,200	19
Green Dot, Cl A*	4,100	94
Greenhill	60,665	976
Greenlight Capital, Cl A*	2,651	53
Guaranty Bancorp	1,100	18
Hallmark Financial Services*	1,100	13
Hampton Roads Bankshares*	2,000	4
Hancock Holding	95,514	2,494
Hanmi Financial	3,283	77
Hannon Armstrong Sustainable Infrastructure Capital‡	102,136	2,206
Hatteras Financial‡	9,500	156
HCI Group	700	19
Healthcare Realty Trust‡	10,947	383
Heartland Financial USA	2,300	81
Hennessy Advisors	300	10
Heritage Commerce	53,181	560
Heritage Financial	131,034	2,304
Heritage Insurance Holdings	2,200	26
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	4,300	74
HFF, Cl A	3,821	110
Hilltop Holdings*	7,699	162
Hingham Institution for Savings	100	12
Home Bancorp	600	16
Home BancShares	12,626	250
HomeStreet*	2,600	52
HomeTrust Bancshares*	1,800	33
Horace Mann Educators	88,870	3,003
Horizon Bancorp	1,100	28
Houlihan Lokey, Cl A	1,300	29
Hudson Pacific Properties‡	8,374	244
IBERIABANK	50,782	3,034
Impac Mortgage Holdings*	800	13
Independence Holding	500	9
Independence Realty Trust‡	4,175	34
Independent Bank	59,685	2,670
Independent Bank Group	1,100	47
Infinity Property & Casualty	1,182	95

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
InfraREIT‡	4,200	$74
International Bancshares	5,481	143
INTL. FCStone*	1,400	38
Invesco Mortgage Capital‡	11,752	161
Investment Technology Group	3,400	57
Investors Bancorp	30,853	342
Investors Real Estate Trust‡	12,206	79
Investors Title	100	10
iStar‡ *	88,791	852
James River Group Holdings	1,500	51
Janus Capital Group	14,987	209
KCG Holdings, Cl A*	5,524	73
Kearny Financial	9,632	121
Kemper	4,413	137
Kennedy-Wilson Holdings	9,320	178
Kite Realty Group Trust‡	8,618	242
Ladder Capital, Cl A‡	3,951	48
Ladenburg Thalmann Financial Services*	8,400	20
Lake Sunapee Bank Group	800	14
Lakeland Bancorp	4,189	48
Lakeland Financial	1,500	71
LaSalle Hotel Properties‡	11,493	271
LCNB	900	14
LegacyTexas Financial Group	42,735	1,150
LendingClub*	34,400	148
LendingTree*	5,935	524
Lexington Realty Trust‡	24,024	243
Live Oak Bancshares	2,000	28
LTC Properties‡	3,900	202
Macatawa Bank	2,800	21
Mack-Cali Realty‡	9,064	245
Maiden Holdings	6,134	75
MainSource Financial Group	2,700	60
Manning & Napier, Cl A	1,600	15
Marcus & Millichap*	1,200	30
MarketAxess Holdings	5,373	781
Marlin Business Services	800	13
MB Financial	7,414	269
MBIA*	13,700	94
MBT Financial	1,900	15
Medical Properties Trust‡	24,811	377
Medley Management, Cl A	300	2
Mercantile Bank	1,900	45
Merchants Bancshares	600	18
Meridian Bancorp	4,934	73
Meta Financial Group	900	46

Description	Shares	Value (000)
MGIC Investment*	35,610	$212
Middleburg Financial	500	14
MidWestOne Financial Group	600	17
Moelis, Cl A	1,900	43
Monmouth Real Estate Investment, Cl A‡	6,760	90
Monogram Residential Trust‡	17,600	180
Mortgage Investment Trust‡	3,400	49
MutualFirst Financial	600	16
National Bank Holdings, Cl A	155,309	3,163
National Bankshares	500	17
National Commerce*	600	14
National General Holdings	5,100	109
National Health Investors‡	3,899	293
National Interstate	1,000	30
National Storage Affiliates Trust	2,200	46
National Western Life Group, Cl A	193	38
Nationstar Mortgage Holdings*	3,600	41
Navigators Group	1,187	109
NBT Bancorp	4,522	129
Nelnet, Cl A	2,259	79
New Residential Investment‡	23,343	323
New Senior Investment Group‡	7,700	82
New York‡	17,300	160
New York Mortgage Trust‡	11,510	70
NewStar Financial*	2,200	19
NexPoint Residential Trust‡	2,300	42
Nicolet Bankshares*	800	30
NMI Holdings, Cl A*	4,300	24
Northfield Bancorp	4,700	70
Northrim BanCorp	700	18
NorthStar Realty Europe‡	6,200	57
Northwest Bancshares	122,519	1,817
OceanFirst Financial	2,400	44
Ocwen Financial*	9,500	16
OFG Bancorp	5,183	43
Old Line Bancshares	900	16
Old National Bancorp	202,882	2,542
Old Second Bancorp	2,700	18
OM Asset Management	4,200	56
On Deck Capital*	5,000	26
One Liberty Properties‡	1,400	33
OneBeacon Insurance Group, Cl A	1,925	27
Oppenheimer Holdings, Cl A	704	11
Opus Bank	64,304	2,173
Orchid Island Capital, Cl A‡	2,300	24
Oritani Financial	4,259	68

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Orrstown Financial Services	800	$14
Outfront Media‡	171,406	4,143
Owens Realty Mortgage‡	1,000	17
Pacific Continental	1,500	24
Pacific Mercantile Bancorp*	1,600	11
Pacific Premier Bancorp*	28,437	682
PacWest Bancorp	23,791	946
Park National	1,389	127
Park Sterling	331,054	2,347
Parkway Properties‡	165,484	2,769
Patriot National*	800	7
Peapack Gladstone Financial	1,900	35
Pebblebrook Hotel Trust‡	7,224	190
Penns Woods Bancorp	352	15
Pennsylvania‡	6,938	149
PennyMac Financial Services, Cl A*	1,100	14
PennyMac Mortgage Investment Trust‡	7,167	116
Peoples Bancorp	1,700	37
Peoples Financial Services	600	23
People’s Utah Bancorp	1,400	23
PHH*	5,517	73
Physicians Realty Trust‡	14,100	296
PICO Holdings*	1,900	18
Pinnacle Financial Partners	4,200	205
Piper Jaffray*	1,600	60
PJT Partners	1,900	44
Potlatch‡	58,631	1,999
PRA Group*	4,861	117
Preferred Apartment Communities, Cl A‡	2,600	38
Preferred Bank	1,000	29
Premier Financial Bancorp	900	15
Primerica	55,830	3,196
PrivateBancorp	66,553	2,931
Prosperity Bancshares	42,244	2,154
Provident Financial Holdings	700	13
Provident Financial Services	6,468	127
PS Business Parks‡	1,985	211
Pzena Investment Management, Cl A	800	6
QCR Holdings	1,300	35
QTS Realty Trust, Cl A‡	45,006	2,519
Radian Group	22,543	235
RAIT Financial Trust‡	9,600	30
Ramco-Gershenson Properties Trust‡	8,030	157
RE/MAX Holdings, Cl A	1,900	76
Redwood Trust‡	7,400	102

Description	Shares	Value (000)
Regional Management*	900	$13
Renasant	4,022	130
Republic Bancorp, Cl A	1,200	33
Republic First Bancorp*	3,500	15
Resource America, Cl A	1,100	11
Resource Capital‡	2,658	34
Retail Opportunity Investments‡	10,400	225
Rexford Industrial Realty‡	6,700	141
RLI	3,896	268
RLJ Lodging Trust‡	12,703	272
RMR Group	866	27
Rouse Properties‡	4,000	73
Ryman Hospitality Properties‡	4,569	231
S&T Bancorp	3,774	92
Sabra Health Care‡	6,600	136
Safeguard Scientifics*	1,600	20
Safety Insurance Group	1,403	86
Sandy Spring Bancorp	2,570	75
Saul Centers‡	1,100	68
Seacoast Banking Corp of Florida*	3,100	50
Select Income‡	6,588	171
Selective Insurance Group	5,948	227
Seritage Growth Properties‡	2,600	130
ServisFirst Bancshares	2,400	119
Shore Bancshares	1,300	15
SI Financial Group	1,200	16
Sierra Bancorp	800	13
Signature Bank*	16,930	2,115
Silver Bay Realty Trust‡	4,000	68
Silvercrest Asset Management Group, Cl A	700	9
Simmons First National, Cl A	2,954	136
Solar Capital	45,708	871
South State	2,500	170
Southern First Bancshares*	600	14
Southern Missouri Bancorp	600	14
Southern National Bancorp of Virginia	64,392	782
Southside Bancshares	2,654	82
Southwest Bancorp	91,100	1,542
St. Joe*	5,600	99
STAG Industrial‡	52,891	1,259
State Auto Financial	2,776	61
State Bank Financial	95,521	1,944
State National	3,100	33
Sterling Bancorp	13,245	208
Stewart Information Services	23,410	969
Stifel Financial*	6,910	217

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Stock Yards Bancorp	2,250	$64
Stonegate Bank	65,233	2,105
Stonegate Mortgage*	68,069	229
Stratus Properties*	600	11
Suffolk Bancorp	1,000	31
Summit Financial Group	900	16
Summit Hotel Properties‡	9,000	119
Sun Bancorp	740	15
Sunstone Hotel Investors‡	22,738	274
Synovus Financial	32,375	939
Talmer Bancorp, Cl A	53,827	1,032
Tanger Factory Outlet Centers‡	69,300	2,784
Tejon Ranch*	1,600	38
Terreno Realty‡	4,400	114
Territorial Bancorp	684	18
Texas Capital Bancshares*	10,777	504
Third Point Reinsurance*	6,817	80
Tier‡	5,000	77
Tiptree Financial	2,800	15
Tompkins Financial	1,391	90
Towne Bank	4,760	103
TriCo Bancshares	2,300	63
Trinity Place Holdings*	2,000	15
TriState Capital Holdings*	2,300	32
Triumph Bancorp*	1,400	22
TrustCo Bank	8,770	56
Trustmark	7,028	175
UMB Financial	42,111	2,241
UMH Properties‡	2,500	28
Umpqua Holdings	82,412	1,275
Union Bankshares	5,076	131
United Bankshares	6,831	256
United Community Banks	7,316	134
United Community Financial	3,800	23
United Development Funding IV‡	2,800	9
United Financial Bancorp	4,951	64
United Fire Group	2,300	98
United Insurance Holdings	1,700	28
Universal Health Realty Income Trust‡	1,198	69
Universal Insurance Holdings	3,447	64
Univest Corp of Pennsylvania	1,834	39
Urban Edge Properties‡	9,400	281
Urstadt Biddle Properties, Cl A‡	2,571	64
Valley National Bancorp	25,873	236
Veritex Holdings*	900	14
Virtu Financial, Cl A	2,600	47
Virtus Investment Partners	660	47

Description	Shares	Value (000)
Waddell & Reed Financial, Cl A	8,300	$143
Walker & Dunlop*	2,900	66
Walter Investment Management*	2,925	8
Washington‡	28,923	910
Washington Federal	9,194	223
Washington Trust Bancorp	1,585	60
WashingtonFirst Bankshares	23,026	498
Waterstone Financial	2,600	40
Webster Financial	9,585	325
WesBanco	56,797	1,764
West Bancorporation	1,300	24
Westamerica Bancorporation	2,600	128
Western Asset Mortgage Capital‡	3,451	32
Westfield Financial	1,700	13
Westwood Holdings Group	800	41
Whitestone, Cl B‡	3,000	45
Wilshire Bancorp	7,500	78
Winthrop Realty Trust‡	98,127	863
Wintrust Financial	5,010	256
WisdomTree Investments	12,004	118
WMIH*	21,200	47
World Acceptance*	600	27
WP Glimcher‡	19,400	217
WSFS Financial	3,200	103
Xenia Hotels & Resorts‡	10,700	180
Yadkin Financial	5,259	132
Your Community Bankshares	500	19

		166,749

Health Care — 12.3%
AAC Holdings*	1,000	23
Abaxis	2,433	115
ABIOMED*	6,920	756
Acadia Healthcare*	20,188	1,118
Accelerate Diagnostics*	2,744	39
Acceleron Pharma*	2,900	99
Accuray*	8,569	44
AcelRx Pharmaceuticals*	3,700	10
Aceto	3,000	66
Achillion Pharmaceuticals*	12,200	95
Aclaris Therapeutics*	900	17
Acorda Therapeutics*	4,504	115
Adamas Pharmaceuticals*	1,600	24
Addus HomeCare*	500	9
Adeptus Health, Cl A*	10,050	519
Aduro Biotech*	3,700	42
Advaxis*	3,500	28

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Adverum Biotechnologies*	1,400	$4
Aerie Pharmaceuticals*	2,500	44
Agenus*	6,200	25
Agile Therapeutics*	1,100	8
Agilent Technologies	51,200	2,272
Aimmune Therapeutics*	2,700	29
Air Methods*	67,208	2,408
Akebia Therapeutics*	3,600	27
Albany Molecular Research*	2,800	38
Alder Biopharmaceuticals*	4,900	122
Align Technology*	33,600	2,706
Almost Family*	700	30
AMAG Pharmaceuticals*	3,500	84
Amedisys*	24,673	1,245
American Renal Associates Holdings*	25,052	726
Amicus Therapeutics*	13,300	73
AMN Healthcare Services*	4,800	192
Amphastar Pharmaceuticals*	3,300	53
Ampio Pharmaceuticals*	4,600	6
Amsurg, Cl A*	31,236	2,422
Analogic	1,271	101
Anavex Life Sciences*	600	4
AngioDynamics*	2,800	40
ANI Pharmaceuticals*	700	39
Anika Therapeutics*	1,500	80
Anthera Pharmaceuticals*	3,900	12
Applied Genetic Technologies*	1,300	18
Aratana Therapeutics*	2,200	14
Ardelyx*	1,600	14
Arena Pharmaceuticals*	25,828	44
ARIAD Pharmaceuticals*	18,500	137
Array BioPharma*	13,000	46
Arrowhead Pharmaceuticals*	7,300	39
Atara Biotherapeutics*	2,400	54
athenahealth*	7,300	1,007
Athersys*	8,000	17
AtriCure*	2,900	41
Atrion	128	55
Avexis*	700	27
Avinger*	1,100	13
AxoGen*	2,500	17
Axovant Sciences*	2,600	33
Bellicum Pharmaceuticals*	2,200	29
BioCryst Pharmaceuticals*	6,637	19
Bio-Path Holdings*	8,700	17
BioScrip*	5,800	15
BioSpecifics Technologies*	500	20

Description	Shares	Value (000)
BioTelemetry*	3,100	$51
BioTime*	4,400	11
Bluebird Bio*	3,900	169
Blueprint Medicines*	2,100	43
Cambrex*	3,336	173
Cantel Medical	22,758	1,564
Capital Senior Living*	3,145	56
Cara Therapeutics*	1,500	7
Cardiovascular Systems*	3,579	66
Castlight Health, Cl B*	3,000	12
Catalent*	10,400	239
Celator Pharmaceuticals*	3,400	103
Celldex Therapeutics*	8,604	38
Cellular Biomedicine Group*	700	8
Cempra*	4,300	71
Cepheid*	7,351	227
Cerus*	9,600	60
Charles River Laboratories International*	10,130	835
Chemed	10,697	1,458
ChemoCentryx*	2,400	11
Chimerix*	4,000	16
ChromaDex*	3,000	12
Cidara Therapeutics*	600	6
Civitas Solutions*	1,600	33
Clovis Oncology*	3,337	46
Coherus Biosciences*	29,224	495
Collegium Pharmaceutical*	1,400	17
Community Health Systems*	11,500	139
Computer Programs & Systems	1,182	47
Concert Pharmaceuticals*	1,100	12
ConforMIS*	3,700	26
CONMED	2,866	137
Corcept Therapeutics*	7,300	40
Corindus Vascular Robotics*	2,500	4
CorVel*	900	39
Cotiviti Holdings*	1,300	27
Cross Country Healthcare*	75,932	1,057
CryoLife	3,300	39
Curis*	7,900	12
Cutera*	1,000	11
Cynosure, Cl A*	32,895	1,600
Cytokinetics*	3,000	28
CytomX Therapeutics*	2,100	21
CytRx*	8,500	19
Dentsply Sirona	22,600	1,402
Depomed*	135,350	2,656

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Dermira*	2,200	$64
DexCom*	30,835	2,446
Dimension Therapeutics*	1,300	8
Diplomat Pharmacy*	4,800	168
Durect*	7,900	10
Dynavax Technologies*	4,040	59
Eagle Pharmaceuticals*	900	35
Edge Therapeutics*	1,700	17
Editas Medicine*	900	22
Egalet*	2,300	11
Emergent BioSolutions*	3,379	95
Enanta Pharmaceuticals*	1,400	31
Endocyte*	2,600	8
Endologix*	8,439	105
Ensign Group	4,686	98
Entellus Medical*	500	9
Envision Healthcare Holdings*	56,400	1,431
Enzo Biochem*	4,100	24
Epizyme*	4,200	43
Esperion Therapeutics*	1,000	10
Evolent Health, Cl A*	1,500	29
Exact Sciences*	9,980	122
Exactech*	800	21
ExamWorks Group*	4,100	143
Exelixis*	22,875	179
FibroGen*	5,500	90
Five Prime Therapeutics*	2,800	116
Flex Pharma*	400	4
Flexion Therapeutics*	1,900	28
Fluidigm*	2,298	21
Fortress Biotech*	3,600	10
Foundation Medicine*	1,102	21
Galena Biopharma*	21,800	10
Genesis Healthcare, Cl A*	2,200	4
GenMark Diagnostics*	5,100	44
Genomic Health*	1,900	49
Geron*	12,900	35
Glaukos*	1,700	50
Global Blood Therapeutics*	1,500	25
Globus Medical, Cl A*	7,296	174
Greatbatch*	3,237	100
Haemonetics*	5,353	155
Halozyme Therapeutics*	11,379	98
Halyard Health*	4,800	156
HealthEquity*	4,500	137
HealthSouth	129,921	5,045
HealthStream*	2,800	74

Description	Shares	Value (000)
Healthways*	3,300	$38
HeartWare International*	1,570	91
Heron Therapeutics*	3,300	60
Heska*	500	19
HMS Holdings*	69,777	1,228
Horizon Pharma*	16,800	277
ICU Medical*	1,500	169
Idera Pharmaceuticals*	7,300	11
IDEXX Laboratories*	36,820	3,420
Ignyta*	2,100	11
Immune Design*	1,000	8
ImmunoGen*	7,845	24
Immunomedics*	11,400	26
Impax Laboratories*	7,678	221
Imprivata*	1,700	24
INC Research Holdings, Cl A*	4,300	164
Infinity Pharmaceuticals*	4,000	5
Innoviva	8,100	85
Inogen*	1,700	85
Inotek Pharmaceuticals*	1,800	13
Inovio Pharmaceuticals*	6,600	61
Insmed*	6,424	63
Insulet*	6,013	182
Insys Therapeutics*	1,884	24
Integra LifeSciences Holdings*	18,478	1,474
Intellia Therapeutics*	700	15
Intercept Pharmaceuticals*	4,869	696
Intersect ENT*	35,948	465
Intra-Cellular Therapies, Cl A*	17,193	667
Invacare	3,004	36
Invitae*	2,400	18
InVivo Therapeutics Holdings*	4,100	24
iRadimed*	200	4
IRIDEX*	800	12
Ironwood Pharmaceuticals, Cl A*	13,548	177
K2M Group Holdings*	40,605	630
Karyopharm Therapeutics*	1,700	11
Keryx Biopharmaceuticals*	8,177	54
Kindred Healthcare	229,611	2,592
Kite Pharma*	4,086	204
La Jolla Pharmaceutical*	1,200	19
Laboratory Corp of America Holdings*	11,400	1,485
Landauer	800	33
Lannett*	2,900	69
LDR Holding*	29,845	1,103
LeMaitre Vascular	1,200	17
Lexicon Pharmaceuticals*	3,871	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
LHC Group*	1,600	$69
Ligand Pharmaceuticals*	17,650	2,106
Lion Biotechnologies*	5,500	45
Lipocine*	1,700	5
Loxo Oncology*	1,400	32
Luminex*	4,200	85
MacroGenics*	3,400	92
Magellan Health*	2,644	174
MannKind*	33,832	39
Masimo*	4,215	221
Medgenics*	1,700	9
Medicines*	6,990	235
MediciNova*	3,100	23
Medidata Solutions*	5,751	270
MEDNAX*	23,757	1,721
Meridian Bioscience	4,316	84
Merit Medical Systems*	93,060	1,845
Merrimack Pharmaceuticals*	11,400	61
MiMedx Group*	9,900	79
Minerva Neurosciences*	1,700	17
Mirati Therapeutics*	1,000	5
Molina Healthcare*	4,477	223
Momenta Pharmaceuticals*	6,753	73
MyoKardia*	1,300	16
Myriad Genetics*	6,800	208
NanoString Technologies*	43,840	552
NantKwest*	900	6
Natera*	2,700	33
National HealthCare	1,200	78
National Research, Cl A	800	11
Natus Medical*	3,283	124
Nektar Therapeutics*	13,550	193
Neogen*	3,773	212
NeoGenomics*	143,030	1,150
Neos Therapeutics*	600	6
Nevro*	38,986	2,876
NewLink Genetics*	1,841	21
Nobilis Health*	5,800	13
Novavax*	28,234	205
Novocure*	5,300	62
NuVasive*	49,786	2,974
NxStage Medical*	6,500	141
Ocular Therapeutix*	1,100	5
Omeros*	3,900	41
Omnicell*	3,682	126
OncoMed Pharmaceuticals*	1,400	17
Ophthotech*	3,200	163

Description	Shares	Value (000)
OraSure Technologies*	4,800	$28
Organovo Holdings*	8,700	32
Orthofix International*	1,759	75
Osiris Therapeutics	1,600	8
Otonomy*	2,200	35
OvaScience*	1,900	10
Owens & Minor	6,559	245
Oxford Immunotec Global*	1,900	17
Pacific Biosciences of California*	8,000	56
Pacira Pharmaceuticals*	3,810	129
Paratek Pharmaceuticals*	900	13
PAREXEL International*	38,110	2,397
PDL BioPharma	15,031	47
Penumbra*	2,700	161
Pfenex*	1,200	10
PharmAthene*	6,500	16
PharMerica*	2,800	69
Phibro Animal Health, Cl A	2,000	37
Portola Pharmaceuticals, Cl A*	5,099	120
PRA Health Sciences*	2,500	104
Press Ganey Holdings*	2,300	91
Prestige Brands Holdings*	42,038	2,329
Progenics Pharmaceuticals*	6,500	27
Proteostasis Therapeutics*	700	8
Prothena*	3,600	126
Providence Service*	39,005	1,751
PTC Therapeutics*	3,100	22
Puma Biotechnology*	2,600	77
Quality Systems	5,300	63
Quidel*	58,585	1,046
Quorum Health*	3,100	34
Radius Health*	3,300	121
RadNet*	2,500	13
Raptor Pharmaceutical*	9,200	49
Reata Pharmaceuticals, Cl A*	600	12
REGENXBIO*	2,100	17
Regulus Therapeutics*	2,500	7
Relypsa*	3,800	70
Repligen*	3,600	98
Retrophin*	3,800	68
Revance Therapeutics*	2,200	30
Rigel Pharmaceuticals*	6,700	15
Rockwell Medical*	4,500	34
RTI Surgical*	4,100	15
Sage Therapeutics*	2,800	84
Sagent Pharmaceuticals*	201,841	3,024
Sangamo BioSciences*	7,600	44

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Sarepta Therapeutics*	4,400	$84
SciClone Pharmaceuticals*	5,200	68
Second Sight Medical Products*	1,282	5
Select Medical Holdings*	11,100	121
Senseonics Holdings*	2,900	11
Seres Therapeutics*	1,900	55
Sorrento Therapeutics*	2,100	12
Spark Therapeutics*	1,800	92
Spectranetics*	39,240	734
Spectrum Pharmaceuticals*	6,199	41
STAAR Surgical*	3,200	18
Stemline Therapeutics*	1,300	9
STERIS	24,405	1,678
Sucampo Pharmaceuticals, Cl A*	2,100	23
Supernus Pharmaceuticals*	66,245	1,349
Surgery Partners*	1,900	34
Surgical Care Affiliates*	2,800	133
SurModics*	1,100	26
Symmetry Surgical*	1,000	13
Synergy Pharmaceuticals*	18,900	72
Synthetic Biologics*	7,900	14
T2 Biosystems*	600	5
Tandem Diabetes Care*	135,017	1,018
Team Health Holdings*	6,968	283
Teladoc*	2,200	35
Teligent*	4,000	29
TESARO*	2,500	210
Tetraphase Pharmaceuticals*	3,000	13
TG Therapeutics*	2,900	18
TherapeuticsMD*	15,700	133
Theravance Biopharma	3,800	86
Titan Pharmaceuticals*	2,000	11
Tobira Therapeutics*	900	11
Tokai Pharmaceuticals*	1,000	6
TransEnterix*	5,800	7
Trevena*	4,700	30
Triple-S Management, Cl B*	2,469	60
Trovagene*	1,700	8
Trupanion*	1,600	21
Ultragenyx Pharmaceutical*	9,400	461
Universal American	6,000	45
US Physical Therapy	1,200	72
Utah Medical Products	300	19
Vanda Pharmaceuticals*	3,500	39
Vascular Solutions*	1,600	67
VCA*	20,565	1,390
Veracyte*	1,300	7

Description	Shares	Value (000)
Versartis*	2,900	$32
Vitae Pharmaceuticals*	2,700	29
Vital Therapies*	2,700	17
Vocera Communications*	46,699	600
Voyager Therapeutics*	1,200	13
WaVe Life Sciences*	800	17
WellCare Health Plans*	18,100	1,942
West Pharmaceutical Services	14,500	1,100
Wright Medical Group*	10,793	187
XBiotech*	1,800	38
Xencor*	3,200	61
XenoPort*	4,900	34
Zafgen*	1,200	7
Zeltiq Aesthetics*	3,500	96
ZIOPHARM Oncology*	12,110	66
Zogenix*	2,312	19

		101,096

Industrials — 17.4%
AAON	4,212	116
AAR	45,391	1,059
ABM Industries	5,847	213
Acacia Research	4,119	18
ACCO Brands*	11,300	117
Actuant, Cl A	5,981	135
Advanced Drainage Systems	3,400	93
Advisory Board*	4,062	144
Aegion, Cl A*	3,600	70
AerCap Holdings*	37,145	1,248
Aerojet Rocketdyne Holdings*	6,293	115
Aerovironment*	2,000	56
Air Transport Services Group*	4,800	62
Aircastle	4,900	96
Alamo Group	1,100	73
Albany International, Cl A	38,779	1,547
Allegiant Travel, Cl A	1,328	201
Allegion	32,600	2,264
Allied Motion Technologies	600	14
Altra Industrial Motion	36,702	990
Ameresco, Cl A*	1,900	8
American Railcar Industries	1,100	43
American Science & Engineering	16,765	627
American Superconductor*	1,200	10
American Woodmark*	1,400	93
AO Smith	6,005	529
Apogee Enterprises	3,000	139
Applied Industrial Technologies	3,894	176

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Aqua Metals*	1,100	$13
ARC Document Solutions*	3,500	14
ArcBest	44,831	729
Argan	1,400	58
Armstrong Flooring*	2,400	41
Astec Industries	27,229	1,529
Astronics, Cl A*	2,286	76
Atkore International Group*	15,125	242
Atlas Air Worldwide Holdings*	2,600	108
AZZ	16,993	1,019
Babcock & Wilcox Enterprises*	4,800	71
Barnes Group	39,558	1,310
Barrett Business Services	600	25
Beacon Roofing Supply*	33,289	1,514
BMC Stock Holdings*	151,183	2,694
Brady, Cl A	4,691	143
Briggs & Stratton	4,253	90
Brink’s	4,530	129
Builders FirstSource*	60,120	676
BWX Technologies, Cl W	35,040	1,253
Caesarstone*	2,500	87
CAI International*	59,910	449
Casella Waste Systems, Cl A*	80,154	629
CBIZ*	4,491	47
CEB	3,442	212
CECO Environmental	2,800	24
Celadon Group	167,318	1,367
Chart Industries*	3,179	77
CIRCOR International	1,700	97
CLARCOR	24,401	1,484
Clean Harbors*	54,600	2,845
Colfax*	26,965	713
Columbus McKinnon	53,468	757
Comfort Systems USA	3,660	119
Commercial Vehicle Group*	153,741	799
Continental Building Products*	3,700	82
Costamare	2,800	21
Covenant Transportation Group, Cl A*	58,772	1,062
CPI Aerostructures*	129,480	796
CRA International*	800	20
Crane	1,574	89
CSW Industrials*	1,500	49
Cubic	2,649	106
Curtiss-Wright	4,677	394
Deluxe	48,164	3,197
DigitalGlobe*	75,952	1,625
Douglas Dynamics	2,371	61

Description	Shares	Value (000)
Ducommun*	900	$18
DXP Enterprises*	996	15
Dycom Industries*	64,643	5,803
Dynamic Materials	1,500	16
Echo Global Logistics*	88,391	1,982
EMCOR Group	58,293	2,873
Encore Wire	2,151	80
Energous*	1,500	19
Energy Recovery*	3,600	32
EnerSys	4,519	269
Engility Holdings*	2,100	44
Ennis	2,700	52
EnPro Industries	2,300	102
ESCO Technologies	2,800	112
Essendant	3,904	119
Esterline Technologies*	3,075	191
ExOne*	700	7
Exponent	2,550	149
Federal Signal	5,696	73
Fortune Brands Home & Security	25,600	1,484
Forward Air	2,991	133
Franklin Covey*	1,526	23
Franklin Electric	50,702	1,676
FreightCar America	1,000	14
FTI Consulting*	4,328	176
FuelCell Energy*	1,650	10
G&K Services, Cl A	1,946	149
GATX	63,820	2,805
Generac Holdings*	6,709	235
General Cable	5,042	64
Genesee & Wyoming, Cl A*	15,367	906
Gibraltar Industries*	3,300	104
Global Brass & Copper Holdings	2,400	65
GMS*	700	16
Gorman-Rupp	2,073	57
GP Strategies*	1,000	22
Graham	900	17
Granite Construction	101,918	4,643
Great Lakes Dredge & Dock*	5,100	22
Greenbrier	2,785	81
Griffon	3,000	51
H&E Equipment Services	3,231	61
Hardinge	1,200	12
Harsco	130,653	868
Hawaiian Holdings*	5,500	209
HC2 Holdings*	1,900	8
HD Supply Holdings*	34,700	1,208

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Healthcare Services Group	7,278	$301
Heartland Express	4,984	87
HEICO	18,620	1,244
Heidrick & Struggles International	1,500	25
Heritage-Crystal Clean*	800	10
Herman Miller	6,239	186
Hill International*	2,100	9
Hillenbrand	6,116	184
HNI	23,878	1,110
Hub Group, Cl A*	3,582	137
Hurco	500	14
Huron Consulting Group*	2,234	135
Hyster-Yale Materials Handling	973	58
ICF International*	2,000	82
IES Holdings*	800	10
InnerWorkings*	161,202	1,333
Insperity	1,700	131
Insteel Industries	1,975	56
Interface, Cl A	223,087	3,403
ITT	69,810	2,232
John Bean Technologies	22,752	1,393
Joy Global	10,300	218
Kadant	1,200	62
Kaman	2,845	121
KBR	202,654	2,683
Kelly Services, Cl A	2,848	54
Kennametal	8,300	184
KEYW Holding*	3,700	37
Kforce	2,200	37
Kimball International, Cl B	3,900	44
Kirby*	38,190	2,383
KLX*	5,500	171
Knight Transportation	7,000	186
Knoll	4,909	119
Korn	5,966	123
Kratos Defense & Security Solutions*	3,700	15
Lawson Products*	600	12
Layne Christensen*	1,900	15
Lindsay	1,100	75
LSI Industries	2,500	28
Lydall*	1,605	62
Manitowoc	13,300	72
Marten Transport	116,921	2,314
Masco	60,000	1,856
Masonite International*	3,141	208
MasTec*	52,497	1,172
Matson	4,265	138

Description	Shares	Value (000)
Matthews International, Cl A	34,027	$1,893
McGrath RentCorp	172,271	5,271
Meritor*	8,900	64
Middleby*	8,100	934
Milacron Holdings*	1,400	20
Miller Industries	900	19
Mistras Group*	1,800	43
Mobile Mini	4,651	161
Moog, Cl A*	54,746	2,952
MRC Global*	10,400	148
MSA Safety	27,196	1,429
Mueller Industries	5,674	181
Mueller Water Products, Cl A	16,290	186
Multi-Color	1,300	82
MYR Group*	1,700	41
National Presto Industries	600	57
Navigant Consulting*	4,964	80
Navistar International*	4,600	54
NCI Building Systems*	9,655	154
Neff, Cl A*	700	8
NL Industries*	300	1
NN	2,400	34
Nortek*	900	53
NOW*	11,200	203
NV5 Global*	21,610	615
Old Dominion Freight Line*	12,370	746
Omega Flex	200	8
On Assignment*	69,576	2,571
Orbital ATK	29,979	2,552
Orion Group Holdings*	2,300	12
Oshkosh	48,586	2,317
PAM Transportation Services*	200	3
Park-Ohio Holdings	700	20
Patrick Industries*	1,550	93
PGT*	247,144	2,547
Pitney Bowes	132,530	2,359
Plug Power*	15,992	30
Ply Gem Holdings*	2,500	36
Powell Industries	734	29
Power Solutions International*	400	7
Preformed Line Products	100	4
Primoris Services	56,761	1,074
Proto Labs*	2,528	146
Quad	3,300	77
Quanex Building Products	3,600	67
Radiant Logistics*	249,120	747
Raven Industries	4,170	79

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
RBC Bearings*	2,260	$164
Regal Beloit	30,629	1,686
Resources Connection	3,800	56
Revolution Lighting Technologies*	190,220	1,176
Rexnord*	8,605	169
Roadrunner Transportation Systems*	2,289	17
RPX*	4,900	45
Rush Enterprises, Cl A*	3,831	82
Saia*	57,794	1,453
Scorpio Bulkers*	6,155	17
Simpson Manufacturing	4,385	175
SiteOne Landscape Supply*	1,200	40
SkyWest	5,300	140
SP Plus*	51,345	1,159
Sparton*	700	15
SPX	4,300	64
SPX FLOW*	3,700	96
Standex International	1,340	111
Steelcase, Cl A	8,966	122
Sun Hydraulics	2,427	72
Sunrun*	6,600	39
Supreme Industries, Cl A	1,400	19
Swift Transportation, Cl A*	8,480	131
TAL International Group	3,547	48
TASER International*	5,512	137
Team*	3,030	75
Teledyne Technologies*	3,493	346
Tennant	23,216	1,251
Tetra Tech	5,782	178
Textainer Group Holdings	2,100	23
Thermon Group Holdings*	3,300	63
Titan International	3,700	23
Titan Machinery*	24,232	270
TransUnion*	42,100	1,408
TRC*	1,600	10
Trex*	3,000	135
TriMas*	4,699	85
TriNet Group*	4,500	94
Trinity Industries	150,500	2,794
Triumph Group	5,200	185
TrueBlue*	4,589	87
Tutor Perini*	39,844	938
UniFirst	1,563	181
Univar*	4,500	85
Universal Forest Products	2,023	188
Universal Logistics Holdings	800	10
US Ecology	2,200	101

Description	Shares	Value (000)
USA Truck*	600	$11
Valmont Industries	8,660	1,171
Vectrus*	1,300	37
Veritiv*	1,000	38
Viad	2,000	62
Vicor*	1,200	12
Virgin America*	2,100	118
VSE	400	27
Wabash National*	116,520	1,480
Wabtec	14,183	996
WageWorks*	16,550	990
Watts Water Technologies, Cl A	2,795	163
Werner Enterprises	4,700	108
Wesco Aircraft Holdings*	6,006	81
West	4,500	88
Willis Lease Finance*	400	9
Woodward	5,492	317
XPO Logistics*	10,193	268
YRC Worldwide*	3,042	27

		142,775

Information Technology — 18.7%
3D Systems*	11,200	153
A10 Networks*	4,600	30
Acacia Communications*	500	20
ACI Worldwide*	53,168	1,037
Actua*	3,207	29
Acxiom*	8,105	178
ADTRAN	83,655	1,560
Advanced Energy Industries*	34,761	1,320
Advanced Micro Devices*	68,500	352
Aerohive Networks*	2,200	15
Agilysys*	1,400	15
Alarm.com Holdings*	1,000	26
Alpha & Omega Semiconductor*	1,800	25
Ambarella*	3,300	168
Amber Road*	900	7
American Software, Cl A	2,000	21
Amkor Technology*	10,500	60
Angie’s List*	3,761	24
Anixter International*	3,000	160
Apigee*	1,600	20
Appfolio, Cl A*	700	10
Applied Micro Circuits*	7,400	48
Applied Optoelectronics*	1,600	18
Aspen Technology*	44,156	1,777
Autobytel*	900	12

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
AVG Technologies*	4,400	$84
Avid Technology*	2,300	13
AVX	4,900	67
Axcelis Technologies*	10,900	29
Badger Meter	1,368	100
Bankrate*	6,068	45
Barracuda Networks*	2,300	35
Bazaarvoice*	501,181	2,011
Bel Fuse, Cl B	900	16
Belden	28,303	1,709
Benchmark Electronics*	36,359	769
Benefitfocus*	1,300	50
Black Box	1,300	17
Blackbaud	16,274	1,105
Blackhawk Network Holdings, Cl A*	5,734	192
Blucora*	3,458	36
Booz Allen Hamilton Holding, Cl A	10,300	305
Bottomline Technologies*	63,423	1,365
Box, Cl A*	5,100	53
Brightcove*	2,500	22
BroadSoft*	22,603	927
Brooks Automation	25,300	284
Cabot Microelectronics	35,081	1,485
CACI International, Cl A*	2,569	232
CalAmp*	39,744	589
Calix*	3,500	24
Callidus Software*	59,793	1,195
Carbonite*	1,300	13
Cardtronics*	4,663	186
Care.com*	2,000	23
Cass Information Systems	1,100	57
Cavium*	5,910	228
CEVA*	1,900	52
ChannelAdvisor*	64,005	927
Ciena*	14,308	268
Cimpress*	2,619	242
Cirrus Logic*	6,583	255
Clearfield*	900	16
Coherent*	11,226	1,030
Cohu	86,566	939
CommScope Holding*	94,600	2,936
CommVault Systems*	31,858	1,376
comScore*	4,863	116
Comtech Telecommunications	19,790	254
Control4*	2,000	16
Convergys	9,214	230
Cornerstone OnDemand*	5,402	206

Description	Shares	Value (000)
CPI Card Group	1,500	$8
Cray*	4,000	120
Criteo ADR*	40,754	1,871
CSG Systems International	3,170	128
CTS	3,566	64
Cvent*	3,100	111
Cypress Semiconductor	122,660	1,294
CYREN*	292,662	579
Daktronics	3,200	20
Datalink*	1,400	11
Demandware*	3,900	292
DHI Group*	5,200	32
Diebold	148,990	3,698
Digi International*	2,000	21
Digimarc*	1,000	32
Diodes*	4,100	77
Dolby Laboratories, Cl A	48,016	2,298
DSP Group*	1,700	18
DST Systems	35,595	4,143
DTS*	1,600	42
EarthLink Holdings	11,000	70
Eastman Kodak*	1,500	24
Ebix	2,500	120
Electro Rent	1,200	18
Electro Scientific Industries*	2,900	17
Electronics For Imaging*	48,145	2,072
Ellie Mae*	2,999	275
EMCORE*	2,400	14
Endurance International Group Holdings*	6,900	62
EnerNOC*	2,300	15
Entegris*	14,809	214
Envestnet*	4,302	143
EPAM Systems*	4,994	321
Epiq Systems	3,000	44
ePlus*	700	57
Euronet Worldwide*	50,853	3,519
EVERTEC	6,392	99
Everyday Health*	1,900	15
Exa*	1,400	20
Exar*	125,635	1,011
ExlService Holdings*	27,864	1,460
Extreme Networks*	10,800	37
Fabrinet*	35,684	1,325
Fair Isaac	13,781	1,557
Fairchild Semiconductor International, Cl A*	10,700	212

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
FARO Technologies*	1,800	$61
Finisar*	11,275	197
Five9*	122,258	1,455
Fleetmatics Group*	4,110	178
FormFactor*	7,680	69
Forrester Research	1,000	37
Gartner*	8,300	809
Gigamon*	3,400	127
GigPeak*	120,401	236
Globant*	2,700	106
Glu Mobile*	9,800	22
Gogo*	5,100	43
GrubHub*	8,400	261
GTT Communications*	127,562	2,358
Guidance Software*	1,700	11
Hackett Group	2,000	28
Harmonic*	6,927	20
Higher One Holdings*	3,200	16
Himax Technologies ADR	35,950	297
Hortonworks*	4,200	45
HubSpot*	3,000	130
II-VI*	6,235	117
Immersion*	2,352	17
Imperva*	2,940	126
Infinera*	14,645	165
Infoblox*	5,855	110
Information Services Group*	3,200	12
Inphi*	41,852	1,341
Insight Enterprises*	27,277	709
Instructure*	800	15
Integrated Device Technology*	123,966	2,495
Interactive Intelligence Group*	1,900	78
InterDigital	3,500	195
Intersil, Cl A	14,066	190
InterXion Holding*	35,970	1,327
Intralinks Holdings*	4,600	30
InvenSense, Cl A*	8,529	52
Itron*	56,951	2,455
Ixia*	6,800	67
IXYS	2,000	21
j2 Global	4,944	312
Jabil Circuit	296,465	5,477
Jive Software*	6,000	23
Kimball Electronics*	3,150	39
Knowles*	68,045	931
Kopin*	5,200	12
KVH Industries*	1,300	10

Description	Shares	Value (000)
Lattice Semiconductor*	11,472	$61
Limelight Networks*	4,500	7
Lionbridge Technologies*	5,400	21
Liquidity Services*	34,571	271
Littelfuse	11,001	1,300
LivePerson*	6,540	41
LogMeIn*	2,601	165
Lumentum Holdings*	30,240	732
MACOM Technology Solutions Holdings*	2,400	79
ManTech International, Cl A	2,600	98
Marchex, Cl B*	2,200	7
Marin Software*	361,905	850
Marketo*	4,291	149
MAXIMUS	6,660	369
MaxLinear, Cl A*	5,806	104
Maxwell Technologies*	3,300	17
MeetMe*	4,300	23
Mentor Graphics	11,215	238
Mercury Systems*	109,145	2,713
Mesa Laboratories	300	37
Methode Electronics	96,827	3,314
Micron Technology*	74,400	1,024
Microsemi*	92,260	3,015
MicroStrategy, Cl A*	1,000	175
MINDBODY, Cl A*	1,500	24
Mitek Systems*	3,100	22
MKS Instruments	5,538	238
MobileIron*	3,500	11
Mobileye*	85,620	3,952
Model N*	241,896	3,230
MoneyGram International*	2,486	17
Monolithic Power Systems	21,480	1,468
Monotype Imaging Holdings	4,200	103
Monster Worldwide*	7,500	18
MTS Systems	1,395	61
Multi-Fineline Electronix*	700	16
Nanometrics*	2,700	56
NCR*	24,485	680
NeoPhotonics*	3,100	30
NETGEAR*	3,369	160
NetScout Systems*	10,048	224
NeuStar, Cl A*	5,700	134
New Relic*	2,300	68
NIC	6,590	145
Nimble Storage*	6,600	53
Novanta*	82,854	1,255

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Nuance Communications*	46,300	$724
Numerex, Cl A*	1,400	10
NVE	400	23
NVIDIA	74,000	3,480
Oclaro*	121,010	591
OSI Systems*	1,920	112
Park City Group*	700	6
Park Electrochemical	1,773	26
Paycom Software*	4,600	199
Paylocity Holding*	24,180	1,045
PC Connection	1,200	29
PDF Solutions*	2,400	34
Pegasystems	3,639	98
Perficient*	3,306	67
PFSweb*	1,200	11
Photronics*	6,794	61
Planet Payment*	4,400	20
Plantronics	3,474	153
Plexus*	3,532	153
Polycom*	14,177	159
Power Integrations	2,783	139
Progress Software*	5,264	145
Proofpoint*	18,862	1,190
PROS Holdings*	2,673	47
Pure Storage, Cl A*	6,400	70
Q2 Holdings*	33,825	948
QAD, Cl A	1,000	19
Qlik Technologies*	9,806	290
QLogic*	8,815	130
Qualys*	2,800	83
QuickLogic*	510,686	495
QuinStreet*	2,600	9
Quotient Technology*	45,815	614
Radisys*	323,465	1,449
Rambus*	10,800	130
Rapid7*	2,100	26
RealNetworks*	2,200	9
RealPage*	5,400	121
Reis	723	18
RetailMeNot*	3,200	25
Rightside Group*	1,200	13
RingCentral, Cl A*	84,800	1,672
Rofin-Sinar Technologies*	2,800	89
Rogers*	47,388	2,895
Rosetta Stone*	2,000	16
Rovi*	38,932	609
Rubicon Project*	3,900	53

Description	Shares	Value (000)
Rudolph Technologies*	2,800	$43
Sanmina*	7,838	210
Sapiens International	2,047	24
ScanSource*	2,547	95
Science Applications International	4,609	269
SciQuest*	3,100	55
Seachange International*	210,354	671
SecureWorks, Cl A*	600	8
Semtech*	6,908	165
ServiceNow*	43,435	2,884
ServiceSource International*	5,700	23
SharpSpring*	117,478	614
ShoreTel*	399,774	2,674
Shutterstock*	1,803	83
Sigma Designs*	2,600	17
Silicom	600	18
Silicon Graphics International*	2,900	15
Silicon Laboratories*	4,300	210
Silver Spring Networks*	3,900	47
Sonus Networks*	5,696	49
SPS Commerce*	1,800	109
Stamps.com*	20,830	1,821
Stratasys*	5,400	124
Super Micro Computer*	3,900	97
Sykes Enterprises*	3,900	113
Synaptics*	3,782	203
Synchronoss Technologies*	4,314	137
SYNNEX	3,094	293
Syntel*	3,400	154
Take-Two Interactive Software*	8,741	331
Tangoe*	3,000	23
Tech Data*	3,600	259
TechTarget*	1,400	11
Telenav*	105,330	537
TeleTech Holdings	1,800	49
Tessera Technologies	5,247	161
TiVo*	10,191	101
Travelport Worldwide	12,084	156
Trimble Navigation*	45,100	1,099
TrueCar*	5,800	46
TTM Technologies*	6,553	49
TubeMogul*	2,300	27
Tyler Technologies*	6,375	1,063
Ubiquiti Networks	2,732	106
Ultra Clean Holdings*	2,500	14
Ultratech*	2,804	64
Unisys*	4,561	33

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
United Online*	1,000	$11
Universal Display*	28,841	1,955
USA Technologies*	3,700	16
Vantiv, Cl A*	18,600	1,053
Varonis Systems*	23,245	558
VASCO Data Security International*	3,200	52
Veeco Instruments*	102,578	1,699
VeriFone Systems*	27,145	503
Verint Systems*	6,519	216
ViaSat*	4,673	334
Viavi Solutions*	24,500	162
VirnetX Holding*	3,600	14
Virtusa*	2,999	87
Vishay Intertechnology	226,930	2,812
Vishay Precision Group*	900	12
Web.com Group*	4,751	86
WebMD Health, Cl A*	18,790	1,092
Workiva, Cl A*	2,300	31
Xactly*	2,400	31
Xcerra*	6,400	37
XO Group*	3,100	54
Xura*	2,500	61
Zendesk*	84,110	2,219
Zix*	4,700	18

		153,173

Materials — 5.3%
A Schulman	54,183	1,323
AEP Industries	500	40
AgroFresh Solutions*	2,300	12
AK Steel Holding*	24,952	116
Alamos Gold, Cl A	60,378	519
ALJ Regional Holdings*	1,900	10
Allegheny Technologies	11,300	144
American Vanguard	3,000	45
Ampco-Pittsburgh	900	10
AptarGroup	35,800	2,833
Avery Dennison	35,075	2,622
Axiall	7,393	241
Balchem	3,165	189
Berry Plastics Group*	27,915	1,084
Boise Cascade*	14,229	327
Calgon Carbon	4,800	63
Carpenter Technology	4,800	158
Century Aluminum*	4,264	27
Chase	700	41
Chemours	19,100	157

Description	Shares	Value (000)
Chemtura*	6,409	$169
Clearwater Paper*	1,700	111
Cliffs Natural Resources*	18,400	104
Codexis*	3,500	14
Coeur Mining*	15,976	170
Commercial Metals	163,009	2,756
Compass Minerals International	24,419	1,812
Deltic Timber	1,140	77
Ferro*	74,603	998
Ferroglobe	6,800	59
Flotek Industries*	4,900	65
FutureFuel	2,300	25
GCP Applied Technologies*	118,000	3,073
Gold Resource	5,200	19
Greif, Cl A	49,865	1,869
Handy & Harman*	200	5
Hawkins	1,200	52
Haynes International	27,370	878
HB Fuller	5,268	232
Headwaters*	61,681	1,106
Hecla Mining	39,822	203
Hi-Crush Partners (A)	51,499	673
Ingevity*	4,400	150
Innophos Holdings	2,087	88
Innospec	2,390	110
Kaiser Aluminum	1,808	163
KapStone Paper and Packaging	9,029	117
KMG Chemicals	1,300	34
Koppers Holdings*	2,148	66
Kraton Performance Polymers*	81,180	2,267
Kronos Worldwide	178,921	939
Louisiana-Pacific*	15,055	261
LSB Industries*	1,500	18
Materion	2,153	53
Mercer International	81,660	652
Minerals Technologies	3,607	205
Multi Packaging Solutions International*	65,985	881
Myers Industries	2,098	30
Neenah Paper	1,764	128
Olin	64,689	1,607
Olympic Steel	700	19
OMNOVA Solutions*	4,000	29
PH Glatfelter	4,676	91
PolyOne	156,003	5,498
Quaker Chemical	1,334	119
Rayonier Advanced Materials	4,400	60

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
Real Industry*	1,700	$13
Ryerson Holding*	1,700	30
Schnitzer Steel Industries, Cl A	2,758	49
Schweitzer-Mauduit International	3,044	107
Sensient Technologies	4,537	322
Silgan Holdings	13,041	671
Stepan	2,100	125
Stillwater Mining*	12,728	151
Summit Materials, Cl A*	6,634	136
SunCoke Energy	5,324	31
TimkenSteel	4,500	43
Trecora Resources*	1,600	17
Tredegar	2,700	44
Trinseo	3,000	129
Tronox, Cl A	6,997	31
UFP Technologies*	700	16
United States Lime & Minerals	100	6
US Concrete*	16,401	999
Valhi	2,200	3
Westlake Chemical	56,210	2,413
Worthington Industries	4,632	196

		43,548

Telecommunication Services — 0.5%
8x8*	101,380	1,481
ATN International	1,092	85
Boingo Wireless*	3,100	28
Cincinnati Bell*	22,700	104
Cogent Communications Holdings	37,511	1,503
Consolidated Communications Holdings	5,196	142
FairPoint Communications*	2,200	32
General Communication, Cl A*	3,500	55
Globalstar*	49,682	60
Hawaiian Telcom Holdco*	900	19
IDT, Cl B	1,300	18
inContact*	6,400	89
Inteliquent	3,000	60
Intelsat*	2,400	6
Iridium Communications*	8,248	73
Lumos Networks*	2,616	32
NII Holdings*	5,600	18
ORBCOMM*	5,900	59
pdvWireless*	1,200	26
Shenandoah Telecommunications	4,800	187
Spok Holdings	1,800	34
Straight Path Communications*	1,100	30

Description	Shares	Value (000)
Vonage Holdings*	18,600	$113
Windstream Holdings	10,000	93

		4,347

Utilities — 1.6%
AGL Resources	17,926	1,182
ALLETE	33,686	2,176
American States Water	3,673	161
Artesian Resources, Cl A	700	24
Atlantic Power	14,200	35
Atlantica Yield	6,100	113
Avista	6,600	296
Black Hills	5,376	339
California Water Service Group	5,000	174
Chesapeake Utilities	1,390	92
Connecticut Water Service	1,223	69
Consolidated Water	1,400	18
Delta Natural Gas	700	19
Dynegy, Cl A*	11,937	206
El Paso Electric	4,180	198
Empire District Electric	50,338	1,710
Genie Energy, Cl B	1,200	8
IDACORP	5,274	429
MGE Energy	3,682	208
Middlesex Water	1,700	74
New Jersey Resources	9,016	348
Northwest Natural Gas	2,740	178
NorthWestern	5,100	322
NRG Yield, Cl A	9,644	150
ONE Gas	5,400	360
Ormat Technologies	4,100	179
Otter Tail	3,774	126
Pattern Energy Group, Cl A	6,001	138
PNM Resources	8,109	287
Portland General Electric	9,400	415
SJW	1,700	67
South Jersey Industries	47,740	1,509
Southwest Gas	4,905	386
Spark Energy, Cl A	500	17
Spire	4,700	333
Talen Energy*	8,800	119
TerraForm Global, Cl A	9,500	31
TerraForm Power, Cl A	9,100	99
Unitil	1,417	60
Vivint Solar*	1,800	6
WGL Holdings	5,253	372

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)
York Water	1,300	$42

		13,075

Total Common Stock (Cost $795,434) (000)		787,776

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000	13,119	1,509
iShares Russell 2000 Value	11,308	1,100

Total Exchange Traded Funds (Cost $2,768) (000)		2,609

	Number of Rights
RIGHTS — 0.0%
Chelsea Therapeutics International, Expires † *	2,000	—
Durata Therapeutics, Expires † *	900	—
Dyax, Expires 12/31/2019*	12,613	—
Leap Wireless, Expires † *	2,300	—

Total Rights (Cost $–) (000)		—

SHORT-TERM INVESTMENT — 3.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.471%, (B)	25,376,094	25,376

Total Short-Term Investment (Cost $25,376) (000)		25,376

Total Investments — 99.5% (Cost $823,578) (000)		$815,761

Percentages are based on net assets of $819,774 (000).

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	113	Sep-2016	$(41)

For the period ended June 30, 2016, the monthly average value of futures contracts held was $13,355 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Expiration date is unavailable.
(A)	Security considered Master Limited Partnership. At June 30, 2016, these securities amounted to $1,056 (000) or 0.13% of net assets.
(B)	The rate reported is the 7-day effective yield as of June 30, 2016.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2016, all of the Fund’s investments and other financial instruments, with the exception of the rights, were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles. The rights were considered Level 2.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 95.9%
Australia — 2.8%
AGL Energy	18,701	$270
ALS	97,082	357
Alumina	675,832	657
Amcor	47,996	538
AMP	78,079	303
APA Group	31,082	216
Aristocrat Leisure	14,373	149
Asaleo Care	127,344	199
Asciano	17,656	117
ASX	5,009	172
Aurizon Holdings	54,436	197
AusNet Services	45,090	55
Australia & New Zealand Banking Group	78,696	1,427
Bank of Queensland	10,960	87
Bendigo & Adelaide Bank	13,346	96
BHP Billiton	105,479	1,495
BlueScope Steel	149,533	718
Boral	21,201	99
Brambles	41,777	388
Caltex Australia	7,573	182
Challenger	16,280	105
CIMIC Group	2,989	80
Cleanaway Waste Management	636,532	383
Coca-Cola Amatil	126,844	783
Cochlear	1,541	140
Commonwealth Bank of Australia	46,333	2,587

Description	Shares	Value (000)
Computershare	12,606	$87
Crown Resorts	10,292	98
CSL	12,605	1,060
Dexus Property Group‡	25,010	169
Domino’s Pizza Enterprises	1,618	83
DUET Group	65,039	122
DuluxGroup	43,084	204
Fairfax Media	579,471	404
Flight Centre Travel Group	1,602	38
Fortescue Metals Group	38,861	103
Goodman Group‡	49,292	263
GPT Group‡	50,354	205
GUD Holdings	26,565	182
Harvey Norman Holdings	13,709	48
Healthscope	49,589	106
Iluka Resources	58,541	287
Incitec Pivot	44,462	99
Insurance Australia Group	67,346	276
Lend Lease Group	14,161	134
Macquarie Group	8,106	419
Medibank	71,327	157
Metcash	172,787	247
Mirvac Group‡	98,434	149
National Australia Bank	71,161	1,359
Newcrest Mining*	56,766	982
Oil Search	35,626	178
Orica	168,128	1,557
Origin Energy	45,479	197
Orora	36,567	76
Platinum Asset Management	5,133	22
Premier Investments	3,000	32
Qantas Airways	12,184	26
QBE Insurance Group	36,110	283
Ramsay Health Care	3,971	215
REA Group	1,468	66
Rio Tinto PLC	11,238	386
Santos	80,521	281
Scentre Group‡	145,846	540
SEEK	8,787	101
Sigma Pharmaceuticals	194,920	165
Sonic Healthcare	10,990	177
South32	89,568	103
Spotless Group Holdings	221,310	185
Stockland‡	66,484	235
Suncorp Group	33,916	311
Sydney Airport	28,112	146

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Tabcorp Holdings	20,800	$72
Tatts Group	38,646	111
Telstra	113,491	473
TPG Telecom	9,905	89
Transurban Group	55,792	502
Treasury Wine Estates	20,594	143
Vicinity Centres‡	87,914	219
Vocus Communications	12,638	82
Wesfarmers	30,692	923
Westfield‡	52,247	418
Westpac Banking	89,858	1,987
Woodside Petroleum	19,634	395
Woolworths	33,794	529

		30,306

Austria — 0.1%
ANDRITZ	6,784	319
Erste Group Bank	7,798	177
Oesterreichische Post	10,343	332
OMV	3,694	104
Raiffeisen Bank International	3,314	41
Voestalpine	2,972	99
Wienerberger	31,839	444

		1,516

Belgium — 0.8%
Ageas	5,187	179
Anheuser-Busch InBev	39,424	5,165
Colruyt	1,889	104
Delhaize Group	2,728	287
Groupe Bruxelles Lambert	2,070	169
KBC Group	51,221	2,508
Proximus	4,037	128
Solvay	2,074	192
Telenet Group Holding*	1,509	69
UCB	3,507	262
Umicore	2,400	124

		9,187

Brazil — 1.9%
AES Tiete Energia	42,200	194
Ambev ADR	337,888	1,997
B2W Cia Digital*	44,268	130
Banco do Brasil	122,000	646
Banco Santander Brasil ADR	38,782	221
BM&FBovespa-Bolsa de Valores Mercadorias e Futuros	417,000	2,313
Braskem ADR	46,552	552

Description	Shares	Value (000)
BRF	37,000	$517
BTG Pactual Group	54,900	313
Cia de Saneamento Basico do Estado de Sao Paulo	115,600	1,037
Cia de Saneamento de Minas Gerais-COPASA	17,100	157
Cia Energetica de Minas Gerais ADR	278,359	615
Cosan Industria e Comercio	34,200	354
Direcional Engenharia*	25,600	44
EDP-Energias do Brasil	302,114	1,281
Equatorial Energia	29,900	454
Fibria Celulose	150,400	1,011
FII BTG Pactual Corporate Office Fund, Cl Institutional‡	2,117	59
Fleury	10,100	86
Grendene	139,500	717
JBS	600,500	1,870
LPS Brasil Consultoria de Imoveis*	78,900	94
MRV Engenharia e Participacoes	398,600	1,326
Multiplus	18,200	200
Natura Cosmeticos	82,527	655
Porto Seguro	75,316	622
Raia Drogasil	113,000	2,233
Tim Participacoes	104,903	220
TOTVS	49,100	463
Ultrapar Participacoes	41,300	913

		21,294

Canada — 1.3%
Brookfield Asset Management, Cl A	17,032	563
Canadian National Railway	85,238	5,034
Canadian Natural Resources	42,146	1,300
Element Financial	146,839	1,557
Loblaw	32,498	1,738
PrairieSky Royalty	843	16
Rogers Communications, Cl B	22,989	931
Suncor Energy	118,069	3,276

		14,415

Chile — 0.2%
Cia Cervecerias Unidas	51,555	604
Cia Sud Americana de Vapores*	3,215,578	65
Enaex	1,550	16
Enersis Americas	1,650,868	694
Enersis Chile ADR (B)	1,650,868	474
Inversiones La Construccion	4,669	51
Quinenco	331,750	644

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Sociedad Quimica y Minera de Chile ADR	1,398	$35

		2,583

China — 2.7%
Agricultural Bank of China, Cl H	453,000	167
Ajisen China Holdings	510,000	199
Alibaba Group Holding ADR*	25,447	2,024
Aupu Group Holding	140,000	47
Baidu ADR*	4,200	694
Bank of China, Cl H	7,712,000	3,100
Bank of Communications, Cl H	732,000	465
BYD Electronic International	623,000	353
CECEP COSTIN New Materials Group	1,134,000	87
Changyou.com ADR*	2,671	54
China Construction Bank, Cl H	8,717,000	5,811
China Lodging Group ADR	14,351	523
China Petroleum & Chemical, Cl H	2,004,000	1,463
China Southern Airlines, Cl H	1,306,000	742
China Telecom, Cl H	5,234,000	2,354
ChinaCache International Holdings ADR*	4,755	31
Chongqing Rural Commercial Bank, Cl H	391,000	199
Goodbaby International Holdings	343,000	159
Harbin Electric, Cl H	290,000	108
Kunlun Energy	56,000	47
Leju Holdings ADR*	9,889	46
Li Ning*	847,291	417
NetEase ADR	18,731	3,618
New Oriental Education & Technology Group ADR	71,363	2,989
Peak Sport Products	376,000	113
PetroChina, Cl H	2,200,000	1,515
Powerlong Real Estate Holdings	306,000	62
ReneSola ADR*	35,493	44
Shenzhou International Group Holdings	22,579	109
Sinotruk Hong Kong	632,500	275
TravelSky Technology, Cl H	299,000	577
Tsingtao Brewery, Cl H	78,000	273
Want Want China Holdings	790,996	565
Weibo ADR*	5,358	152
XTEP International Holdings	98,500	53
Yangzijiang Shipbuilding Holdings	47,000	31

		29,466

Description	Shares	Value (000)
Colombia — 0.1%
Almacenes Exito	44,975	$219
Bancolombia ADR	13,659	477

		696

Cyprus — 0.0%
Global Ports Investments GDR*	92,711	254

Czech Republic — 0.0%
Komercni Banka	4,300	161
Philip Morris CR	91	46

		207

Denmark — 1.7%
AP Moeller-Maersk, Cl B	277	358
Carlsberg, Cl B	32,127	3,061
Chr Hansen Holding	2,780	183
Coloplast, Cl B	34,460	2,575
Danske Bank	25,793	679
DSV	5,371	226
Genmab*	1,480	272
GN Store Nord	55,875	1,008
ISS	11,371	427
Novo Nordisk, Cl B	83,109	4,496
Novozymes, Cl B	6,139	294
Pandora	3,192	435
TDC	23,000	113
Topdanmark*	8,222	196
Tryg	2,822	50
Vestas Wind Systems	49,685	3,380
William Demant Holding*	62,765	1,217

		18,970

Finland — 0.7%
Amer Sports	12,263	336
Elisa	3,649	139
Fortum	12,426	199
Kone, Cl B	8,916	410
Metso	13,957	327
Neste	3,206	115
Nokia	118,586	675
Nokian Renkaat	12,943	461
Orion, Cl B	2,530	98
Sampo, Cl A	72,490	2,951
Stora Enso, Cl R	15,253	122
Tikkurila	76,914	1,391
UPM-Kymmene	14,016	256
Wartsila, Cl B	13,049	531

		8,011

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
France — 7.3%
Accor	4,655	$180
Aeroports de Paris	803	88
Air France-KLM*	65,671	418
Air Liquide	63,548	6,647
Alstom	3,822	89
Arkema	1,719	132
Atos	2,292	190
AXA	86,792	1,718
BNP Paribas	53,462	2,370
Bollore	24,406	83
Bouygues	5,655	163
Bureau Veritas	78,736	1,665
Capital Gemini	4,329	377
Carrefour	15,141	374
Casino Guichard Perrachon	1,610	90
Christian Dior	1,515	244
Cie de Saint-Gobain	12,681	484
Cie Generale des Etablissements Michelin	4,990	473
CNP Assurances	4,932	73
Credit Agricole	27,815	234
Danone	119,221	8,410
Dassault Systemes	28,931	2,198
Edenred	33,069	681
Eiffage	1,510	108
Electricite de France	7,104	87
Elis	6,645	116
Engie	259,926	4,193
Essilor International	5,533	732
Eurazeo	1,048	62
Eurofins Scientific	2,709	1,005
Eutelsat Communications	4,314	82
Fonciere Des Regions‡	973	87
Gecina‡	1,159	158
Groupe Eurotunnel	79,324	842
Hermes International	2,061	772
ICADE‡	1,092	77
Iliad	739	150
Imerys	2,498	159
Ingenico Group	1,548	181
JCDecaux	10,752	363
Kering	1,999	324
Klepierre‡	6,099	270
LafargeHolcim	4,252	175
Lagardere	3,357	73
Legrand	66,282	3,412

Description	Shares	Value (000)
L’Oreal	22,169	$4,262
LVMH Moet Hennessy Louis Vuitton	35,348	5,353
Natixis	24,056	91
Neopost	11,906	276
Nokia	38,724	219
Numericable-SFR	2,877	72
Orange	54,166	885
Pernod Ricard	65,717	7,315
Peugeot*	13,625	164
Publicis Groupe	4,995	336
Remy Cointreau	703	61
Renault	5,104	389
Rexel	8,054	101
Safran	8,320	565
Sanofi	36,987	3,077
Schneider Electric	107,995	6,380
SCOR	4,628	138
Societe BIC	764	108
Societe Generale	20,937	658
Sodexo	2,611	280
Suez	9,222	144
Technip	5,597	304
Thales	9,110	760
TOTAL	68,053	3,273
Unibail-Rodamco‡	2,694	701
Valeo	6,288	280
Vallourec	22,767	82
Veolia Environnement	11,831	256
Vicat	3,655	207
Vinci	13,539	960
Virbac	335	61
Vivendi	31,834	600
Wendel	708	73
Zodiac Aerospace	43,432	1,019

		80,259

Germany — 6.2%
adidas	12,016	1,716
Allianz	12,314	1,761
Axel Springer	14,599	765
BASF	45,171	3,449
Bayer	109,367	10,975
Bayerische Motoren Werke	23,058	1,692
Beiersdorf	63,300	5,977
Brenntag	20,567	994
Commerzbank	27,941	182
Continental	2,929	553

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Covestro (A)	1,869	$83
CTS Eventim & KGaA	15,151	463
Daimler	25,954	1,553
Deutsche Bank	36,765	501
Deutsche Boerse	5,113	418
Deutsche Lufthansa	6,188	73
Deutsche Post	26,489	743
Deutsche Telekom	172,993	2,945
Deutsche Wohnen	8,856	301
E.ON	53,190	537
Evonik Industries	3,511	104
Fielmann	3,734	273
Fraport Frankfurt Airport Services Worldwide	1,196	64
Fresenius & KGaA	11,166	818
Fresenius Medical Care & KGaA	35,795	3,108
GEA Group	9,527	449
Gerresheimer	2,314	178
Hannover Rueck	3,373	352
HeidelbergCement	3,717	280
Henkel & KGaA	2,730	294
Hochtief	548	71
HUGO BOSS	1,864	106
Infineon Technologies	31,050	448
K+S	4,884	100
LANXESS	2,337	102
Linde	27,585	3,852
MAN	950	97
Merck KGaA	37,083	3,768
METRO	4,591	140
MTU Aero Engines	13,368	1,247
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,554	762
OSRAM Licht	2,240	116
ProSiebenSat.1 Media	41,034	1,796
RWE	12,716	201
SAP	102,880	7,684
Siemens	20,769	2,124
Stabilus*	4,030	191
Symrise	11,480	783
Telefonica Deutschland Holding	18,484	76
ThyssenKrupp	9,617	193
TUI	109,237	1,237
United Internet	3,139	130
Volkswagen	944	128
Vonovia	12,785	466
Zalando* (A)	2,333	61

		67,480

Description	Shares	Value (000)
Greece — 0.2%
Aegean Airlines	27,543	$188
Alpha Bank AE*	37,180	68
Athens Water Supply & Sewage	11,513	71
Fourlis Holdings*	14,670	59
Grivalia Properties REIC AE‡	45,717	355
Hellenic Telecommunications Organization	34,263	308
Intracom Holdings*	29,411	9
JUMBO	25,371	332
Motor Oil Hellas Corinth Refineries	68,639	746
OPAP	12,908	89
Public Power	36,554	100

		2,325

Hong Kong — 4.4%
AAC Technologies Holdings	102,500	879
AIA Group	1,431,200	8,694
Angang Steel, Cl H	178,000	80
ASM Pacific Technology	6,000	43
Bank of East Asia	31,674	123
BOC Hong Kong Holdings	97,500	294
C C Land Holdings	123,000	33
Cathay Pacific Airways	28,000	41
Cheung Kong Infrastructure Holdings	17,000	147
Cheung Kong Property Holdings	82,311	514
China Child Care	338,000	20
China High Speed Transmission Equipment Group	97,000	78
China Lesso Group Holdings	326,000	174
China Mengniu Dairy	335,000	586
China Merchants Holdings International	30,696	82
China Mobile	650,000	7,494
China National Materials	221,000	48
China Resources Beer Holdings	278,805	612
China Resources Land	558,000	1,319
China Unicom Hong Kong	2,036,000	2,124
CK Hutchison Holdings	197,884	2,171
CLP Holdings	45,000	459
CNOOC	337,780	423
Daphne International Holdings	276,000	42
Esprit Holdings	1,219,877	910
First Pacific	698,000	509
Future Land Development Holdings	444,000	58
Galaxy Entertainment Group	64,000	192
Geely Automobile Holdings	1,470,000	803

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Genting Singapore	163,000	$88
Global Brands Group Holding*	7,150,000	634
Guangdong Yueyun Transportation Company, Cl H	214,500	121
Guangnan Holdings	260,000	29
Guangzhou R&F Properties	361,200	459
Hang Lung Properties	63,000	128
Hang Seng Bank	20,200	347
Henderson Land Development	29,075	164
HK Electric Investments & HK Electric Investments (A)	73,703	69
HKT Trust	65,740	95
Hong Kong & China Gas	201,652	370
Hong Kong Exchanges and Clearing	31,288	764
Hongkong & Shanghai Hotels	255,972	261
Hysan Development	18,000	80
Industrial & Commercial Bank of China, Cl H	2,695,000	1,498
Jardine Matheson Holdings	29,800	1,738
Kerry Properties	15,500	38
Kingboard Chemical Holdings	240,500	480
Li & Fung	2,724,000	1,326
Link‡	59,500	407
Longfor Properties	133,000	174
Melco Crown Entertainment ADR	5,018	63
MGM China Holdings	23,600	31
MTR	40,765	207
New World Development	178,863	182
Noble Group	264,000	40
NWS Holdings	39,720	63
PCCW	120,136	81
Power Assets Holdings	36,500	336
Scud Group* (B)	252,000	—
Shangri-La Asia	40,000	40
Sino Land	77,046	127
Sinopec Shanghai Petrochemical, Cl H	3,076,000	1,418
SJM Holdings	48,000	29
Skyworth Digital Holdings	1,148,000	946
SmarTone Telecommunications Holdings	79,447	142
Stella International Holdings	82,448	146
Sun Hung Kai Properties	39,893	482
Sunny Optical Technology Group	128,000	451
Swire Pacific, Cl A	15,000	171
Swire Properties	30,000	80
Techtronic Industries	35,000	146

Description	Shares	Value (000)
Television Broadcasts	87,500	$301
Tencent Holdings	127,100	2,915
Tianneng Power International	410,000	279
Tingyi Cayman Islands Holding	203,014	193
Top Spring International Holdings	55,000	20
Uni-President China Holdings	49,000	42
Universal Health International Group Holding	181,000	10
Weiqiao Textile, Cl H	196,500	150
WH Group (A)	157,349	125
Wharf Holdings	38,000	232
Wheelock	21,000	99
Wynn Macau	46,800	68
Yue Yuen Industrial Holdings	21,500	85

		47,922

India — 0.9%
Infosys ADR	277,002	4,944
Tata Motors ADR	86,922	3,014
WNS Holdings ADR*	59,150	1,597

		9,555

Indonesia — 0.8%
Ace Hardware Indonesia	732,100	52
Adaro Energy	1,540,100	100
Bank Negara Indonesia Persero	3,771,200	1,488
Bank Pembangunan Daerah Jawa Barat Dan Banten	3,081,400	264
Bank Pembangunan Daerah Jawa Timur	467,000	18
Bank Tabungan Negara Persero	8,193,200	1,068
Delta Dunia Makmur*	5,031,800	89
Gudang Garam	179,700	942
Japfa Comfeed Indonesia	739,500	63
Matahari Department Store	144,600	219
PT Energi Mega Persada*	13,967,200	53
Telekomunikasi Indonesia Persero	12,669,200	3,829
Unilever Indonesia	44,500	152
United Tractors	238,400	267
XL Axiata*	496,875	138

		8,742

Ireland — 0.7%
Bank of Ireland*	5,436,211	1,116
CRH	27,896	808
DCC	16,097	1,423
Experian	116,025	2,201
Irish Continental Group	83,289	388
Kerry Group, Cl A	4,183	371

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Paddy Power Betfair	10,725	$1,125
Ryanair Holdings ADR	785	55

		7,487

Israel — 0.4%
Azrieli Group	1,299	55
Bank Hapoalim	27,284	138
Bank Leumi Le-Israel*	37,389	131
Bezeq The Israeli Telecommunication	59,320	117
Check Point Software Technologies*	30,243	2,410
Israel Chemicals	12,849	50
Mizrahi Tefahot Bank	3,276	38
Mobileye*	4,625	213
NICE-Systems	1,744	109
Taro Pharmaceutical Industries*	445	65
Teva Pharmaceutical Industries	25,007	1,251

		4,577

Italy — 1.2%
Assicurazioni Generali	30,982	363
Atlantia	10,867	270
CNH Industrial	209,062	1,507
Davide Campari-Milano	21,142	209
Enel	207,866	921
Eni	188,777	3,050
EXOR	2,808	103
Ferrari	3,244	132
Fiat Chrysler Automobiles	25,178	154
Intesa Sanpaolo	436,470	825
Leonardo-Finmeccanica*	10,374	105
Luxottica Group	42,622	2,068
Mediobanca	14,365	82
Piaggio & C	333,891	588
Poste Italiane (A)	13,778	91
Prysmian	5,202	114
Saipem	2,398,508	956
Snam	67,436	402
Technogym* (A)	10,705	47
Telecom Italia	418,856	316
Terna Rete Elettrica Nazionale	41,384	230
UniCredit	401,592	881
Unione di Banche Italiane	25,195	70
UnipolSai	29,438	44

		13,528

Description	Shares	Value (000)
Japan — 16.2%
ABC-Mart	1,000	$67
Acom*	12,600	61
Aeon	18,100	281
AEON Financial Service	3,100	67
Aeon Mall	3,200	42
Air Water	4,000	58
Aisin Seiki	5,300	214
Ajinomoto	14,900	349
Alfresa Holdings	82,900	1,722
Alps Electric	4,700	88
Amada Holdings	8,400	85
ANA Holdings	29,000	82
Aozora Bank	31,000	107
Asahi Glass	28,000	151
Asahi Group Holdings	10,200	329
Asahi Kasei	33,000	227
Asics	4,100	69
Astellas Pharma	63,600	994
Azbil	14,100	413
Bank of Kyoto	10,000	61
Benesse Holdings	1,700	40
Bridgestone	17,800	566
Brother Industries	6,200	66
Calbee	2,200	91
Canon	29,100	824
Casio Computer	6,600	94
Central Japan Railway	3,940	697
Chiba Bank	94,000	441
Chubu Electric Power	17,900	253
Chugai Pharmaceutical	5,800	206
Chugoku Bank	3,800	39
Chugoku Electric Power	7,900	100
Concordia Financial Group*	105,300	407
Credit Saison	4,300	71
CYBERDYNE*	3,000	67
Dai Nippon Printing	14,000	155
Daicel	7,200	74
Daihatsu Motor	5,300	68
Dai-ichi Life Insurance	174,800	1,925
Daiichi Sankyo	16,600	401
Daikin Industries	34,500	2,882
Daito Trust Construction	1,900	308
Daiwa House Industry	15,500	452
Daiwa Securities Group	44,000	231
Denso	127,700	4,460
Dentsu	5,700	266

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Don Quijote Holdings	3,000	$111
East Japan Railway	31,900	2,938
Eisai	6,720	373
Electric Power Development	3,700	86
FamilyMart	1,700	103
FANUC	24,180	3,911
Fast Retailing	1,500	400
Fuji Electric	14,000	58
Fuji Heavy Industries	16,100	548
Fuji Media Holdings	71,200	796
FUJIFILM Holdings	95,200	3,674
Fujitsu	155,000	566
Fukuoka Financial Group	22,000	72
GungHo Online Entertainment	13,500	36
Hachijuni Bank	12,000	52
Hakuhodo DY Holdings	5,800	69
Hamamatsu Photonics	3,800	106
Hankyu Hanshin Holdings	34,000	253
Hikari Tsushin	600	50
Hino Motors	7,000	69
Hirose Electric	800	97
Hiroshima Bank	12,000	40
Hisamitsu Pharmaceutical	1,600	92
Hitachi	554,000	2,301
Hitachi Chemical	2,500	46
Hitachi Construction Machinery	3,100	45
Hitachi High-Technologies	2,000	54
Hitachi Metals	6,300	63
Hokuriku Electric Power	5,000	62
Honda Motor	98,800	2,487
Hoshizaki Electric	1,400	136
Hoya	197,000	6,995
Hulic	7,300	76
Idemitsu Kosan	2,100	45
IHI	40,000	107
Iida Group Holdings	4,000	81
Inpex	150,300	1,167
Isetan Mitsukoshi Holdings	63,700	561
Isuzu Motors	15,400	188
ITOCHU	41,000	497
Iyo Bank	5,800	35
J Front Retailing	6,300	65
Japan Airlines	3,000	96
Japan Airport Terminal	1,000	36
Japan Exchange Group	13,800	158
Japan Post Bank	11,000	128
Japan Post Holdings	127,000	1,526

Description	Shares	Value (000)
Japan Prime Realty Investment‡	23	$99
Japan Real Estate Investment‡	34	209
Japan Retail Fund Investment‡	70	178
Japan Tobacco	141,800	5,679
JFE Holdings	83,300	1,073
JGC	6,000	85
Joyo Bank	15,000	56
JSR	4,500	59
JTEKT	5,300	60
JX Holdings	58,900	229
Kajima	25,000	173
Kakaku.com	3,700	73
Kamigumi	7,000	64
Kaneka	7,000	46
Kansai Electric Power*	19,800	191
Kansai Paint	5,900	118
Kao	46,300	2,684
Kawasaki Heavy Industries	36,000	100
KDDI	50,800	1,544
Keihan Holdings	15,000	104
Keikyu	13,000	130
Keio	15,000	141
Keisei Electric Railway	8,000	103
Keyence	1,200	814
Kikkoman	4,000	146
Kinden	6,600	71
Kintetsu Group Holdings	47,000	200
Kirin Holdings	187,900	3,162
Kobe Steel	81,000	66
Koito Manufacturing	3,200	146
Komatsu	24,500	423
Konami Holdings	2,400	91
Konica Minolta	12,600	91
Kose	900	76
Kubota	159,200	2,126
Kuraray	9,000	105
Kurita Water Industries	3,100	69
Kyocera	76,800	3,640
Kyowa Hakko Kirin	7,400	126
Kyushu Electric Power	10,700	107
Kyushu Financial Group	10,000	49
Lawson	1,800	143
LIXIL Group	60,100	985
M3	5,200	180
Mabuchi Motor	1,200	50
Makita	3,000	198
Marubeni	45,900	206

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Marui Group	35,600	$475
Maruichi Steel Tube	1,300	45
Mazda Motor	14,800	199
McDonald’s Holdings Japan	1,700	46
Medipal Holdings	5,000	82
MEIJI Holdings	3,200	326
Minebea	8,000	54
Miraca Holdings	1,700	73
Mitsubishi	80,560	1,409
Mitsubishi Chemical Holdings	35,200	160
Mitsubishi Electric	53,000	628
Mitsubishi Estate	95,000	1,734
Mitsubishi Gas Chemical	11,000	57
Mitsubishi Heavy Industries	341,000	1,355
Mitsubishi Logistics	50,000	696
Mitsubishi Materials	29,000	69
Mitsubishi Motors	17,000	78
Mitsubishi Tanabe Pharma	6,000	108
Mitsubishi UFJ Financial Group	439,100	1,960
Mitsubishi UFJ Lease & Finance	12,400	47
Mitsui	45,400	538
Mitsui Chemicals	23,000	84
Mitsui Fudosan	24,000	547
Mitsui OSK Lines	33,000	69
Mixi	1,200	49
Mizuho Financial Group	1,578,600	2,288
MS&AD Insurance Group Holdings	88,900	2,278
Murata Manufacturing	5,200	578
Nabtesco	3,500	83
Nagoya Railroad	24,000	135
Namco Bandai Holdings	70,300	1,805
NEC	465,000	1,073
Nexon	5,100	75
NGK Insulators	7,000	140
NGK Spark Plug	4,700	70
NH Foods	20,000	486
NHK Spring	6,400	52
Nidec	6,500	489
Nikon	8,700	117
Nintendo	10,300	1,472
Nippon Building Fund‡	39	239
Nippon Electric Glass	11,000	46
Nippon Express	23,000	104
Nippon Paint Holdings	4,100	100
Nippon Prologis‡	39	95
Nippon Steel & Sumitomo Metal	22,000	420
Nippon Suisan Kaisha	89,900	460

Description	Shares	Value (000)
Nippon Telegraph & Telephone	110,300	$5,154
Nippon Television Holdings	48,520	796
Nippon Yusen	42,000	74
Nissan Motor	68,000	610
Nisshin Seifun Group	5,200	83
Nissin Foods Holdings	1,700	93
Nitori Holdings	2,200	265
Nitto Denko	4,600	289
NOK	2,500	42
Nomura Holdings	282,100	1,004
Nomura Real Estate Holdings	3,600	63
Nomura Real Estate Master Fund‡	91	143
Nomura Research Institute	3,300	120
NSK	12,300	91
NTT Data	46,100	2,166
NTT DOCOMO	38,900	1,048
NTT Urban Development	78,300	835
Obayashi	236,500	2,504
Obic	1,860	102
Odakyu Electric Railway	16,000	187
Oji Holdings	21,000	80
Olympus	8,000	297
Omron	5,000	162
Ono Pharmaceutical	11,000	475
Onward Holdings	63,000	392
Oracle Japan	1,000	53
Oriental Land	6,000	387
ORIX	35,200	450
Osaka Gas	49,000	187
Otsuka	1,500	70
Otsuka Holdings	34,500	1,588
Panasonic	58,700	506
Park24	2,700	92
Pola Orbis Holdings	600	56
Rakuten	24,400	262
Recruit Holdings	8,000	289
Resona Holdings	322,940	1,175
Ricoh	17,700	153
Rinnai	900	79
Rohm	2,400	94
Ryohin Keikaku	700	170
Sankyo	1,500	56
Santen Pharmaceutical	9,600	150
SBI Holdings	6,700	66
Secom	24,200	1,780
Sega Sammy Holdings	4,600	49
Seibu Holdings	5,000	84

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Seiko Epson	7,800	$124
Sekisui Chemical	10,500	129
Sekisui House	15,900	277
Seven & i Holdings	76,300	3,181
Seven Bank	16,300	50
Shikoku Electric Power	5,300	62
Shimadzu	7,000	104
Shimamura	600	89
Shimano	2,000	303
Shimizu	79,000	736
Shin-Etsu Chemical	36,200	2,108
Shinsei Bank	52,000	75
Shionogi	8,160	444
Shiseido	39,500	1,021
Shizuoka Bank	15,000	105
Showa Shell Sekiyu	6,000	56
SMC	1,600	390
SoftBank Group	25,900	1,464
Sohgo Security Services	2,100	103
Sompo Japan Nipponkoa Holdings	37,700	995
Sony	34,400	1,009
Sony Financial Holdings	4,700	52
Stanley Electric	4,000	85
Start Today	1,600	84
Sumitomo	32,500	325
Sumitomo Chemical	189,200	773
Sumitomo Dainippon Pharma	91,100	1,575
Sumitomo Electric Industries	51,200	671
Sumitomo Forestry	9,700	131
Sumitomo Heavy Industries	16,000	70
Sumitomo Metal Mining	13,000	131
Sumitomo Mitsui Financial Group	87,600	2,504
Sumitomo Mitsui Trust Holdings	211,000	682
Sumitomo Realty & Development	10,000	269
Sumitomo Rubber Industries	4,100	55
Sundrug	1,000	93
Suntory Beverage & Food	4,000	180
Suruga Bank	4,900	110
Suzuken	2,200	69
Suzuki Motor	9,600	258
Sysmex	4,320	295
T&D Holdings	14,700	124
Taiheiyo Cement	33,000	78
Taisei	29,000	237
Taisho Pharmaceutical Holdings	900	94
Taiyo Nippon Sanso	4,000	37

Description	Shares	Value (000)
Takashimaya	7,000	$50
Takeda Pharmaceutical	19,400	837
TDK	3,400	189
Teijin	25,000	82
Terumo	155,800	6,607
THK	3,600	61
Tobu Railway	26,000	142
Toho	2,800	77
Toho Gas	12,000	98
Tohoku Electric Power	104,100	1,308
Tokio Marine Holdings	18,700	616
Tokyo Electric Power Holdings*	37,200	156
Tokyo Electron	18,600	1,566
Tokyo Gas	54,000	221
Tokyo Tatemono	6,300	75
Tokyu	28,000	245
Tokyu Fudosan Holdings	13,400	83
TonenGeneral Sekiyu	7,000	63
Toppan Printing	14,000	120
Toray Industries	39,000	331
Toshiba	111,000	300
TOTO	3,900	155
Toyo Seikan Group Holdings	72,100	1,369
Toyo Suisan Kaisha	22,200	895
Toyoda Gosei	1,700	30
Toyota Industries	11,600	458
Toyota Motor	118,920	5,878
Toyota Tsusho	5,700	122
Trend Micro	3,200	114
Tsuruha Holdings	1,000	120
Unicharm	11,200	249
United Urban Investment‡	83	149
USS	5,400	89
West Japan Railway	42,700	2,688
Yahoo Japan	36,400	160
Yakult Honsha	2,200	113
Yamada Denki	140,800	739
Yamaguchi Financial Group	5,000	47
Yamaha	4,600	123
Yamaha Motor	8,000	120
Yamato Holdings	65,120	1,486
Yamazaki Baking	4,000	111
Yaskawa Electric	6,400	82
Yokogawa Electric	6,200	69
Yokohama Rubber	2,500	31

		177,369

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Luxembourg — 0.3%
Altice, Cl B*	13,488	$202
ArcelorMittal	126,223	578
Millicom International Cellular	7,200	441
O’Key Group GDR	61,047	141
RTL Group	1,045	85
SES, Cl A	10,080	218
Tenaris	12,220	176
Ternium ADR	66,433	1,266

		3,107

Macau — 0.0%
Sands China	67,200	228

Malaysia — 0.8%
Allianz Malaysia	9,000	22
Brem Holding	205,400	43
Carlsberg Brewery Malaysia	16,800	55
Evergreen Fibreboard	1,335,000	350
Heineken Malaysia	10,000	38
HeveaBoard	137,300	41
Hong Leong Industries	5,500	11
Hua Yang	51,600	22
Insas	330,800	53
JCY International	2,984,400	446
K&N Kenanga Holdings*	85,500	10
KKB Engineering	41,300	14
KSL Holdings	551,500	153
Land & General	42,966	4
Malaysia Building Society	128,800	23
Malaysian Pacific Industries	39,000	73
Muda Holdings	27,100	15
Padini Holdings	633,700	373
Petron Malaysia Refining & Marketing	174,800	162
Petronas Dagangan	204,700	1,187
Public Bank	73,400	353
Scientex	19,700	61
Shell Refining Federation of Malaya*	68,700	52
Sunway	249,300	186
Sunway Construction Group	500,580	199
Ta Ann Holdings	54,740	45
Tenaga Nasional	553,600	1,940
Top Glove	943,600	1,076
Tropicana	1,047	—
Unisem	1,138,600	679
VS Industry	1,579,200	463

Description	Shares	Value (000)
WTK Holdings	144,300	$38
YTL Power International	801,205	280

		8,467

Mexico — 0.7%
Alpek, Cl A	615,996	1,010
America Movil, Cl L ADR	15,605	191
Axtel*	163,891	56
Controladora Vuela Cia de Aviacion ADR*	102,384	558
Gruma, Cl B	54,588	786
Grupo Aeromexico*	276,892	573
Grupo Financiero Inbursa, Cl O	829,056	1,411
Grupo Financiero Interacciones, Cl O	138,946	678
Industrias Bachoco	21,424	100
La Comer*	28,448	28
OHL Mexico*	805,976	987
Prologis Property Mexico‡	210,533	343
Vitro	41,639	133
Wal-Mart de Mexico	337,725	812

		7,666

Netherlands — 3.8%
ABN AMRO Group (A)	6,198	102
Aegon	49,562	195
AerCap Holdings*	4,491	151
Airbus Group	33,431	1,923
Akzo Nobel	98,844	6,209
ASML Holding	12,520	1,234
Boskalis Westminster	24,547	844
Coca-Cola European Partners*	5,700	204
Gemalto	2,058	126
Heineken	43,141	3,976
Heineken Holding	2,808	229
ING Groep	517,813	5,299
James Hardie Industries	12,213	189
Koninklijke Ahold	75,105	1,665
Koninklijke DSM	4,815	279
Koninklijke KPN	409,665	1,485
Koninklijke Philips	61,146	1,525
Koninklijke Vopak	1,915	96
NN Group	8,333	229
NXP Semiconductors*	8,040	630
OCI*	1,992	27
QIAGEN*	5,661	123
Randstad Holding	102,873	4,141
Relx	26,367	458
Royal Dutch Shell, Cl A	278,073	7,575

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
STMicroelectronics	16,656	$97
Unilever	43,886	2,050
Wolters Kluwer	7,947	323

		41,384

New Zealand — 0.1%
Auckland International Airport	27,258	127
Contact Energy	21,645	81
Fletcher Building	18,047	111
Meridian Energy	36,344	69
Mighty River Power	15,091	32
Ryman Healthcare	10,544	70
Spark New Zealand	241,281	612

		1,102

Norway — 0.3%
DNB	55,464	660
Gjensidige Forsikring	5,368	89
Marine Harvest	10,089	169
Norsk Hydro	34,618	126
Orkla	22,787	201
Schibsted, Cl A	28,766	838
Statoil	65,651	1,125
Telenor	19,809	327
Yara International	4,875	154

		3,689

Panama — 0.0%
Avianca Holdings ADR	3,928	24

Peru — 0.5%
Cia de Minas Buenaventura ADR*	25,708	307
Credicorp	29,788	4,597

		4,904

Philippines — 0.2%
ABS-CBN Holdings	61,800	63
Cebu Air	270,790	563
Energy Development	3,034,100	357
First Gen	109,400	58
Globe Telecom	4,100	207
Lopez Holdings	1,365,000	224
Pepsi-Cola Products Philippines	352,000	25
Petron	285,800	68
San Miguel	144,580	241
Vista Land & Lifescapes	567,600	65

		1,871

Description	Shares	Value (000)
Poland — 0.7%
Amica Wronki	2,919	$134
AmRest Holdings*	3,856	214
Asseco Poland	16,913	224
Bank Pekao	2,082	73
CD Projekt*	30,352	211
Ciech	14,429	184
Enea	58,308	147
Eurocash	124,953	1,463
ING Bank Slaski	1,489	47
PGE	267,090	802
Polski Koncern Naftowy Orlen	112,309	1,969
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	1,900
Trakcja	35,010	88

		7,456

Portugal — 0.0%
Banco Espirito Santo* (B)	46,916	—
EDP-Energias de Portugal	64,605	199
Galp Energia	13,050	181
Jeronimo Martins	6,297	99

		479

Qatar — 0.3%
Barwa Real Estate	142,526	1,293
Doha Bank QSC	7,860	76
Mannai	830	19
Ooredoo QSC	19,911	483
Qatar Fuel QSC	4,233	176
Qatar Islamic Bank SAQ	7,532	199
Qatar National Bank SAQ	5,474	210
Qatar Navigation QSC	7,158	172
United Development QSC	36,420	192

		2,820

Russia — 0.4%
Gazprom PAO ADR	295,195	1,255
Globaltrans Investment GDR	13,181	52
Lukoil PJSC ADR	607	25
Magnitogorsk Iron & Steel Works GDR	93,326	449
Sberbank of Russia ADR	190,931	1,664
Yandex, Cl A*	42,284	924

		4,369

Singapore — 1.1%
Ascendas‡	58,800	108
CapitaLand	66,000	151

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
CapitaLand Commercial Trust‡	58,000	$64
CapitaLand Mall Trust‡	66,000	105
City Developments	11,000	67
ComfortDelGro	57,000	117
Dairy Farm International Holdings	23,200	157
DBS Group Holdings	465,729	5,474
GL	268,900	166
Global Logistic Properties	70,000	94
Golden Agri-Resources	209,000	55
Great Eastern Holdings	51,200	781
Haw Par	14,600	98
Hongkong Land Holdings	31,400	192
Hutchison Port Holdings Trust, Cl U	145,000	66
Jardine Cycle & Carriage	2,333	64
Keppel	37,000	152
Oversea-Chinese Banking	84,172	545
Sembcorp Industries	25,000	53
Sembcorp Marine	17,000	20
Singapore Airlines	14,000	111
Singapore Exchange	23,000	131
Singapore Press Holdings	40,000	118
Singapore Technologies Engineering	44,000	103
Singapore Telecommunications	712,400	2,198
StarHub	15,000	42
Suntec‡	65,000	86
Super Group	140,400	87
United Industrial	24,483	50
United Overseas Bank	50,288	691
UOL Group	11,482	47
Wilmar International	51,000	123

		12,316

South Africa — 1.5%
African Bank Investments (B)	638,711	—
Anglo American Platinum*	12,326	307
Blue Label Telecoms	149,723	188
Brait*	210,955	2,010
Cie Financiere Richemont	46,025	267
Clicks Group	63,001	526
DRDGOLD ADR	150,578	133
FirstRand	140,629	429
Gold Fields ADR	155,647	763
Grindrod	138,336	108
Harmony Gold Mining ADR	80,885	292
Investec	51,677	317
JSE	16,985	214
KAP Industrial Holdings	106,914	45

Description	Shares	Value (000)
Liberty Holdings	21,367	$176
MMI Holdings	60,998	94
Mpact	33,448	68
MTN Group	36,124	352
Murray & Roberts Holdings	249,229	200
Old Mutual	125,843	330
Peregrine Holdings	228,876	458
Pick n Pay Holdings	47,024	110
Randgold Resources	2,588	290
Sappi*	223,035	1,039
Sasol	101,350	2,739
Sibanye Gold	589,050	2,012
SPAR Group	9,998	137
Standard Bank Group	262,463	2,267
Telkom	111,390	503
Wilson Bayly Holmes-Ovcon	12,103	103

		16,477

South Korea — 4.5%
Aekyung Petrochemical	513	42
BGF retail	6,490	1,203
CJ	4,611	811
CJ Hellovision	5,458	53
CJ O Shopping	867	133
CKH Food & Health*	122,645	320
Dae Han Flour Mills	104	16
Daehan Steel	13,793	98
Daesung Holdings	3,710	30
DK UIL	3,201	27
Dongwon Development	17,700	68
Dongyang E&P	10,103	114
DRB Industrial	2,883	33
GMB Korea	5,250	25
GS Home Shopping	559	83
Hana Financial Group	25,819	522
Hanil Cement	880	63
Heungkuk Fire & Marine Insurance*	9,159	27
Hite Jinro	8,895	184
Hyosung	4,014	438
Hyundai Motor	6,388	755
Jahwa Electronics	7,284	78
Kangnam Jevisco	920	28
KB Financial Group	7,558	214
Kia Motors	63,165	2,371
KISCO	1,295	42
Korea Electric Power	81,358	4,277
Korea Petrochemical Industries	6,580	1,382

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
KT	71,014	$1,830
KT Skylife	9,103	129
Kwangju Bank	5,257	40
Kyungchang Industrial	16,273	77
LG	3,513	194
LG Chemical	1,649	376
LG Display ADR	200,035	2,571
LG Electronics	47,154	2,220
LG Innotek	9,391	645
LG Uplus	55,705	528
Lotte Chemical	7,875	1,951
Lotte Shopping	2,958	522
Mobase*	5,272	33
Moorim Paper*	35,210	88
Namuga*	939	42
NAVER	1,643	1,016
POSCO	2,315	407
RedcapTour	1,671	26
S-1, Cl 1	1,824	171
Saeron Automotive	4,310	30
Sam Young Electronics	8,260	87
Samsung Electronics	10,339	12,855
Samsung Fire & Marine Insurance	218	50
SeAH Holdings	225	23
Sejong Industrial	3,340	28
Seoyon	3,086	29
Seoyon E-Hwa	4,880	55
Seoyon Electronics	8,015	21
Sewon Precision Industry*	657	11
Shindaeyang Paper*	1,116	20
Shinhan Financial Group	31,290	1,032
SK Hynix	124,737	3,538
SK Innovation	19,502	2,389
S-Oil	30,886	2,038
Ssangyong Cement Industrial*	6,016	97
Tongyang Life Insurance	12,378	110
Woori Bank	106,196	878

		49,594

Spain — 1.3%
Abertis Infraestructuras	14,952	220
Acerinox	50,914	564
ACS Actividades de Construccion y Servicios	5,425	148
Aena (A)	1,875	246
Amadeus IT Holding, Cl A	87,719	3,838
Banco Bilbao Vizcaya Argentaria	177,215	1,002

Description	Shares	Value (000)
Banco de Sabadell	148,652	$195
Banco Popular Espanol	44,212	57
Banco Santander	405,758	1,554
Bankia	121,058	87
Bankinter	17,994	116
CaixaBank	68,557	150
Distribuidora Internacional de Alimentacion	17,963	104
Enagas	6,346	193
Endesa	8,131	163
Ferrovial	12,714	246
Gas Natural SDG	8,994	177
Grifols	7,629	172
Iberdrola	148,150	1,003
Industria de Diseno Textil	29,717	991
International Consolidated Airlines Group	20,971	103
Mapfre	26,146	57
Mediaset Espana Comunicacion	40,168	450
Red Electrica	3,002	268
Repsol	29,039	369
Telefonica	121,904	1,151
Viscofan	15,575	860
Zardoya Otis	4,333	41

		14,525

Sweden — 1.7%
Alfa Laval	7,830	123
Assa Abloy, Cl B	151,786	3,104
Atlas Copco, Cl A	28,649	716
Boliden	6,984	135
Electrolux	6,242	170
Getinge, Cl B	5,356	110
Hennes & Mauritz, Cl B	132,267	3,868
Hexagon, Cl B	6,785	247
Husqvarna, Cl B	11,887	88
ICA Gruppen	2,024	68
Industrivarden, Cl C	4,708	76
Investor, Cl B	12,076	404
Kinnevik	6,028	142
Lundin Petroleum*	4,922	89
Modern Times Group, Cl B	14,508	383
Nordea Bank	131,148	1,104
Oriflame Holding*	1,600	41
Sandvik	111,550	1,110
Securitas, Cl B	8,012	123
Skandinaviska Enskilda Banken, Cl A	40,181	348

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Skanska, Cl B	8,968	$187
SKF, Cl B	10,357	165
Svenska Cellulosa, Cl B	16,600	530
Svenska Handelsbanken, Cl A	166,964	2,015
Swedbank, Cl A	24,055	502
Swedish Match	16,384	569
Tele2, Cl B	8,200	72
Telefonaktiebolaget LM Ericsson, Cl B	163,119	1,247
Telia	68,516	323
Volvo, Cl B	40,924	403

		18,462

Switzerland — 7.1%
ABB	53,574	1,054
Actelion	2,722	457
Adecco Group	26,207	1,318
Aryzta	2,344	86
Baloise Holding	1,276	142
Barry Callebaut	56	69
Chocoladefabriken Lindt & Sprungli	31	381
Cie Financiere Richemont	34,958	2,039
Coca-Cola	4,985	101
Credit Suisse Group	50,453	534
DKSH Holding	1,559	102
Dufry*	1,280	153
EMS-Chemie Holding	221	114
Galenica	110	148
Geberit	6,959	2,631
Givaudan	253	508
Helvetia Holding	251	130
Julius Baer Group	6,219	248
Kuehne + Nagel International	11,129	1,557
LafargeHolcim	7,860	328
Logitech International	42,183	684
Lonza Group	1,471	243
Nestle	230,917	17,828
Novartis	156,980	12,909
Pargesa Holding	1,038	68
Partners Group Holding	481	206
Roche Holding	62,508	16,468
Schindler Holding	1,823	330
SGS	144	329
Sika	56	234
Sonova Holding	17,776	2,348
Swatch Group	2,209	316
Swiss Life Holding	879	202
Swiss Prime Site	1,819	165

Description	Shares	Value (000)
Swiss Re	9,105	$793
Swisscom	684	340
Syngenta*	2,532	973
UBS Group	581,852	7,490
Zurich Insurance Group	13,799	3,396

		77,422

Taiwan — 2.7%
AU Optronics ADR	725,037	2,530
ChipMOS TECHNOLOGIES	13,900	252
Chroma ATE	79,000	189
Chunghwa Telecom ADR	101,294	3,677
Delta Electronics	82,516	402
Hon Hai Precision Industry	699,692	2,128
Ruentex Industries	145,082	219
Taiwan Semiconductor Manufacturing	941,526	19,384
Teco Electric and Machinery	594,387	502
Yungtay Engineering	396,000	561

		29,844

Thailand — 1.4%
Advanced Information Technology	233,000	193
Amata NVDR	152,100	56
AP Thailand NVDR	1,321,800	277
Asia Aviation	779,900	139
Bangchak Petroleum NVDR	260,200	238
Bangkok Bank	156,600	724
Cal-Comp Electronics Thailand NVDR	1,336,719	102
Dhipaya Insurance NVDR	16,800	17
GFPT NVDR	1,194,100	371
Hana Microelectronics NVDR	615,200	519
Indorama Ventures	724,600	601
IRPC NVDR	4,200,000	570
Kasikornbank PLC	49,900	245
KCE Electronics NVDR	525,400	1,251
KGI Securities Thailand NVDR	902,000	84
Krung Thai Bank NVDR	513,200	239
MFEC NVDR	216,800	29
MK Real Estate Development NVDR	283,600	35
Pruksa Real Estate NVDR	102,900	74
PTG Energy	196,400	137
PTT NVDR	343,100	3,070
PTT Global Chemical NVDR	1,370,800	2,327
Regional Container Lines NVDR	164,800	28
SC Asset NVDR	371,588	35

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Siam Cement NVDR	13,500	$183
Siamgas & Petrochemicals NVDR	624,900	264
SNC Former NVDR	76,300	33
Sri Trang Agro-Industry NVDR	106,400	38
Star Petroleum Refining NVDR	1,491,400	405
Syntec Construction NVDR	2,491,000	216
Thai Airways International NVDR	292,100	201
Thai Oil NVDR	172,100	295
Thai Vegetable Oil NVDR	176,300	161
Thanachart Capital NVDR	77,100	77
Tipco Asphalt NVDR	1,445,500	1,130
Tisco Financial Group NVDR	77,900	110
TMB Bank NVDR	4,978,700	307
Vanachai Group NVDR	221,100	92

		14,873

Turkey — 0.8%
Adana Cimento Sanayii, Cl A	9,618	19
Akcansa Cimento	14,648	71
Akfen Gayrimenkul Yatirim Ortakligi‡ *	58,474	28
Albaraka Turk Katilim Bankasi	44,267	21
Anadolu Anonim Turk Sigorta Sirketi	148,517	89
Anadolu Cam Sanayii*	327,928	236
Baticim Bati Anadolu Cimento Sanayii	23,088	48
BIM Birlesik Magazalar	24,458	477
Cimsa Cimento Sanayi ve Ticaret	11,633	61
EGE Seramik Sanayi ve Ticaret*	22,722	32
GSD Holdings	389,164	130
Haci Omer Sabanci Holding	474,835	1,561
Izmir Demir Celik Sanayi*	57,810	47
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	82
Sinpas Gayrimenkul Yatirim Ortakligi‡	243,628	53
Soda Sanayii	182,471	290
Torunlar Gayrimenkul Yatirim Ortakligi‡	363,971	642
Turkiye Garanti Bankasi	434,876	1,151
Turkiye Halk Bankasi	244,795	732
Turkiye Is Bankasi, Cl C	919,209	1,460
Turkiye Sise ve Cam Fabrikalari	127,402	158
Turkiye Vakiflar Bankasi TAO, Cl D	674,952	1,064
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	346

		8,798

Description	Shares	Value (000)
United Arab Emirates — 0.2%
Aldar Properties PJSC	2,491,013	$1,825
National Central Cooling PJSC	111,276	42
Union National Bank PJSC	43,378	48

		1,915

United Kingdom — 14.4%
3i Group	176,728	1,297
Aberdeen Asset Management	25,907	97
Admiral Group	45,077	1,232
Aggreko	6,693	115
Amec Foster Wheeler	42,973	285
Anglo American	57,769	560
Anglo American PLC	36,971	351
Antofagasta	28,551	177
ARM Holdings	38,559	585
Ashtead Group	13,050	187
Associated British Foods	9,435	343
AstraZeneca	34,063	2,036
Auto Trader Group (A)	26,972	127
Aviva	107,794	566
Babcock International Group	6,588	80
BAE Systems	267,333	1,886
Barclays PLC	1,829,770	3,394
Barratt Developments	58,810	319
Berendsen	27,763	454
Berkeley Group Holdings	3,660	124
BGEO Group	8,999	315
BHP Billiton	98,590	1,249
BP	872,055	5,106
British American Tobacco	52,566	3,417
British Land‡	25,654	208
BT Group, Cl A	230,371	1,271
Bunzl	84,232	2,592
Burberry Group	12,393	193
Capita	145,280	1,870
Carnival	25,599	1,132
Centrica	172,081	522
Close Brothers Group	9,675	147
Cobham	43,886	93
Compass Group PLC	671,810	12,797
Croda International	3,387	142
Daily Mail & General Trust, Cl A	80,398	647
Delphi Automotive PLC	19,681	1,232
Devro	92,061	318
Diageo PLC	311,905	8,703
Direct Line Insurance Group	38,449	178

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Dixons Carphone	24,961	$107
easyJet	13,782	201
Fresnillo	5,948	130
G4S	415,739	1,017
GKN	48,003	174
GlaxoSmithKline	138,389	2,981
Glencore	604,444	1,247
GVC Holdings*	56,100	420
Hammerson‡	20,335	146
Hargreaves Lansdown	7,300	122
Hays PLC	510,424	665
Hikma Pharmaceuticals	3,788	124
HomeServe	132,633	936
HSBC Holdings PLC	670,701	4,146
ICAP	146,246	817
IG Group Holdings	68,257	741
IMI	13,957	181
Imperial Brands	25,866	1,408
Inchcape	21,708	183
Informa PLC	62,605	610
Inmarsat	11,468	124
InterContinental Hotels Group	5,091	187
International Personal Finance	132,726	506
Intertek Group	58,325	2,715
Intu Properties‡	24,597	95
Investec	17,755	109
ITV	719,496	1,740
J Sainsbury	34,243	107
Johnson Matthey	5,050	190
Jupiter Fund Management	67,038	331
Just Eat*	68,934	391
Kingfisher	59,743	258
Land Securities Group‡	20,871	292
Legal & General Group	158,017	404
Lloyds Banking Group	3,328,106	2,405
London Stock Exchange Group	8,269	280
Lukoil PJSC ADR	9,090	376
Marks & Spencer Group	42,909	182
McCarthy & Stone (A)	45,226	103
Mediclinic International	10,645	155
Meggitt	21,527	117
Merlin Entertainments (A)	253,846	1,501
Millennium & Copthorne Hotels	15,795	84
Mondi	10,290	192
Moneysupermarket.com Group	157,674	569
National Express Group	35,627	141
National Grid	138,271	2,028

Description	Shares	Value (000)
Next	3,775	$249
Non-Standard Finance* (A)	171,300	132
Northgate	18,926	82
Novolipetsk Steel PJSC GDR	24,879	321
Old Mutual	130,167	347
Paddy Power Betfair	10,373	1,098
Pagegroup	32,457	130
Pearson	21,530	280
Persimmon	8,525	166
Petrofac	16,186	169
Pets at Home Group	123,883	384
Provident Financial	43,806	1,351
Prudential PLC	162,077	2,733
Reckitt Benckiser Group PLC	119,201	11,950
RELX	118,383	2,188
Rexam	4,204	37
Rightmove	50,004	2,454
Rio Tinto PLC	126,274	3,896
Rolls-Royce Holdings PLC	401,816	3,832
Rotork	42,307	123
Royal Bank of Scotland Group*	97,033	222
Royal Mail	23,001	154
RSA Insurance Group	26,055	175
SABMiller	26,217	1,530
Sage Group	29,963	261
Schroders	3,883	122
Segro‡	20,208	112
Serco Group PLC	530,431	792
Severn Trent	6,073	198
Severstal PJSC GDR	15,975	177
Shire	24,199	1,504
Sky PLC	363,037	4,121
Smith & Nephew	36,374	618
Smiths Group PLC	114,200	1,757
South32	48,396	57
Spectris	22,972	560
SSE	26,763	558
SSP Group	202,306	757
St. James’s Place	57,230	604
Stagecoach Group	159,640	495
Standard Chartered PLC	163,870	1,241
Standard Life	51,625	204
Tate & Lyle	13,078	117
Taylor Wimpey	90,563	161
Tesco	409,814	960
Thomas Cook Group*	419,853	353
Travis Perkins	6,373	126

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)
Unilever	83,771	$4,003
United Utilities Group	18,683	258
Vodafone Group PLC	893,049	2,721
Weir Group	6,020	115
WH Smith	41,738	877
Whitbread	4,796	225
William Hill	23,519	81
WM Morrison Supermarkets	57,327	144
Wolseley	6,748	348
Worldpay Group* (A)	35,536	129
WPP PLC	497,278	10,336

		157,380

United States — 0.5%
Consumer Discretionary — 0.5%
Yum! Brands	62,292	5,166

Consumer Staples — 0.0%
Gruma, Cl B	27,136	376

Information Technology — 0.0%
Genpact*	5,182	139

		5,681

Total Common Stock (Cost $1,121,714) (000)		1,051,002

PREFERRED STOCK — 0.7%
Alpargatas	296,498	962
Banco Bradesco	22,698	178
Banco do Estado do Rio Grande do Sul	189,200	501
Bayerische Motoren Werke	1,367	87
Centrais Eletricas Brasileiras*	143,200	780
Cia Brasileira de Distribuicao	12,665	184
Cia de Gas de Sao Paulo-COMGAS, Cl A	2,155	32
Cia Energetica de Minas Gerais	267,700	602
Cia Energetica de Sao Paulo	35,400	130
Cia Paranaense de Energia	62,100	562
CJ	1,220	106
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	43,900	115
Embotelladora Andina	14,922	53
FUCHS PETROLUB	1,699	67
Henkel & KGaA	4,875	594
Itausa-Investimentos Itau	195,478	456
Metalurgica Gerdau	225,600	139
Petroleo Brasileiro*	65,200	190
Porsche Automobil Holding	3,952	183

Description	Shares	Value (000)
Schaeffler	4,378	$58
Volkswagen	12,766	1,545

Total Preferred Stock (Cost $8,838) (000)		7,524

PARTICIPATION NOTES — 0.1%
HSBC Bank (Axis Bank), Expires 7/21/2017*	28,143	222
HSBC Bank (Bank of Baroda), Expires 11/21/2023*	55,716	127
HSBC Bank (Bharti Airtel), Expires 8/1/2016*	51,313	279
HSBC Bank (CESC), Expires 3/31/2017*	58,190	514

Total Participation Notes (Cost $1,081) (000)		1,142

	Number of Rights
RIGHTS — 0.0%
Acerinox* †	50,914	26
ACS Actividades de Construccion y Servicios* †	5,425	4
Noble Group, Expires 7/25/2016*	145,000	10
Repsol* †	29,039	9
Ssangyong Cement Industrial, Cl R, Expires 7/7/2016*	1	—
Vocus Communications, Expires 7/21/2016*	1,420	—

Total Rights (Cost $24) (000)		49

SHORT-TERM INVESTMENT (C) — 2.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.471%	26,884,136	26,884

Total Short-Term Investment (Cost $26,884) (000)		26,884

Total Investments — 99.2% (Cost $1,158,541) (000)		$1,086,601

Percentages are based on net assets of $1,095,440 (000).

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
E-MINI MSCI Future	275	Sep-2016	$(119)

For the period ended June 30, 2016, the monthly average value of futures contracts held was $15,350 (000).

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP International Equity Fund

*	Non-income producing security.
†	Expiration date is not available.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of June 30, 2016 was $2,816 (000) and represents 0.25% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2016, was $189 (000) and represented 0.02% of net assets.
(C)	The rate reported is the 7-day effective yield as of June 30, 2016.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

The following is a list of the level of inputs used as of June 30, 2016, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$644	$29,662	$—	$30,306
Austria	—	1,516	—	1,516
Belgium	—	9,187	—	9,187
Brazil	21,294	—	—	21,294
Canada	14,415	—	—	14,415
Chile	2,394	—	189	2,583
China	10,174	19,292	—	29,466
Colombia	696	—	—	696
Cyprus	—	254	—	254
Czech Republic	—	207	—	207
Denmark	1,217	17,753	—	18,970
Finland	—	8,011	—	8,011
France	861	79,398	—	80,259
Germany	1,572	65,908	—	67,480
Greece	—	2,325	—	2,325
Hong Kong	577	47,345	—	47,922
India	9,555	—	—	9,555
Indonesia	—	8,742	—	8,742
Ireland	3,704	3,783	—	7,487
Israel	2,688	1,889	—	4,577
Italy	270	13,258	—	13,528
Japan	2,608	174,761	—	177,369
Luxembourg	1,553	1,554	—	3,107
Macau	—	228	—	228
Malaysia	822	7,645	—	8,467
Mexico	7,666	—	—	7,666
Netherlands	1,317	40,067	—	41,384
New Zealand	—	1,102	—	1,102
Norway	411	3,278	—	3,689
Panama	24	—	—	24
Peru	4,904	—	—	4,904
Philippines	—	1,871	—	1,871
Poland	88	7,368	—	7,456
Portugal	—	479	—	479
Qatar	2,820	—	—	2,820
Russia	1,113	3,256	—	4,369
Singapore	—	12,316	—	12,316
South Africa	1,149	15,328	—	16,477
South Korea	4,441	45,153	—	49,594
Spain	246	14,279	—	14,525
Sweden	183	18,279	—	18,462

Investments in Securities	Level 1	Level 2	Level 3^	Total
Switzerland	$9,839	$67,583	$—	$77,422
Taiwan	24,572	5,272	—	29,844
Thailand	543	14,330	—	14,873
Turkey	158	8,640	—	8,798
United Arab Emirates	1,873	42	—	1,915
United Kingdom	3,795	153,585	—	157,380
United States	5,681	—	—	5,681

Total Common Stock	145,867	904,946	189	1,051,002

Preferred Stock	4,885	2,639	—	7,524
Participation Notes	—	1,142	—	1,142
Rights	—	49	—	49
Short-Term Investment	26,884	—	—	26,884

Total Investments in Securities	$177,636	$908,776	$189	$1,086,601

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(119)	$—	$—	$(119)

Total Other Financial Instruments	$(119)	$—	$—	$(119)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the period ended June 30, 2016, securities with a total value of $189 (000) were transferred from Level 1 to Level 3 due to a halt in trading of these securities.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Bonds
4.750%, 02/15/37-02/15/37	$6,830	$10,164
3.000%, 05/15/45-11/15/45	8,066	9,272
2.875%, 08/15/45-08/15/45	6,857	7,700
2.500%, 02/15/46-05/15/46	1,858	1,935
U.S. Treasury Notes
8.000%, 11/15/21-11/15/21	1,000	1,362
3.625%, 02/15/20-02/15/21	3,950	4,381
3.500%, 05/15/20-05/15/20	750	824
3.375%, 11/15/19-11/15/19	2,000	2,173
3.125%, 05/15/19-05/15/19	1,500	1,603
2.750%, 11/15/23-02/15/24	3,550	3,916
2.625%, 11/15/20-11/15/20	1,500	1,607
2.500%, 08/15/23-05/15/24	3,100	3,363
2.375%, 08/15/24-08/15/24	2,400	2,583
2.250%, 04/30/21-11/15/25	5,250	5,586
2.125%, 08/15/21-05/15/25	7,925	8,359
2.000%, 09/30/20-08/15/25	13,750	14,393
1.875%, 11/30/21-10/31/22	5,500	5,720
1.750%, 09/30/19-05/15/23	12,280	12,681
1.625%, 03/31/19-05/15/26	42,565	43,524
1.500%, 08/31/18-03/31/23	19,173	19,538
1.375%, 06/30/18-06/30/23	63,278	64,397
1.250%, 11/15/18-03/31/21	13,526	13,709
1.125%, 02/28/21-06/30/21	11,670	11,738
1.000%, 03/15/18-09/30/19	8,800	8,864
0.875%, 01/15/18-06/15/19	24,293	24,417
0.750%, 10/31/17-02/15/19	8,305	8,326
0.625%, 07/31/17-06/30/18	21,394	21,411
0.500%, 07/31/17-07/31/17	4,900	4,899

Total U.S. Treasury Obligations (Cost $310,762) (000)		318,445

CORPORATE OBLIGATIONS — 28.2%
Consumer Discretionary — 2.5%
21st Century Fox America
4.500%, 02/15/21	100	112
3.700%, 09/15/24	120	129

Description	Face Amount (000)	Value (000)
Amazon.com 1.200%, 11/29/17	$200	$201
American Honda Finance
2.450%, 09/24/20	100	104
1.700%, 02/22/19	25	25
1.200%, 07/14/17	100	100
Atento Luxco 7.375%, 01/29/20 (A)	220	213
AutoZone 2.500%, 04/15/21	100	102
Bed Bath & Beyond 3.749%, 08/01/24	25	26
CBS 3.375%, 03/01/22	150	156
Charter Communications Operating
6.384%, 10/23/35 (A)	310	367
4.464%, 07/23/22 (A)	100	107
3.579%, 07/23/20 (A)	1,488	1,556
Cleveland Clinic Foundation 4.858%, 01/01/14	321	358
Comcast
4.500%, 01/15/43	487	550
4.200%, 08/15/34	1,460	1,608
3.375%, 02/15/25	275	297
3.150%, 03/01/26	50	53
3.125%, 07/15/22	150	160
2.750%, 03/01/23	100	105
Delphi 4.150%, 03/15/24	40	43
Delphi Automotive 3.150%, 11/19/20	100	103
Diageo Capital 5.750%, 10/23/17	200	212
Discovery Communications 5.050%, 06/01/20	100	110
Dollar General 4.150%, 11/01/25	25	28
Expedia 4.500%, 08/15/24	100	103
Ford Motor Credit
5.875%, 08/02/21	200	229
3.096%, 05/04/23	200	203
2.375%, 03/12/19	400	406
2.240%, 06/15/18	200	202
1.684%, 09/08/17	200	200
1.461%, 03/27/17	2,146	2,150
General Motors
6.250%, 10/02/43	741	823
3.500%, 10/02/18	200	206
General Motors Financial
4.300%, 07/13/25	100	103
4.000%, 01/15/25	100	101
3.700%, 05/09/23	100	100
3.200%, 07/06/21	1,173	1,175

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.150%, 01/15/20	$150	$152
3.100%, 01/15/19	100	102
Grupo Televisa 7.250%, 05/14/43	2,840	134
Home Depot
4.400%, 04/01/21	100	113
2.625%, 06/01/22	100	105
2.000%, 06/15/19	200	205
Hyundai Capital America 2.450%, 06/15/21 (A)	2,810	2,824
Johnson Controls 3.625%, 07/02/24	43	45
Kohl’s 4.000%, 11/01/21	100	105
Latam Airlines Pass-Through Trust 4.200%, 11/15/27 (A)	452	413
Lowe’s
4.625%, 04/15/20	100	110
2.500%, 04/15/26	50	51
1.150%, 04/15/19	20	20
Macy’s Retail Holdings 3.625%, 06/01/24	100	99
Magna International 3.625%, 06/15/24	50	53
Marriott International 3.125%, 10/15/21	100	104
Mattel 2.350%, 05/06/19	100	102
McDonald’s
5.350%, 03/01/18	100	107
3.375%, 05/26/25	100	106
2.750%, 12/09/20	20	21
NBCUniversal Media 4.375%, 04/01/21	100	112
Newell Brands
5.500%, 04/01/46	400	476
4.000%, 12/01/24	50	52
3.850%, 04/01/23	506	537
3.150%, 04/01/21	150	156
Omnicom Group
4.450%, 08/15/20	100	110
3.600%, 04/15/26	100	106
O’Reilly Automotive 3.550%, 03/15/26	50	52
QVC 4.450%, 02/15/25	65	65
Scripps Networks Interactive 2.750%, 11/15/19	100	102
Staples 2.750%, 01/12/18	100	100
Starbucks 3.850%, 10/01/23	150	168

Description	Face Amount (000)	Value (000)
Target 2.900%, 01/15/22	$200	$212
Time Warner
4.875%, 03/15/20	100	111
4.850%, 07/15/45	552	600
4.750%, 03/29/21	100	112
3.600%, 07/15/25	575	609
2.950%, 07/15/26	596	601
2.100%, 06/01/19	100	101
Time Warner Cable
8.250%, 04/01/19	200	232
7.300%, 07/01/38	208	261
4.000%, 09/01/21	100	106
TJX 2.750%, 06/15/21	100	106
Toyota Motor Credit
4.250%, 01/11/21	100	112
2.750%, 05/17/21	100	105
2.100%, 01/17/19	150	153
1.900%, 04/08/21	200	203
1.550%, 07/13/18	100	101
1.200%, 04/06/18	50	50
Viacom
4.250%, 09/01/23	100	104
2.200%, 04/01/19	100	100
Walt Disney
3.150%, 09/17/25	100	111
2.550%, 02/15/22	100	105
1.850%, 05/30/19	150	153
Wesleyan University 4.781%, 07/01/16	554	590
Whirlpool 4.000%, 03/01/24	60	65
Wyndham Worldwide 4.250%, 03/01/22	50	53

		24,889

Consumer Staples — 2.0%
Altria Group 9.250%, 08/06/19	200	247
Anheuser-Busch InBev Finance
4.900%, 02/01/46	973	1,140
4.700%, 02/01/36	648	728
3.650%, 02/01/26	550	589
2.650%, 02/01/21	2,365	2,453
2.150%, 02/01/19	200	204
1.900%, 02/01/19	200	204
1.250%, 01/17/18	100	100
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	116
5.375%, 01/15/20	100	112
2.500%, 07/15/22	100	102
Clorox 3.500%, 12/15/24	50	54

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Coca-Cola
3.300%, 09/01/21	$100	$109
3.200%, 11/01/23	100	108
2.875%, 10/27/25	50	53
2.550%, 06/01/26	1,685	1,734
2.450%, 11/01/20	50	52
1.875%, 10/27/20	50	51
1.375%, 05/30/19	50	51
Coca-Cola Femsa 2.375%, 11/26/18	150	153
Colgate-Palmolive 1.750%, 03/15/19	100	102
ConAgra Foods 1.900%, 01/25/18	100	101
Costco Wholesale 1.700%, 12/15/19	100	102
CVS Health
4.000%, 12/05/23	150	166
3.875%, 07/20/25	120	132
3.375%, 08/12/24	100	106
2.875%, 06/01/26	50	51
2.250%, 12/05/18	150	153
2.125%, 06/01/21	50	51
Dr Pepper Snapple Group 3.400%, 11/15/25	150	159
General Mills 5.650%, 02/15/19	100	111
JM Smucker 2.500%, 03/15/20	100	103
Kellogg 4.000%, 12/15/20	100	110
Kimberly-Clark 2.750%, 02/15/26	100	105
Kraft Heinz Foods
3.950%, 07/15/25 (A)	150	163
3.500%, 06/06/22	125	133
2.800%, 07/02/20 (A)	150	156
2.000%, 07/02/18 (A)	425	430
1.600%, 06/30/17 (A)	1,265	1,269
Kroger
6.400%, 08/15/17	100	106
3.300%, 01/15/21	100	106
Mead Johnson Nutrition 3.000%, 11/15/20	30	31
Molson Coors Brewing
4.200%, 07/15/46	819	823
3.000%, 07/15/26	25	25
1.450%, 07/15/19	25	25
Mondelez International 4.000%, 02/01/24	150	164
PepsiCo
7.900%, 11/01/18	200	231
3.600%, 03/01/24	100	110
2.850%, 02/24/26	100	105
2.150%, 10/14/20	100	103
1.250%, 04/30/18	100	100

Description	Face Amount (000)	Value (000)
Philip Morris International
5.650%, 05/16/18	$250	$272
4.500%, 03/26/20	100	111
3.375%, 08/11/25	100	108
Procter & Gamble
3.100%, 08/15/23	100	108
1.900%, 11/01/19	100	103
Reynolds American
8.125%, 06/23/19	100	118
4.450%, 06/12/25	150	168
2.300%, 08/21/17	1,813	1,842
Sigma Alimentos 4.125%, 05/02/26 (A)	270	273
Sysco
2.600%, 10/01/20	50	52
2.500%, 07/15/21	35	36
1.900%, 04/01/19	30	30
Tyson Foods 4.500%, 06/15/22	150	167
Unilever Capital
4.250%, 02/10/21	150	167
2.200%, 03/06/19	100	103
USJ Acucar e Alcool 9.875%, 11/09/19 (A)	340	175
Walgreens Boots Alliance
4.800%, 11/18/44	516	555
4.650%, 06/01/46	257	274
3.450%, 06/01/26	165	170
3.300%, 11/18/21	100	105
3.100%, 06/01/23	30	31
2.700%, 11/18/19	100	103
2.600%, 06/01/21	962	980
1.750%, 05/30/18	35	35
Wal-Mart Stores
4.250%, 04/15/21	125	142
3.300%, 04/22/24	150	164
1.125%, 04/11/18	200	201

		20,585

Energy — 3.9%
Anadarko Petroleum
6.950%, 06/15/19	237	263
6.600%, 03/15/46	327	395
6.375%, 09/15/17	26	27
4.850%, 03/15/21	375	398
4.500%, 07/15/44	440	404
Apache 3.250%, 04/15/22	100	102
Baker Hughes 7.500%, 11/15/18	150	170
Boardwalk Pipelines 4.950%, 12/15/24	50	49
BP Capital Markets
3.535%, 11/04/24	250	264
3.119%, 05/04/26	1,929	1,970
3.062%, 03/17/22	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.750%, 05/10/23	$100	$101
2.315%, 02/13/20	125	128
2.237%, 05/10/19	100	103
1.676%, 05/03/19	20	20
Canadian Natural Resources
6.750%, 02/01/39	388	434
5.900%, 02/01/18	495	523
3.450%, 11/15/21	876	876
Chevron
2.954%, 05/16/26	50	52
2.566%, 05/16/23	50	51
2.355%, 12/05/22	150	152
2.193%, 11/15/19	90	92
2.100%, 05/16/21	50	51
1.961%, 03/03/20	150	152
1.718%, 06/24/18	300	303
1.561%, 05/16/19	50	51
Chevron Phillips Chemical 1.700%, 05/01/18 (A)	837	835
CNOOC Curtis Funding No. 1 4.500%, 10/03/23 (A)	950	1,028
CNOOC Finance 2015 USA 3.500%, 05/05/25	200	203
Columbia Pipeline Group 2.450%, 06/01/18	100	100
ConocoPhillips
6.000%, 01/15/20	100	114
4.200%, 03/15/21	150	162
3.350%, 11/15/24	200	206
Devon Energy
5.850%, 12/15/25	1,172	1,293
5.000%, 06/15/45	130	121
2.250%, 12/15/18	150	149
Ecopetrol 5.875%, 09/18/23	100	103
Enable Midstream Partners 2.400%, 05/15/19	50	47
Enbridge Energy Partners 5.875%, 10/15/25	100	111
Encana 3.900%, 11/15/21	50	48
Energy Transfer Partners
6.625%, 10/15/36	314	329
3.600%, 02/01/23	100	96
2.500%, 06/15/18	150	149
Enterprise Products Operating
3.350%, 03/15/23	100	103
2.850%, 04/15/21	30	31
2.550%, 10/15/19	200	205
EOG Resources
3.150%, 04/01/25	100	101
2.625%, 03/15/23	100	100
Exxon Mobil
3.043%, 03/01/26	50	53
2.726%, 03/01/23	35	36
2.709%, 03/06/25	150	157

Description	Face Amount (000)	Value (000)
2.222%, 03/01/21	$20	$21
1.819%, 03/15/19	250	255
1.708%, 03/01/19	50	51
1.439%, 03/01/18	30	30
Fermaca Enterprises 6.375%, 03/30/38 (A)	193	192
Halliburton 3.500%, 08/01/23	100	104
Hess 8.125%, 02/15/19	50	56
Husky Energy 4.000%, 04/15/24	100	102
Kinder Morgan
5.300%, 12/01/34	645	630
5.050%, 02/15/46	663	630
3.050%, 12/01/19	50	51
2.000%, 12/01/17	200	199
Kinder Morgan Energy Partners
3.950%, 09/01/22	250	254
3.500%, 03/01/21	20	20
Magellan Midstream Partners 4.250%, 02/01/21	100	108
Marathon Oil 2.800%, 11/01/22	150	136
Marathon Petroleum 3.400%, 12/15/20	100	103
MPLX
4.875%, 12/01/24 (A)	100	97
4.000%, 02/15/25	25	23
Nabors Industries 5.100%, 09/15/23	100	89
National Oilwell Varco 2.600%, 12/01/22	100	93
Noble Energy
8.250%, 03/01/19	1,217	1,394
4.150%, 12/15/21	200	210
Occidental Petroleum
3.400%, 04/15/26	70	74
3.125%, 02/15/22	100	105
Odebrecht Drilling Norbe VIII 6.350%, 06/30/21 (A)	330	92
ONEOK Partners 3.375%, 10/01/22	100	98
Pertamina Persero
6.450%, 05/30/44 (A)	370	392
6.000%, 05/03/42 (A)	280	283
5.250%, 05/23/21 (A)	265	284
Petrobras Global Finance BV 4.375%, 05/20/23	790	642
Petroleos de Venezuela
9.000%, 11/17/21	660	283
8.500%, 11/02/17 (A)	300	210
6.000%, 11/15/26 (A)	665	232
5.375%, 04/12/27	365	127

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Petroleos Mexicanos
8.000%, 05/03/19	$250	$279
6.875%, 08/04/26 (A) (B)	50	56
6.375%, 02/04/21 (A)	240	245
5.625%, 01/23/46	1,388	1,265
5.500%, 02/04/19 (A)	1,767	1,784
4.875%, 01/24/22	350	358
3.500%, 07/23/20	755	717
Petronas Capital
4.500%, 03/18/45 (A)	200	221
3.500%, 03/18/25 (A)	200	210
3.125%, 03/18/22 (A)	455	472
Phillips 66 Partners 3.605%, 02/15/25	25	25
Pioneer Natural Resources 3.450%, 01/15/21	100	103
Plains All American Pipeline
6.650%, 01/15/37	165	171
4.900%, 02/15/45	383	342
4.650%, 10/15/25	150	152
3.850%, 10/15/23	150	145
2.600%, 12/15/19	975	950
Regency Energy Partners 4.500%, 11/01/23	1,269	1,239
Schlumberger Investment 3.650%, 12/01/23	100	107
Shell International Finance
4.000%, 05/10/46	867	884
3.250%, 05/11/25	150	157
2.875%, 05/10/26	100	102
2.000%, 11/15/18	200	203
1.875%, 05/10/21	1,844	1,854
1.625%, 11/10/18	200	202
Sinopec Group Overseas Development 3.500%, 05/03/26 (A)	580	593
Spectra Energy Partners 3.500%, 03/15/25	100	102
State Oil of the Azerbaijan Republic 4.750%, 03/13/23	1,045	1,000
Statoil
3.700%, 03/01/24	100	108
2.450%, 01/17/23	125	126
2.250%, 11/08/19	150	154
Suncor Energy 6.100%, 06/01/18	769	832
Sunoco Logistics Partners Operations 4.400%, 04/01/21	200	211
Total Capital Canada 2.750%, 07/15/23	100	103
Total Capital International
2.700%, 01/25/23	100	103
2.100%, 06/19/19	100	102

Description	Face Amount (000)	Value (000)
TransCanada PipeLines
4.875%, 01/15/26	$100	$114
2.500%, 08/01/22	100	100
1.625%, 11/09/17	919	921
Valero Energy
9.375%, 03/15/19	29	35
3.650%, 03/15/25	100	100
Western Gas Partners 2.600%, 08/15/18	100	99
Williams Partners
5.250%, 03/15/20	1,317	1,355
4.900%, 01/15/45	590	501
3.600%, 03/15/22	200	190

		39,876

Financials — 9.9%
ACE INA Holdings 3.350%, 05/15/24	100	107
Aflac 3.625%, 06/15/23	100	107
African Development Bank
1.375%, 02/12/20	100	101
0.875%, 03/15/18	150	150
AIA Group
4.500%, 03/16/46 (A)	410	445
2.250%, 03/11/19 (A)	424	429
Alexandria Real Estate Equities 2.750%, 01/15/20	50	50
Alleghany 4.950%, 06/27/22	100	111
American Express 7.000%, 03/19/18	150	164
American Express Credit
2.375%, 05/26/20	100	102
2.250%, 08/15/19	250	255
1.875%, 11/05/18	150	152
American International Group
4.800%, 07/10/45	400	406
3.900%, 04/01/26	722	744
3.375%, 08/15/20	150	157
3.300%, 03/01/21	150	155
2.300%, 07/16/19	100	102
American Tower
4.700%, 03/15/22	150	166
3.400%, 02/15/19	100	104
Ameriprise Financial 5.300%, 03/15/20	100	112
Andina de Fomento 4.375%, 06/15/22	100	112
Aon 5.000%, 09/30/20	100	112
Ares Capital 3.875%, 01/15/20	60	62
Asian Development Bank
2.000%, 01/22/25	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
1.750%, 03/21/19	$100	$102
1.625%, 08/26/20	300	306
1.375%, 01/15/19	100	101
1.125%, 06/05/18	150	151
0.875%, 04/26/18	100	100
0.750%, 07/28/17	100	100
Assurant 4.000%, 03/15/23	74	76
Australia & New Zealand Banking Group NY 2.700%, 11/16/20	250	259
AvalonBay Communities 3.500%, 11/15/24	100	105
Banco de Costa Rica 5.250%, 08/12/18 (A)	540	551
Banco Internacional del Peru SAA Interbank 6.625%, 03/19/29 (A) (C)	130	138
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	210	217
4.875%, 11/01/18 (A)	350	357
Bank of America
5.700%, 01/24/22	100	116
4.450%, 03/03/26	1,177	1,231
4.200%, 08/26/24	165	171
4.100%, 07/24/23	100	107
4.000%, 01/22/25	100	102
3.950%, 04/21/25	200	204
3.500%, 04/19/26	1,822	1,883
2.650%, 04/01/19	450	461
2.625%, 10/19/20	500	508
2.250%, 04/21/20	250	251
2.050%, 12/07/18	3,104	3,149
2.000%, 01/11/18	150	151
1.750%, 06/05/18	250	252
1.700%, 08/25/17	140	140
Bank of Georgia 7.750%, 07/05/17	330	345
Bank of Montreal
1.800%, 07/31/18	50	51
1.400%, 04/10/18	200	201
Bank of New York Mellon
3.550%, 09/23/21	100	108
3.000%, 02/24/25	100	105
2.500%, 04/15/21	100	104
2.450%, 11/27/20	50	51
2.100%, 08/01/18	200	204
Bank of Nova Scotia
2.800%, 07/21/21	100	104
2.450%, 03/22/21	50	52
2.050%, 10/30/18	100	102
1.950%, 01/15/19	50	51
1.650%, 06/14/19	50	50
1.300%, 07/21/17	100	100
Barclays
3.650%, 03/16/25	200	192
2.875%, 06/08/20	250	247

Description	Face Amount (000)	Value (000)
Barrick North America Finance
5.750%, 05/01/43	$613	$666
4.400%, 05/30/21	1,397	1,504
BB&T
2.450%, 01/15/20	100	103
2.050%, 05/10/21	300	304
Berkshire Hathaway
3.125%, 03/15/26	1,144	1,200
3.000%, 02/11/23	150	158
2.750%, 03/15/23	723	747
1.700%, 03/15/19	100	102
BlackRock 5.000%, 12/10/19	100	112
BMCE Bank 6.250%, 11/27/18	200	210
BNP Paribas
4.250%, 10/15/24	200	205
2.375%, 05/21/20	200	204
BOC Aviation 3.875%, 04/27/26 (A)	200	206
Boston Properties
3.850%, 02/01/23	100	107
3.700%, 11/15/18	100	105
BPCE 2.500%, 07/15/19	250	257
Brixmor Operating Partnership
4.125%, 06/15/26	1,208	1,239
3.875%, 08/15/22	30	31
Camden Property Trust 3.500%, 09/15/24	100	104
Capital One 1.650%, 02/05/18	1,737	1,738
Capital One Bank USA 2.150%, 11/21/18	250	252
Capital One Financial
4.200%, 10/29/25	100	103
3.200%, 02/05/25	50	50
2.450%, 04/24/19	100	102
CBL & Associates 5.250%, 12/01/23	150	142
Charles Schwab 4.450%, 07/22/20	100	111
Chubb 5.750%, 05/15/18	100	108
Citigroup
4.400%, 06/10/25	1,088	1,138
3.750%, 06/16/24	100	105
3.500%, 05/15/23	100	102
3.400%, 05/01/26	100	102
3.300%, 04/27/25	100	102
2.700%, 03/30/21	1,673	1,703
2.650%, 10/26/20	100	102
2.500%, 07/29/19	100	102
2.400%, 02/18/20	100	101
2.150%, 07/30/18	70	71

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
1.800%, 02/05/18	$500	$502
1.700%, 04/27/18	100	100
Citigroup Global Markets Holdings 0.000%, 03/03/21 (A) (C)	1,060	270
Citizens Financial Group 4.300%, 12/03/25	100	105
CME Group 3.000%, 03/15/25	150	157
CNA Financial 5.875%, 08/15/20	100	113
Comerica 2.125%, 05/23/19	50	51
Commonwealth Bank of Australia
2.550%, 03/15/21	250	258
2.250%, 03/13/19	250	255
Cooperatieve Rabobank UA
3.875%, 02/08/22	300	326
2.250%, 01/14/20	250	254
Council of Europe Development Bank
1.750%, 11/14/19	100	102
1.125%, 05/31/18	150	151
Credit Agricole 2.375%, 07/01/21 (A)	861	872
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21 (A)	250	252
3.125%, 12/10/20 (A)	250	250
Credit Suisse New York
3.625%, 09/09/24	250	259
1.700%, 04/27/18	250	250
Crown Castle International
5.250%, 01/15/23	100	112
3.700%, 06/15/26	35	36
DDR 3.500%, 01/15/21	100	103
Deutsche Bank
6.000%, 09/01/17	100	104
3.700%, 05/30/24	85	85
2.950%, 08/20/20	100	99
1.875%, 02/13/18	250	248
Development Bank of Kazakhstan 4.125%, 12/10/22 (A)	970	946
Digital Realty Trust 3.625%, 10/01/22	100	103
Discover Bank 2.000%, 02/21/18	250	251
Duke Realty 3.750%, 12/01/24	100	105
ERP Operating 4.625%, 12/15/21	120	136

Description	Face Amount (000)	Value (000)
Essex Portfolio
5.200%, 03/15/21	$1,345	$1,506
3.375%, 04/15/26	100	102
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	153
1.500%, 03/16/20	200	203
European Investment Bank
3.250%, 01/29/24	250	280
2.250%, 08/15/22	250	261
2.125%, 10/15/21	300	310
1.875%, 03/15/19	150	154
1.750%, 06/17/19	300	306
1.625%, 12/18/18	300	304
1.375%, 06/15/20	150	151
1.250%, 05/15/18	250	252
1.125%, 09/15/17	800	803
1.000%, 08/17/17	200	200
Export Credit Bank of Turkey 5.875%, 04/24/19 (A)	200	212
Export-Import Bank of India 4.000%, 01/14/23	270	283
Fifth Third Bancorp 2.875%, 07/27/20	250	261
Fifth Third Bank 2.250%, 06/14/21	499	507
Financiera de Desarrollo 4.750%, 02/08/22 (A)	440	466
FMS Wertmanagement AoeR
1.750%, 03/17/20	200	205
1.375%, 06/08/21	200	201
Goldman Sachs Group
6.150%, 04/01/18	500	539
5.750%, 01/24/22	300	348
4.250%, 10/21/25	200	207
4.000%, 03/03/24	200	214
3.750%, 05/22/25	1,643	1,727
3.625%, 01/22/23	673	706
2.750%, 09/15/20	75	76
2.625%, 04/25/21	100	101
2.600%, 04/23/20	100	102
2.550%, 10/23/19	200	205
Hanover Insurance Group 4.500%, 04/15/26	100	103
Hartford Financial Services Group 5.125%, 04/15/22	100	114
HCP 5.375%, 02/01/21	200	222
Hospitality Properties Trust
5.250%, 02/15/26	100	105
5.000%, 08/15/22	100	108
Host Hotels & Resorts 3.750%, 10/15/23	100	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
HSBC Finance 6.676%, 01/15/21	$100	$112
HSBC Holdings
4.250%, 08/18/25	200	202
4.000%, 03/30/22	100	105
3.900%, 05/25/26	1,764	1,815
3.600%, 05/25/23	250	256
3.400%, 03/08/21	936	964
2.950%, 05/25/21	200	202
HSBC USA
2.625%, 09/24/18	150	152
2.000%, 08/07/18	100	100
1.500%, 11/13/17	150	150
Huntington National Bank 2.000%, 06/30/18	250	252
IDBI Bank 4.125%, 04/23/20	410	419
Industrial & Commercial Bank of China 2.905%, 11/13/20	250	256
ING Bank 2.000%, 11/26/18 (A)	1,309	1,323
Inter-American Development Bank
2.125%, 11/09/20	375	390
2.000%, 06/02/26	150	154
1.875%, 06/16/20	450	463
1.750%, 04/14/22	150	153
1.000%, 07/14/17	200	200
Intercontinental Exchange 4.000%, 10/15/23	150	162
International Bank for Reconstruction & Development
2.500%, 11/25/24	250	267
2.250%, 06/24/21	50	53
2.125%, 02/13/23	100	104
1.875%, 03/15/19	400	410
1.625%, 03/09/21	350	356
1.375%, 05/24/21	200	201
1.250%, 07/26/19	100	101
1.000%, 11/15/17	500	502
0.875%, 07/19/18	250	251
International Finance
1.625%, 07/16/20	100	102
1.250%, 07/16/18	100	101
0.875%, 06/15/18	300	300
Intesa Sanpaolo 5.250%, 01/12/24	250	266
Jefferies Group 6.875%, 04/15/21	100	114
JPMorgan Chase
6.000%, 01/15/18	300	321
3.900%, 07/15/25	250	270
3.625%, 05/13/24	100	106
3.375%, 05/01/23	200	204

Description	Face Amount (000)	Value (000)
3.300%, 04/01/26	$100	$103
3.200%, 06/15/26	861	885
3.125%, 01/23/25	150	153
2.750%, 06/23/20	300	309
2.700%, 05/18/23	100	101
2.550%, 10/29/20	530	540
2.400%, 06/07/21	2,814	2,851
2.250%, 01/23/20	1,653	1,676
1.800%, 01/25/18	250	252
1.700%, 03/01/18	250	251
KeyBank 3.400%, 05/20/26	250	254
KeyCorp 5.100%, 03/24/21	150	169
KFW
2.500%, 11/20/24	150	160
2.125%, 01/17/23	250	260
1.875%, 04/01/19	750	771
1.500%, 04/20/20	600	608
1.000%, 01/26/18	900	903
0.875%, 12/15/17	500	501
Kimco Realty 3.200%, 05/01/21	50	52
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	105
1.750%, 04/15/19	100	102
1.000%, 04/04/18	200	201
Lazard Group 3.750%, 02/13/25	50	50
Liberty Property 4.125%, 06/15/22	100	106
Lima Metro Line 2 Finance 5.875%, 07/05/34 (A)	230	241
Lloyds Bank
3.500%, 05/14/25	200	205
2.000%, 08/17/18	200	200
Loews 2.625%, 05/15/23	100	101
Magyar Export-Import Bank 4.000%, 01/30/20 (A)	450	457
Manufacturers & Traders Trust 1.400%, 07/25/17	250	250
Marsh & McLennan 2.350%, 09/10/19	75	77
MetLife
3.600%, 04/10/24	150	158
1.903%, 12/15/17	89	90
Metropolitan Life Global Funding I 1.300%, 04/10/17 (A)	2,266	2,273
MFB Magyar Fejlesztesi Bank 6.250%, 10/21/20 (A)	200	220
Mitsubishi UFJ Financial Group 3.850%, 03/01/26	200	218
Moody’s 2.750%, 07/15/19	100	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Morgan Stanley
4.875%, 11/01/22	$100	$110
4.000%, 07/23/25	1,118	1,197
3.875%, 01/27/26	415	441
3.700%, 10/23/24	150	157
2.800%, 06/16/20	100	102
2.650%, 01/27/20	100	102
2.500%, 01/24/19	250	255
2.375%, 07/23/19	550	559
1.875%, 01/05/18	200	201
Nasdaq 5.250%, 01/16/18	85	90
National Australia Bank 2.625%, 07/23/20	250	259
National Retail Properties 4.000%, 11/15/25	35	37
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	181
2.700%, 02/15/23	100	104
National Savings Bank 8.875%, 09/18/18 (A)	490	522
Nomura Holdings 2.750%, 03/19/19	150	154
Nordic Investment Bank 1.125%, 03/19/18	200	201
Oesterreichische Kontrollbank 1.125%, 05/29/18	150	151
Omega Healthcare Investors 4.375%, 08/01/23	50	50
Pelabuhan Indonesia III 4.875%, 10/01/24 (A)	200	211
PLA Administradora Industrial S de RL 5.250%, 11/10/22 (A)	200	203
PNC Bank
3.250%, 06/01/25	250	265
2.400%, 10/18/19	250	257
1.800%, 11/05/18	250	253
Pricoa Global Funding I 1.900%, 09/21/18 (A)	602	611
Principal Financial Group 3.400%, 05/15/25	100	102
Private Export Funding
3.250%, 06/15/25	100	111
2.250%, 03/15/20	200	208
Prudential Financial
7.375%, 06/15/19	100	116
5.625%, 06/15/43 (C)	100	104
5.375%, 05/15/45 (C)	100	101
Realty Income 3.250%, 10/15/22	100	103
Regions Financial 3.200%, 02/08/21	50	51

Description	Face Amount (000)	Value (000)
Royal Bank of Canada
2.200%, 07/27/18	$150	$153
2.150%, 03/15/19	200	204
2.000%, 12/10/18	50	51
1.625%, 04/15/19	150	151
Santander Holdings USA
2.700%, 05/24/19	50	50
2.650%, 04/17/20	100	99
Santander UK
3.125%, 01/08/21	100	100
2.375%, 03/16/20	100	100
1.650%, 09/29/17	100	100
Senior Housing Properties Trust 3.250%, 05/01/19	150	151
Simon Property Group
3.375%, 10/01/24	125	134
3.300%, 01/15/26	100	107
2.200%, 02/01/19	150	153
Standard Chartered Bank 7.280%, 06/05/19 (A)	25,000	372
Sumitomo Mitsui Banking 1.950%, 07/23/18	250	253
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	55
2.934%, 03/09/21	250	260
SunTrust Banks
2.900%, 03/03/21	50	52
2.500%, 05/01/19	50	51
Svensk Exportkredit 1.875%, 06/17/19	200	205
Svenska Handelsbanken 1.625%, 03/21/18	250	252
Synchrony Financial
4.500%, 07/23/25	100	104
3.000%, 08/15/19	100	101
TD Ameritrade Holding 2.950%, 04/01/22	200	208
Toronto-Dominion Bank
2.500%, 12/14/20	100	104
2.125%, 07/02/19	150	153
1.950%, 04/02/20 (A)	473	481
1.625%, 03/13/18	150	151
Travelers 3.900%, 11/01/20	100	110
Turkiye Vakiflar Bankasi Tao 5.000%, 10/31/18 (A)	520	534
UBS
2.350%, 03/26/20	250	256
1.800%, 03/26/18	250	252
1.375%, 06/01/17	1,334	1,336
UDR
4.625%, 01/10/22	1,189	1,317
4.000%, 10/01/25	50	54
Unum Group 4.000%, 03/15/24	50	52

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
US Bancorp
2.950%, 07/15/22	$300	$312
1.950%, 11/15/18	100	102
US Bank 1.400%, 04/26/19	250	252
Ventas Realty
4.250%, 03/01/22	100	108
3.750%, 05/01/24	50	52
2.700%, 04/01/20	100	102
Vornado Realty 2.500%, 06/30/19	100	102
Voya Financial 2.900%, 02/15/18	77	78
WEA Finance 4.750%, 09/17/44 (A)	735	792
Wells Fargo
5.625%, 12/11/17	500	532
4.900%, 11/17/45	449	491
4.400%, 06/14/46	763	777
4.125%, 08/15/23	200	215
3.550%, 09/29/25	100	107
3.300%, 09/09/24	100	105
3.000%, 01/22/21	300	309
2.600%, 07/22/20	250	257
2.550%, 12/07/20	85	88
1.750%, 05/24/19	250	253
Welltower 5.250%, 01/15/22	100	112
Westpac Banking
4.875%, 11/19/19	200	221
2.850%, 05/13/26	681	692
2.600%, 11/23/20	150	155
2.250%, 01/17/19	100	102
Weyerhaeuser 4.625%, 09/15/23	100	111
WP Carey 4.600%, 04/01/24	50	51
XLIT 5.750%, 10/01/21	74	85

		100,828

Health Care — 2.3%
Abbott Laboratories 2.550%, 03/15/22	150	153
AbbVie
4.500%, 05/14/35	253	264
3.200%, 11/06/22	550	562
2.850%, 05/14/23	50	51
2.300%, 05/14/21	50	51
1.800%, 05/14/18	1,799	1,812
Actavis 1.875%, 10/01/17	100	101
Actavis Funding
4.550%, 03/15/35	132	136
3.800%, 03/15/25	190	198
3.450%, 03/15/22	150	156

Description	Face Amount (000)	Value (000)
3.000%, 03/12/20	$1,309	$1,350
2.350%, 03/12/18	80	81
Aetna
4.375%, 06/15/46	852	885
3.200%, 06/15/26	205	211
2.800%, 06/15/23	25	26
2.750%, 11/15/22	150	153
2.400%, 06/15/21	25	25
1.900%, 06/07/19	35	35
1.700%, 06/07/18	30	30
AmerisourceBergen 3.400%, 05/15/24	100	106
Amgen
5.700%, 02/01/19	250	277
3.625%, 05/22/24	150	161
3.125%, 05/01/25	100	104
Anthem 3.300%, 01/15/23	200	207
AstraZeneca
2.375%, 11/16/20	150	154
1.950%, 09/18/19	100	102
Baxalta 3.600%, 06/23/22	100	103
Becton Dickinson
3.875%, 05/15/24	100	109
3.734%, 12/15/24	150	161
1.800%, 12/15/17	100	101
Biogen 3.625%, 09/15/22	100	106
Boston Scientific
3.375%, 05/15/22	100	104
2.850%, 05/15/20	100	103
Bristol-Myers Squibb 2.000%, 08/01/22	100	102
Cardinal Health 3.200%, 03/15/23	100	104
Celgene
3.875%, 08/15/25	100	106
2.250%, 05/15/19	100	102
2.125%, 08/15/18	200	203
Cigna 4.000%, 02/15/22	100	108
City of Hope 5.623%, 11/15/43	443	569
Covidien International Finance 6.000%, 10/15/17	100	106
CR Bard 3.000%, 05/15/26	50	51
Eli Lilly 1.250%, 03/01/18	100	101
Express Scripts Holding
4.800%, 07/15/46	689	688
4.750%, 11/15/21	100	112
3.900%, 02/15/22	150	161

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Gilead Sciences
3.500%, 02/01/25	$100	$107
2.550%, 09/01/20	200	208
2.350%, 02/01/20	20	20
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	105
2.800%, 03/18/23	125	131
Howard Hughes Medical Institute 3.500%, 09/01/23	150	166
Humana 3.850%, 10/01/24	100	107
Johnson & Johnson
2.450%, 12/05/21	100	106
1.125%, 11/21/17	100	100
Laboratory Corp of America Holdings 2.625%, 02/01/20	100	102
McKesson 2.284%, 03/15/19	100	102
Medtronic
4.625%, 03/15/45	445	523
4.375%, 03/15/35	724	819
3.500%, 03/15/25	100	109
2.750%, 04/01/23	200	206
2.500%, 03/15/20	150	156
1.375%, 04/01/18	75	75
Merck
2.750%, 02/10/25	200	209
1.850%, 02/10/20	150	153
Mylan
5.250%, 06/15/46 (A)	356	371
3.950%, 06/15/26	200	203
3.750%, 12/15/20 (A)	100	104
3.150%, 06/15/21 (A)	1,253	1,271
New York and Presbyterian Hospital
4.763%, 08/01/16	411	432
3.563%, 08/01/36	229	241
Novartis Capital
3.400%, 05/06/24	100	109
3.000%, 11/20/25	50	53
Novartis Securities Investment 5.125%, 02/10/19	100	110
Perrigo 4.000%, 11/15/23	200	206
Pfizer
5.200%, 08/12/20	100	114
3.000%, 06/15/23	100	107
1.950%, 06/03/21	4,046	4,101
1.500%, 06/15/18	100	101
Quest Diagnostics 2.500%, 03/30/20	150	151
Sanofi 1.250%, 04/10/18	125	126

Description	Face Amount (000)	Value (000)
St. Jude Medical 2.800%, 09/15/20	$150	$155
Stryker
3.500%, 03/15/26	25	27
3.375%, 11/01/25	50	52
2.000%, 03/08/19	30	31
Teva Pharmaceutical Finance 2.950%, 12/18/22	150	153
Thermo Fisher Scientific
3.600%, 08/15/21	100	106
2.400%, 02/01/19	150	153
UnitedHealth Group
3.750%, 07/15/25	50	55
3.350%, 07/15/22	100	107
2.875%, 03/15/22	100	104
2.700%, 07/15/20	130	135
2.300%, 12/15/19	50	52
1.900%, 07/16/18	60	61
Zimmer Biomet Holdings 3.150%, 04/01/22	200	205
Zoetis 3.250%, 02/01/23	50	51

		23,462

Industrials — 1.8%
3M 1.625%, 06/15/19	100	102
ABB Finance USA 2.875%, 05/08/22	150	156
Air Lease 3.375%, 01/15/19	150	153
American Airlines Pass-Through Trust 4.950%, 01/15/23	168	183
Boeing 2.350%, 10/30/21	150	155
Burlington Northern Santa Fe
3.750%, 04/01/24	200	221
3.050%, 03/15/22	100	107
Canadian National Railway 5.550%, 03/01/19	100	111
Canadian Pacific Railway 2.900%, 02/01/25	100	102
Caterpillar
3.900%, 05/27/21	50	55
3.400%, 05/15/24	100	107
Caterpillar Financial Services
2.450%, 09/06/18	150	154
1.350%, 05/18/19	200	201
CSX 7.375%, 02/01/19	100	115
Danaher
3.350%, 09/15/25	30	33
1.650%, 09/15/18	120	122

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Deere 2.600%, 06/08/22	$150	$154
Dover 4.300%, 03/01/21	100	111
DP World 6.850%, 07/02/37 (A)	440	482
Eaton 2.750%, 11/02/22	200	205
Emerson Electric 2.625%, 02/15/23	100	104
Eskom Holdings 5.750%, 01/26/21 (A)	650	644
FedEx 3.200%, 02/01/25	100	104
GATX 2.500%, 07/30/19	150	152
GE Capital International Funding 2.342%, 11/15/20 (A)	450	464
GE Capital International Funding Unlimited Co 4.418%, 11/15/35 (A)	1,588	1,781
General Dynamics 2.250%, 11/15/22	100	102
General Electric
5.250%, 12/06/17	500	529
4.650%, 10/17/21	150	172
3.450%, 05/15/24	100	109
Georgian Railway 7.750%, 07/11/22 (A)	900	992
Honeywell International 4.250%, 03/01/21	125	140
Illinois Tool Works 1.950%, 03/01/19	100	102
Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	111
John Deere Capital
3.350%, 06/12/24	100	108
2.800%, 03/04/21	150	157
1.350%, 01/16/18	100	101
Kazakhstan Temir Zholy Finance 6.375%, 10/06/20 (A)	730	761
Koninklijke Philips 5.750%, 03/11/18	100	107
L-3 Communications 5.200%, 10/15/19	125	136
Lockheed Martin
2.900%, 03/01/25	100	103
2.500%, 11/23/20	150	155
Norfolk Southern
3.250%, 12/01/21	100	106
2.900%, 06/15/26	35	36
Northrop Grumman
3.500%, 03/15/21	100	107
3.250%, 08/01/23	50	54

Description	Face Amount (000)	Value (000)
Owens Corning 4.200%, 12/01/24	$100	$105
PACCAR Financial
1.400%, 11/17/17	55	55
1.300%, 05/10/19	20	20
Parker-Hannifin 3.300%, 11/21/24	150	162
Pentair Finance 3.625%, 09/15/20	100	103
Pitney Bowes 4.625%, 03/15/24	100	106
Precision Castparts 2.500%, 01/15/23	150	155
Raytheon 2.500%, 12/15/22	150	156
Red de Carreteras de Occidente 9.000%, 06/10/28 (A)	6,100	343
Republic Services 3.550%, 06/01/22	150	162
Roper Technologies 2.050%, 10/01/18	100	101
Ryder System 2.550%, 06/01/19	95	97
Siemens Financieringsmaatschappij 1.450%, 05/25/18 (A)	1,259	1,269
Southwest Airlines 2.750%, 11/06/19	50	52
Stanley Black & Decker 2.900%, 11/01/22	100	106
TTX 2.250%, 02/01/19 (A)	620	630
Union Pacific
3.646%, 02/15/24	100	111
3.250%, 08/15/25	100	109
United Parcel Service
5.125%, 04/01/19	100	111
3.125%, 01/15/21	45	48
United Technologies
3.100%, 06/01/22	100	106
1.550%, 05/04/18 (D)	3,974	4,010
Verisk Analytics 4.000%, 06/15/25	50	53
Waste Management 3.500%, 05/15/24	100	108

		18,744

Information Technology — 1.5%
Alibaba Group Holding 2.500%, 11/28/19	250	253
Alphabet 3.375%, 02/25/24	100	110
Amphenol 1.550%, 09/15/17	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Apple
3.450%, 05/06/24	$100	$109
3.250%, 02/23/26	135	143
2.700%, 05/13/22	200	209
2.400%, 05/03/23	200	204
2.250%, 02/23/21	50	51
2.100%, 05/06/19	300	309
1.700%, 02/22/19	20	20
1.000%, 05/03/18	100	100
Applied Materials 2.625%, 10/01/20	50	52
Arrow Electronics 3.500%, 04/01/22	100	102
Automatic Data Processing 2.250%, 09/15/20	50	52
Baidu
4.125%, 06/30/25	310	325
3.250%, 08/06/18	200	205
Cisco Systems
4.950%, 02/15/19	100	110
4.450%, 01/15/20	200	221
3.625%, 03/04/24	100	112
3.500%, 06/15/25	50	56
2.950%, 02/28/26	50	53
2.200%, 02/28/21	200	206
Corning 1.500%, 05/08/18	100	100
Diamond 1 Finance
6.020%, 06/15/26 (A)	60	63
5.450%, 06/15/23 (A)	85	88
4.420%, 06/15/21 (A)	100	103
3.480%, 06/01/19 (A)	265	271
eBay
2.875%, 08/01/21	150	155
2.600%, 07/15/22	150	148
EMC 3.375%, 06/01/23	100	91
Fidelity National Information Services
5.000%, 10/15/25	100	113
3.500%, 04/15/23	150	156
Fiserv 2.700%, 06/01/20	100	104
Harris 2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)	100	104
3.600%, 10/15/20 (A)	150	157
2.850%, 10/05/18 (A)	100	102
HP 4.650%, 12/09/21	100	108
Intel
3.700%, 07/29/25	25	28
3.300%, 10/01/21	100	108
2.700%, 12/15/22	250	262
2.600%, 05/19/26	448	457
2.450%, 07/29/20	60	62

Description	Face Amount (000)	Value (000)
International Business Machines
3.625%, 02/12/24	$100	$109
3.450%, 02/19/26	50	54
2.875%, 11/09/22	150	159
2.250%, 02/19/21	50	52
1.875%, 08/01/22	150	149
1.625%, 05/15/20	150	152
1.125%, 02/06/18	100	101
Juniper Networks 4.500%, 03/15/24	50	53
Keysight Technologies 3.300%, 10/30/19	100	102
KLA-Tencor 3.375%, 11/01/19	150	155
Lam Research
3.900%, 06/15/26	966	1,017
2.800%, 06/15/21	1,495	1,531
Microsoft
4.000%, 02/08/21	150	168
3.625%, 12/15/23	100	111
2.375%, 02/12/22	200	206
1.625%, 12/06/18	150	153
Motorola Solutions 3.500%, 09/01/21	100	102
NetApp 3.375%, 06/15/21	50	51
Oracle
3.850%, 07/15/36	1,180	1,183
2.950%, 05/15/25	100	104
2.650%, 07/15/26	90	90
2.500%, 05/15/22	150	153
2.400%, 09/15/23	50	50
2.375%, 01/15/19	150	155
2.250%, 10/08/19	200	206
1.900%, 09/15/21	1,835	1,842
1.200%, 10/15/17	150	151
QUALCOMM
3.000%, 05/20/22	100	105
1.400%, 05/18/18	100	101
Seagate HDD Cayman 4.750%, 01/01/25	100	79
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/22	50	54
Texas Instruments 1.000%, 05/01/18	100	100
Total System Services 4.800%, 04/01/26	100	108
Tyco Electronics Group 2.350%, 08/01/19	50	51
Visa
3.150%, 12/14/25	300	321
2.200%, 12/14/20	100	103
Western Union 2.875%, 12/10/17	100	102
Xerox 4.500%, 05/15/21	150	152

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Xilinx 2.125%, 03/15/19	$50	$51

		15,603

Materials — 0.7%
Air Products & Chemicals 3.350%, 07/31/24	100	108
Airgas 3.650%, 07/15/24	100	105
Barrick 4.100%, 05/01/23	32	34
BHP Billiton Finance USA 6.500%, 04/01/19	125	142
CF Industries 7.125%, 05/01/20	100	115
Dow Chemical 8.550%, 05/15/19	225	267
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	110
2.800%, 02/15/23	100	103
Ecolab 3.250%, 01/14/23	100	105
Goldcorp 3.700%, 03/15/23	50	51
International Paper 7.950%, 06/15/18	125	141
LYB International Finance BV 4.875%, 03/15/44	581	614
LyondellBasell Industries 5.000%, 04/15/19	250	271
Mexichem 5.875%, 09/17/44 (A)	260	239
Monsanto 2.125%, 07/15/19	100	101
Nacional del Cobre de Chile
4.875%, 11/04/44 (A)	152	153
4.500%, 09/16/25 (A)	310	324
3.875%, 11/03/21 (A)	340	360
3.000%, 07/17/22 (A)	200	198
Newmont Mining 3.500%, 03/15/22	100	104
OCP 5.625%, 04/25/24 (A)	410	435
Packaging Corp of America 3.650%, 09/15/24	100	103
Potash Corp of Saskatchewan 3.625%, 03/15/24	100	105
PPG Industries 2.300%, 11/15/19	100	101
Praxair 3.000%, 09/01/21	150	160
Rio Tinto Finance USA 3.750%, 06/15/25	200	209

Description	Face Amount (000)	Value (000)
Sherwin-Williams 3.450%, 08/01/25	$100	$104
Southern Copper 3.875%, 04/23/25	30	30
Vale Overseas
6.875%, 11/21/36	375	341
5.875%, 06/10/21	1,091	1,093
4.375%, 01/11/22	250	234
Vulcan Materials 7.500%, 06/15/21	50	60
WestRock RKT 4.450%, 03/01/19	100	106

		6,726

Telecommunication Services — 1.0%
America Movil 5.000%, 03/30/20	200	222
AT&T
5.650%, 02/15/47	200	229
5.150%, 03/15/42	191	206
5.000%, 03/01/21	200	224
4.450%, 04/01/24	100	110
4.300%, 12/15/42	429	415
4.125%, 02/17/26	200	215
3.600%, 02/17/23	3,482	3,632
3.400%, 05/15/25	150	154
3.000%, 06/30/22	195	200
2.625%, 12/01/22	125	125
2.450%, 06/30/20	250	255
2.300%, 03/11/19	230	235
1.400%, 12/01/17	100	100
British Telecommunications 2.350%, 02/14/19	140	143
Deutsche Telekom International Finance 6.750%, 08/20/18	100	112
Digicel Group 7.125%, 04/01/22 (A)	400	297
Orange 4.125%, 09/14/21	100	110
RELX Capital 3.125%, 10/15/22	100	102
Rogers Communications 6.800%, 08/15/18	50	55
Telefonica Emisiones 3.192%, 04/27/18	250	257
Thomson Reuters
6.500%, 07/15/18	100	110
3.350%, 05/15/26	100	102
Verizon Communications
5.150%, 09/15/23	375	437
4.500%, 09/15/20	250	277
4.272%, 01/15/36	1,398	1,431
3.650%, 09/14/18	150	157
2.625%, 02/21/20	200	207

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Vodafone Group
2.500%, 09/26/22	$200	$197
1.500%, 02/19/18	150	150

		10,466

Utilities — 2.6%
Abengoa Transmision 6.875%, 04/30/43 (A)	250	260
AGL Capital 3.250%, 06/15/26	30	31
American Electric Power 1.650%, 12/15/17	150	150
Arizona Public Service 3.150%, 05/15/25	50	53
Berkshire Hathaway Energy 3.750%, 11/15/23	100	109
CenterPoint Energy Houston Electric 2.250%, 08/01/22	100	101
Cleco Corporate Holdings 3.743%, 05/01/26 (A)	100	103
CMS Energy
6.250%, 02/01/20	100	115
3.000%, 05/15/26	40	41
Comision Federal de Electricidad
6.125%, 06/16/45 (A)	675	715
4.875%, 01/15/24 (A)	215	225
Consolidated Edison Company of New York 5.850%, 04/01/18	100	108
Dominion Gas Holdings
4.600%, 12/15/44	141	147
2.800%, 11/15/20	150	155
2.500%, 12/15/19	464	474
Dominion Resources
4.104%, 04/01/21 (D)	135	143
2.962%, 07/01/19 (D)	435	443
1.900%, 06/15/18	200	201
DTE Energy
3.300%, 06/15/22	1,689	1,780
2.400%, 12/01/19	100	102
Duke Energy
5.050%, 09/15/19	200	220
3.950%, 10/15/23	150	163
2.100%, 06/15/18	50	50
Empresa Nacional de Electricidad 4.250%, 04/15/24	50	53
Entergy
5.125%, 09/15/20	100	109
4.000%, 07/15/22	50	54
Exelon
5.625%, 06/15/35	243	290
4.450%, 04/15/46	607	648
3.400%, 04/15/26	100	105

Description	Face Amount (000)	Value (000)
2.850%, 06/15/20	$200	$206
1.550%, 06/09/17	778	779
FirstEnergy Transmission 5.450%, 07/15/44 (A)	654	713
Florida Power & Light 3.250%, 06/01/24	150	161
ITC Holdings
5.300%, 07/01/43	657	737
3.650%, 06/15/24	25	26
Jersey Central Power & Light 4.300%, 01/15/26 (A)	972	1,039
Kansas City Power & Light 3.650%, 08/15/25	100	106
Majapahit Holding BV 7.750%, 01/20/20 (A)	190	217
Metropolitan Edison 7.700%, 01/15/19	100	113
MidAmerican Energy 2.400%, 03/15/19	138	143
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,402	1,446
2.056%, 09/01/17	1,418	1,428
NiSource Finance 6.400%, 03/15/18	105	114
Northern States Power
2.600%, 05/15/23	100	103
2.200%, 08/15/20	50	52
NSTAR Electric
2.700%, 06/01/26	50	51
2.375%, 10/15/22	100	103
Oncor Electric Delivery
7.000%, 09/01/22	100	128
4.550%, 12/01/41	820	949
ONE Gas 2.070%, 02/01/19	74	75
Pacific Gas & Electric
3.500%, 10/01/20	150	161
2.950%, 03/01/26	50	52
PECO Energy 3.150%, 10/15/25	100	107
Perusahaan Gas Negara Persero 5.125%, 05/16/24 (A)	450	469
PPL Capital Funding
3.500%, 12/01/22	150	158
3.100%, 05/15/26	525	531
Progress Energy 7.750%, 03/01/31	946	1,325
PSEG Power 3.000%, 06/15/21	50	51
Public Service Electric & Gas
3.050%, 11/15/24	25	27
2.300%, 09/15/18	100	102

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Puget Energy 6.500%, 12/15/20	$100	$116
Sempra Energy
9.800%, 02/15/19	2,631	3,166
3.750%, 11/15/25	100	107
3.550%, 06/15/24	100	105
Southern
4.400%, 07/01/46	554	595
2.750%, 06/15/20	100	104
2.450%, 09/01/18	200	205
2.350%, 07/01/21	936	955
1.850%, 07/01/19	100	101
Southern California Edison 3.500%, 10/01/23	150	164
State Grid Overseas Investment 2.875%, 05/18/26 (A)	260	262
Union Electric 3.500%, 04/15/24	150	163
Virginia Electric & Power 3.100%, 05/15/25	100	106
WEC Energy Group 1.650%, 06/15/18	789	796
Wisconsin Public Service 1.650%, 12/04/18	30	30
Xcel Energy 1.200%, 06/01/17	1,015	1,016

		26,811

Total Corporate Obligations (Cost $280,447) (000)		287,990

MORTGAGE-BACKED SECURITIES — 15.9%
Agency Mortgage-Backed Obligations — 14.5%
FHLMC
4.500%, 08/01/40-05/01/42	4,036	4,460
4.000%, 07/01/24-04/01/46	9,614	10,419
3.500%, 07/15/41-10/01/45	9,151	9,687
3.000%, 07/15/43	5,795	6,007
FHLMC Multifamily Structured Pass-Through Certificates, Ser K048, Cl A2
3.284%, 06/25/25 (C)	1,023	1,123
3.241%, 09/25/24	535	586
3.171%, 10/25/24	556	606
3.010%, 07/25/25	337	363
2.995%, 12/25/25	540	579
2.745%, 01/25/26	545	573
FNMA
5.500%, 07/01/34-08/01/37	2,446	2,773
5.000%, 12/01/34-01/01/44	2,275	2,547
4.500%, 05/01/39-12/01/45	7,793	8,588
4.000%, 07/13/39-03/01/46	13,235	14,300
3.500%, 07/25/26-05/01/46	26,706	28,354
3.000%, 07/01/26-01/01/43	20,944	21,852
2.500%, 07/01/27	6,555	6,782

Description	Face Amount (000)	Value (000)
GNMA
4.000%, 07/01/39-06/20/46	$6,241	$6,686
3.500%, 07/15/41	13,350	14,169
3.000%, 07/15/42	7,525	7,868

		148,322

Non-Agency Mortgage-Backed Obligations — 1.4%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	1,055	1,055
5.750%, 10/25/33	90	93
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A3
5.369%, 10/10/45 (B)	5	5
3.705%, 09/15/48	127	139
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1 0.633%, 06/25/47 (A) (C)	523	449
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 10/10/46	610	676
3.759%, 08/10/48	488	535
3.708%, 07/10/48	291	319
2.365%, 02/10/29 (A)	2,437	2,450
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4 3.808%, 11/15/48	253	279
CSMC Trust, Ser 2014-USA, Cl A2 3.953%, 09/15/37 (A)	264	289
Fosse Master Issuer, Ser 2015-1A, Cl A2 0.933%, 10/18/54 (A) (C)	807	804
GS Mortgage Securities II, Ser 2015-GC30, Cl A4 3.382%, 05/10/50	58	62
GS Mortgage Securities Trust, Ser 2015-590M, Cl A
3.621%, 10/10/35 (A)	397	429
2.933%, 06/05/31 (A)	1,331	1,377
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	113	114
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 2.803%, 05/19/34 (C)	64	63
JPMorgan Mortgage Trust,
Ser 2003-A2, Cl 3A1 2.467%, 11/25/33 (C)	248	235
Ser 2005-A1, Cl 6T1 2.954%, 02/25/35 (C)	335	316
Ser 2005-A2, Cl 3A2 2.727%, 04/25/35 (C)	82	79
Ser 2005-A3, Cl 4A1 2.816%, 06/25/35 (C)	175	175

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
MLCC Mortgage Investors, Ser 2006-2, Cl 2A 2.516%, 05/25/36 (C)	$406	$390
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 (C)	314	355
4.064%, 02/15/47	31	34
3.787%, 01/15/47	218	240
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	646	687
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A 2.858%, 06/25/34 (C)	439	432
Wedgewood Real Estate Trust, Ser 2016-1, Cl A1 3.750%, 07/15/46 (A) (C)	380	380
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 12/15/47	298	328
3.617%, 09/15/57	69	75
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A4
2.880%, 05/01/35 (C)	208	210
2.742%, 10/25/33 (C)	798	796

		13,870

Total Mortgage-Backed Securities (Cost $160,779) (000)		162,192

LOAN PARTICIPATIONS — 9.1%
Aerospace/Defense — 0.0%
Transdigm Inc., Tranche D Term Loan, 1st Lien 3.750%, 06/04/21	147	145

Automotive — 0.2%
FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan, 1st Lien 3.250%, 12/31/18	158	158
Horizon Global Corporation, Term B Loan, 1st Lien 7.000%, 06/30/21	48	47
MPG Holdco I Inc., Tranche B-1 Term Loan, 1st Lien
3.750%, 10/20/21	85	84
3.750%, 10/20/21	110	110
TI Group Automotive Systems LLC, Initial Term Loan, 1st Lien 4.500%, 06/30/22	124	121

Description	Face Amount (000)	Value (000)
Tower Automotive Holdings USA LLC, Initial Term Loan, 1st Lien 4.000%, 04/23/20	$808	$800
Trinseo Materials Operating S.C.A. (Trinseo Materials Finance, Inc.), Term B Loan, 1st Lien 4.250%, 11/05/21	223	222

		1,542

Building Materials — 0.3%
Headwaters Incorporated, Initial Term Loan, 1st Lien 4.500%, 03/11/22	25	25
PGT, Inc., Initial Term Loan, 1st Lien 6.750%, 02/16/22	746	736
Priso Acquisition Corporation (aka PrimeSource Building Products), Initial Term Loan, 1st Lien 4.500%, 05/09/22	748	742
Quikrete Holdings, Inc., Initial Term Loan, 1st Lien 4.000%, 09/28/20	726	724
SRS Distribution Inc., Tranche B-1 Loan, 1st Lien 5.250%, 08/25/22	288	288
Tecomet Inc., Initial Term Loan, 1st Lien 5.750%, 11/25/21	99	92
VAT Lux II S.a.r.l. (fka Virtuoso Lux II S.a.r.l.) (aka Virtuoso US LLC), Initial Term Loan, 1st Lien 4.250%, 02/11/21	34	34

		2,641

Chemicals — 0.9%
Allnex (Luxembourg) & Cy S.C.A., Term B-2 Loan, 1st Lien 0.000%, 06/02/23 (E)	428	422
Allnex (Luxembourg) & Cy S.C.A., Term B-3 Loan, 1st Lien 0.000%, 06/02/23 (E)	322	318
Berry Plastics Corporation, Term D Loan, 1st Lien 3.500%, 02/08/20	975	968
Chemours Company, Tranche B Term Loan, 1st Lien 3.750%, 05/12/22	99	95
Entegris, Inc., Tranche B Term Loan, 1st Lien 3.500%, 04/30/21	15	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Gemini HDPE LLC, Term B Loan, 1st Lien 4.750%, 08/06/21	$147	$146
Huntsman International LLC, Initial Term Loan, 1st Lien 4.250%, 03/31/23	748	747
Ineos US Finance LLC, Initial Term Loan, 1st Lien
4.250%, 03/31/22	74	73
3.750%, 05/04/18	809	805
MacDermid Incorporated (Platform Specialty Products Corporation), Tranche B-3 Term Loan, 1st Lien 5.500%, 06/05/20	50	49
MacDermid Incorporated, Tranche B Term Loan, 1st Lien 5.500%, 06/07/20	495	488
MacDermid Incorporated, Tranche B-2 Term Loan, 1st Lien 5.500%, 06/07/20	48	47
Minerals Technologies Inc., Term B-1 Loan, 1st Lien
3.750%, 05/10/21	98	98
3.750%, 05/10/21	2	1
Nexeo Solutions LLC, Initial Term Loan, 1st Lien 0.070%, 05/17/23	750	749
NVLX Acquisition, LLC, Initial Term Loan, 1st Lien 6.000%, 12/05/21	423	423
Prolampac Holdings Inc., Initial Term Loan, 1st Lien 5.750%, 08/18/22	597	589
Ravago Holdings America, Inc., Initial Term Loan, 1st Lien 0.000%, 06/30/23 (E)	675	672
SIG Combibloc Holdings S.C.A., Initial Term Loan, 1st Lien 4.250%, 03/11/22	395	391
Signode Industrial Group US Inc., Initial Term Loan, Other 3.750%, 05/01/21	304	300
Solenis International L.P., Initial Term Loan, 1st Lien 4.250%, 06/02/21	491	485
U.S. Farathane LLC, Term B-2 Loan, 1st Lien 0.000%, 12/23/21 (E)	494	493
Univar USA Inc., Initial Term Loan, 1st Lien 4.250%, 07/01/22	720	708

		9,082

Description	Face Amount (000)	Value (000)
Computers & Electronics — 1.5%
AF Borrower LLC (aka Accuvant Finance LLC), Initial Term Loan, 1st Lien 6.250%, 01/28/22	$748	$741
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 1st Lien 4.250%, 02/01/23 (C)	898	898
Blue Coat Holdings, Inc., Initial Term Loan, 1st Lien 4.500%, 05/20/22	750	749
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Initial Term Loan, 1st Lien 6.250%, 03/18/21	49	47
Dell International LLC, Term B-2 Loan, 1st Lien 4.000%, 04/29/20	596	594
Deltek, Inc., Initial Term Loan, 1st Lien 5.000%, 06/25/22	720	717
EIG Investors Corp., Initial Term Loan, 1st Lien 6.480%, 11/09/19	579	551
Electrical Components International, Inc., Initial Term Loan, 1st Lien 5.750%, 05/28/21	498	496
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien 5.750%, 04/28/21	200	157
First Data Corporation, 2021 Extended Term Loan, 1st Lien 4.452%, 03/24/21	666	663
Global Healthcare Exchange LLC, Term B Loan, 1st Lien 5.500%, 08/15/22	99	99
Hyland Software, Inc., Initial Term Loan, 1st Lien 4.750%, 07/01/22	588	583
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-5 Term Loan , 1st Lien 3.750%, 06/03/20	956	931
Informatica Corporation, Initial Term Loan, 1st Lien 4.500%, 08/05/22	223	217
ION Trading Technologies S.A.R.L., Tranche B-1 Term Loan, 1st Lien 4.250%, 06/10/21	137	136
Kronos Incorporated, Incremental Term Loan, 1st Lien 4.500%, 10/30/19	292	291

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
MA Financeco LLC, Tranche B Term Loan, 1st Lien 5.250%, 11/19/21	$196	$196
MA Financeco LLC, Tranche C Term Loan, 1st Lien 4.500%, 11/20/19	576	574
Magic Newco LLC, Initial Term Loan, 1st Lien 5.000%, 12/12/18	487	487
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan, 1st Lien 4.750%, 07/08/21	123	122
Microsemi Corporation, Closing Date Term B Loan, 5.250%, 12/17/22	1,003	1,000
NXP B.V. (NXP Funding LLC), Tranche B Loan, 1st Lien 3.750%, 12/07/20	414	415
ON Semiconductor Corporation, Initial Term Loan, 1st Lien 5.250%, 03/31/23	750	752
Onex Carestream Finance LP, Initial Term Loan, 1st Lien 5.000%, 06/07/19	446	426
Regit Eins GmbH (TV Borrower US, LLC), Intial Term Loan, 1st Lien 6.000%, 01/08/21	491	485
Renaissance Learning, Inc., Initial Term Loan, 1st Lien 4.500%, 04/09/21	296	288
RP Crown Parent, LLC, Initial Term Loan, 1st Lien 6.000%, 12/21/18	392	368
Spectrum Brands, Inc., Initial Term Loan, 1st Lien 3.500%, 06/23/22	171	171
SS&C European Holdings, S.a.r.l, Term B-2 Loan, 1st Lien
4.000%, 07/08/22	17	17
4.000%, 07/08/22	56	55
SS&C Technologies, Inc., Term B-1 Loan, 1st Lien
4.000%, 07/08/22	508	507
4.000%, 07/08/22	19	19
SunEdison Semiconductor B.V., Initial Term Loan, 1st Lien 6.500%, 05/27/19	179	174
Sungard Availability Services Capital, Inc., Tranche B Term Loan, 1st Lien 6.000%, 03/29/19	500	438

Description	Face Amount (000)	Value (000)
Sybil Finance B.V., Initial Term B Loan, 1st Lien 4.250%, 03/20/20	$214	$211
Wall Street Systems Delaware, Inc., Initial Term Loan, 1st Lien 4.250%, 04/30/21	701	694
Western Digital Corporation, Term B Loan, 1st Lien 6.250%, 04/29/23	500	502

		15,771

Consumer Nondurables — 0.2%
Coty Inc., Term B USD Loan, 1st Lien 3.750%, 10/27/22	100	100
Galleria Co., Term B Loan, 1st Lien 3.750%, 01/26/23	175	175
Kronos Acquisition Intermediate Inc., Initial Term Loan, 1st Lien 6.000%, 08/26/22	149	146
NM Z Parent Inc. (aka Zep Inc.), Initial Term Loan, 1st Lien 5.500%, 06/27/22	248	247
Prestige Brands, Inc., Term B-3 Loan, 1st Lien 3.750%, 09/03/21	717	716
Revlon Consumer Products Corporation, Acquisition Facility, 1st Lien
4.000%, 10/08/19	14	14
3.990%, 10/08/19	355	355
3.400%, 10/08/19	571	572

		2,325

Educational Services — 0.1%
Education Management II LLC, Tranche A Term Loan, 1st Lien 5.500%, 07/02/20 (F)	129	33
Education Management II LLC, Tranche B Term Loan, 1st Lien 8.500%, 07/02/20 (F)	234	9
Laureate Education, Inc., Extended Term Loan, 1st Lien 5.000%, 06/15/18	237	229
Nord Anglia Education Finance LLC, Initial Term Loan, 1st Lien 5.000%, 03/31/21	299	298

		569

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Entertainment & Leisure — 0.2%
AMC Entertainment Inc., Initial Term Loan, 1st Lien 4.000%, 12/15/22	$224	$224
ClubCorp Club Operations, Inc. , Term B Loan, 1st Lien 4.250%, 12/15/22	700	695
Intrawest Operations Group, LLC, Initial Term Loan, 1st Lien 5.000%, 12/09/20	750	749

		1,668

Financial Services — 0.3%
Altisource Solutions S.A R.L. , Term B Loan , 1st Lien 4.500%, 12/09/20	437	378
Armor Holding II LLC, Initial Term Loan, 1st Lien 5.750%, 06/26/20	394	385
Bats Global Markets, Inc., Term B Loan, 1st Lien 0.000%, 06/20/23 (E)	506	503
Citco III Limited, Initial Term Loan , 1st Lien 4.250%, 06/29/18	974	968
MCS AMS Sub-Holdings LLC, Initial Term Loan, 1st Lien 7.500%, 10/15/19	406	350
Ocwen Loan Servicing, LLC, Initial Term Loan, 1st Lien 5.500%, 02/15/18	144	141
Walter Investment Management Corp., Tranche B Term Loan, 1st Lien 4.750%, 12/18/20	475	378

		3,103

Food & Beverage — 0.3%
B&G Foods, Inc., Term B Loan, 1st Lien 3.750%, 11/02/22	597	598
Del Monte Foods, Inc., Initial Term Loan, 1st Lien 4.250%, 02/18/21	489	455
JBS USA LLC, Incremental Term Loan, 1st Lien 4.000%, 10/31/22	75	74
Phillips Pet Food & Supplies, Initial Term Loan, 1st Lien 4.500%, 01/31/21	487	434
Pinnacle Foods Finance LLC, Tranche G Term Loan, 1st Lien 3.250%, 04/29/20	871	871

Description	Face Amount (000)	Value (000)
The Chef’s Warehouse Leasing Co. LLC, Delayed Term Loan, 1st Lien 0.000%, 06/20/23 (E)	$40	$40
The Chef’s Warehouse Leasing Co. LLC, Initial Term Loan, 1st Lien 0.000%, 07/01/22 (E)	247	245
US Foods, Inc., Term B Loan, 1st Lien 0.000%, 06/15/23 (E)	750	746

		3,463

Gaming & Hotels — 0.2%
Amaya Holdings B.V., Term B Loan, 1st Lien 5.000%, 08/01/21	544	526
Hilton Worldwide Finance LLC, Initial Term Loan, 1st Lien 3.500%, 10/26/20 (C)	704	704
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien 4.000%, 04/25/23	748	749
Scientific Games International, Inc., Initial Term B-2 Loan, 1st Lien 6.000%, 10/01/21	74	73
Scientific Games International, Inc., Initial Term Loan, 1st Lien 6.000%, 10/18/20	488	481

		2,533

Health Care — 1.0%
ABB/Con-cise Optical Group LLC, Initial Term Loan, 1st Lien 6.000%, 06/14/23	750	752
Alere Inc. (fka IM US Holdings, LLC), Term B Loan, 1st Lien 4.250%, 06/20/22	410	408
Alliance HealthCare Services, Inc. , Initial Term Loan, 1st Lien 4.250%, 06/03/19	482	458
Alvogen Pharma US, Inc., Initial Term Loan, 1st Lien 6.000%, 04/01/22	346	342
AMAG Pharmaceuticals, Inc., Initial Term Loan, 1st Lien 4.750%, 08/17/21	96	95
Amneal Pharmaceuticals LLC, Term B Loan, 1st Lien 4.500%, 11/01/19	560	555

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
CHS/Community Health Systems, Inc., Term G Loan, 1st Lien 3.750%, 12/31/19	$842	$817
DJO Finance LLC, Initial Term Loan, 1st Lien 4.250%, 06/08/20	198	188
Drumm Investors LLC, Initial Term Loan, 1st Lien 9.500%, 05/04/18	736	717
Endo Luxembourg Finance Company I S.à r.l., Term B Loan, 1st Lien 3.750%, 06/24/22	274	269
Iasis Healthcare LLC , Term B-2 Loan, 1st Lien 4.500%, 05/03/18	635	632
Indivior Finance S.a r.l., Initial Term Loan, 1st Lien 7.000%, 12/19/19	93	92
JLL/Delta Dutch Newco B.V., Initial Term Loan, 1st Lien 4.250%, 03/11/21	490	475
Kindred Healthcare, Inc., Initial Term Loan, 1st Lien 4.250%, 04/09/21	613	593
Kinetic Concepts, Inc., Term E-1 Loan, 1st Lien 4.500%, 05/04/18	490	488
Millennium Health LLC, Initial Term Loan, 1st Lien 7.500%, 12/21/20	228	166
Millennium Health LLC, Term B Loan, 1st Lien 0.000%, 04/16/21 (C) (E) (F)	7	33
NBTY, Inc., Term B Loan, 1st Lien 5.000%, 05/05/23	718	711
Opal Acquisition, Inc., Term B Loan, 1st Lien 5.000%, 11/27/20	343	298
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan, 1st Lien 4.750%, 06/30/21	245	231
Radnet Management, Inc., Tranche B Term Loan, 1st Lien 4.250%, 10/10/18	23	23
Steward Health Care System LLC, Initial Term Loan, 1st Lien 6.750%, 04/10/20	489	481

Description	Face Amount (000)	Value (000)
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien 4.500%, 11/03/20	$500	$498
Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 1st Lien 4.750%, 08/05/20	838	812

		10,134

Home Furnishings — 0.0%
Serta Simmons Holdings LLC, Initial Term Loan, 1st Lien 4.250%, 10/01/19	457	456

		456

Insurance — 0.2%
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien 4.500%, 08/12/22	198	195
National Financial Partners Corp., Initial Term Loan, 1st Lien 4.500%, 07/01/20	746	738
Sedgwick Claims Management Services, Inc., Initial Term Loan, 1st Lien 5.250%, 03/01/21	750	749
USI, Inc. (fka Compass Investors Inc.), Initial Term Loan, 1st Lien 4.250%, 12/27/19	393	387

		2,069

Machinery — 0.3%
Blount International, Inc., Initial Term Loan, 1st Lien 7.250%, 04/12/23	500	501
CPM Holdings Inc., Term B Loan, 1st Lien 6.000%, 04/01/22	424	422
Doosan Bobcat Inc.(fka Doosan Infracore International, Inc.), Tranche B Term Loan, 1st Lien 4.500%, 05/28/21	834	834
IES Global B.V., Initial Term Loan, 1st Lien 7.250%, 08/16/19	430	369
Milacron LLC, Initial Term Loan, 1st Lien 4.250%, 09/28/20	616	612
Rexnord LLC/ RBS Global, Inc., Term B Loan, 1st Lien 4.000%, 08/21/20	469	463

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Schaeffler AG (formerly named INA Beteiligungsgesellschaft mit beschränkter Haftung), Facility B, 1st Lien 4.250%, 05/15/20	$22	$21
SiteOne Landscape Supply LLC, Initial Term Loan, 1st Lien 6.250%, 04/29/22	343	343

		3,565

Manufacturing — 0.1%
Samsonite International S.A., Tranche B Term Loan, 1st Lien 4.000%, 05/15/23	500	501

Media — 0.6%
Altice France S.A., Term B-5 Loan, 1st Lien 4.563%, 07/29/22	848	833
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H Loan (2016), 1st Lien 3.250%, 08/24/21	748	745
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I Loan (2016), 1st Lien 3.500%, 01/24/23	200	200
CSC Holdings, LLC (fka CSC Holdings, Inc.), Initial Term Loan, 1st Lien 5.000%, 10/09/22	400	400
MCC Iowa LLC, Tranche J Term Loan, 1st Lien 3.750%, 06/30/21	74	73
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.), Term B Loan, 1st Lien 6.750%, 08/13/21	246	201
Mission Broadcasting, Inc., Term B-2 Loan, 1st Lien 3.750%, 10/01/20	459	458
Nexstar Broadcasting, Inc., Term B-2 Loan, 1st Lien 3.750%, 10/01/20	520	519
Raycom TV Broadcasting, LLC, Term B Loan, 1st Lien 3.750%, 08/04/21	992	978
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 1st Lien 3.500%, 07/30/21	792	790
Ziggo B.V., Term B-1 Loan, 1st Lien 3.652%, 01/15/22	296	288

Description	Face Amount (000)	Value (000)
Ziggo B.V., Term B-2 Loan, 1st Lien
3.601%, 01/15/22	$15	$15
3.601%, 01/15/22	175	171
Ziggo B.V., Term B-3 Loan, 1st Lien 3.601%, 01/15/22	314	306

		5,977

Metals & Mining — 0.0%
Novelis Inc., Initial Term Loan, 1st Lien 4.000%, 06/02/22	248	245
Oxbow Carbon LLC (Oxbow Calcining LLC.), Tranche B Term Loan (2013) 4.250%, 07/19/19	198	196

		441

Oil & Gas — 0.2%
Drillships Ocean Ventures Inc., Initial Term Loan, 1st Lien 5.500%, 07/25/21	98	58
Energy Transfer Equity, L.P., Initial Term Loan, 1st Lien 3.250%, 12/02/19	675	650
Philadelphia Energy Solutions Refining and Marketing LLC, Initial Term Loan, 1st Lien 6.250%, 04/04/18	499	463
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien 4.000%, 02/21/21	366	163
Western Refining, Inc., Term B-2 Loan, 1st Lien 0.000%, 05/26/23 (E)	750	730

		2,064

Printing & Publishing — 0.0%
Merrill Communications LLC, Initial Term Loan, 1st Lien 6.250%, 05/27/22	50	45
Springer SBM Two GmbH, Initial Term B9 Loan, 1st Lien 4.500%, 08/14/20	321	308

		353

Professional & Business Services — 0.7%
Albany Molecular Research, Inc., Term Loan, 1st Lien 5.750%, 07/16/21	500	494
Bright Horizons Family Solutions, Inc., Term B Loan, 1st Lien 3.750%, 01/30/20	975	973

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Evertec Group LLC, Term A Loan, 1st Lien 2.700%, 04/17/18	$583	$555
ExamWorks Group, Inc., Initial Term Loan, 1st Lien 0.000%, 06/17/23 (E)	349	348
Explorer Holdings, Inc., Initial Term Loan, 1st Lien 6.000%, 05/02/23	255	255
Garda World Security Corporation, Term B Delayed Draw Loan, 1st Lien
4.000%, 11/06/20	198	192
4.000%, 11/06/20	1	—
Garda World Security Corporation, Term B Loan, 1st Lien
4.000%, 11/06/20	326	316
4.000%, 11/06/20	1	1
Global Payments Inc., Term B Loan, 1st Lien 3.960%, 04/22/23 (C)	750	753
Hamilton Lane Advisors LLC, Term B Loan, 1st Lien 4.250%, 07/01/22	48	47
Harbourvest Partners L.P., Initial Term Loan, 1st Lien 3.250%, 02/04/21	365	358
IG Investments Holdings LLC, Term B Loan, 1st Lien 6.000%, 10/29/21	271	269
Infinity Acquisition LLC, Initial Term Loan, 1st Lien 4.250%, 08/06/21	546	522
InVentiv Health, Inc. (f.k.a. Ventiv Health, Inc.), Term B-4 Loan, 1st Lien 7.750%, 05/15/18	250	249
LPL Holdings, Inc., Tranche B Term Loan, 1st Lien 4.250%, 03/29/21	746	741
West Corporation, Term B Loan, 1st Lien 0.000%, 06/13/23 (E)	750	747

		6,820

Real Estate — 0.3%
DTZ U.S. Borrower LLC, Initial Term Loan, 1st Lien 4.250%, 11/04/21	812	800
iStar Inc., Initial Term Loan, 1st Lien 5.550%, 07/01/20	500	499
Servicemaster Company LLC, Initial Term Loan, 1st Lien 4.250%, 07/01/21	690	690

Description	Face Amount (000)	Value (000)
Starwood Property 4/13, Term B Loan, 1st Lien 3.500%, 04/17/20	$746	$737

		2,726

Retail Food & Drug — 0.2%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan, 1st Lien 4.500%, 09/26/19	730	721
Smart & Final, Inc., Initial Term Loan, 1st Lien 4.000%, 11/15/19	619	613
U.S. Foodservice, Inc., Term B Loan, 1st Lien 4.500%, 03/31/19	748	745

		2,079

Retailing — 0.5%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton’s), Term B-2 Loan, 1st Lien 3.750%, 12/10/21	771	770
Brickman Group Holdings, Inc., Initial Term Loan, 1st Lien 4.000%, 12/18/20	488	479
Dollar Tree, Inc., Term B-1 Loan, 1st Lien 3.500%, 07/06/22	178	178
KFC Holding Co., Term B Loan, 1st Lien 3.192%, 06/02/23	750	750
Leslie’s Poolmart, Inc., Tranche B Term Loan, 1st Lien 4.250%, 10/16/19	598	593
Michaels Stores, Inc., Incremental Term Loan, 1st Lien 4.000%, 01/28/20	60	60
Michaels Stores, Inc., Term B Loan, 1st Lien 3.750%, 01/28/20	436	435
Neiman Marcus Group Inc., Initial Term Loan, 1st Lien 4.250%, 10/25/20	394	353
Party City Holdings Inc., Initial Term Loan, 1st Lien 4.250%, 08/19/22	273	271
PetSmart, Inc., Tranche B-1 Loan, 1st Lien 4.250%, 03/11/22	446	443
Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 1st Lien 3.205%, 10/01/21	127	127

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
Trugreen Limited Partnership, Initial Term Loan, 1st Lien 6.500%, 04/07/23	$500	$501

		4,960

Securities & Trusts — 0.0%
Clipper Acquisitions Corp., Term B Loan, 1st Lien 3.000%, 02/06/20	458	453

Shipping & Ship Building — 0.0%
Stena International S.A., Initial Term Loan, 1st Lien 4.000%, 03/03/21	171	141

Steel — 0.2%
Atkore International, Inc., Initial Term Loan, 1st Lien 4.500%, 04/09/21	500	495
FMG Resources (August 2006) Pty LTD, Initial Term Loan, 1st Lien 4.250%, 06/30/19	745	711
JMC Steel Group, Inc., Initial Term Loan, 1st Lien 4.750%, 04/01/17	496	493
Zekelman Industries, Inc., Term B Loan, 1st Lien 0.000%, 06/07/21 (E)	353	352

		2,051

Telecommunications — 0.3%
Commscope, Inc., Tranche 5 Term Loan, 1st Lien 3.750%, 08/28/16	99	99
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 1st Lien 3.750%, 06/30/19 (C)	1,000	909
IPC Corp., Term B-1 Loan, 1st Lien 5.500%, 08/06/21	148	135
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan, 1st Lien 4.000%, 04/13/20	746	737
Mitel US Holdings, Inc., Initial Term Loan, 1st Lien 5.500%, 04/29/22	251	251
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 1st Lien 3.250%, 03/24/21	196	194
Syniverse Holdings, Inc., Initial Term B Loan, 1st Lien 4.000%, 04/23/19	391	288

Description	Face Amount (000)	Value (000)
Telenet Financing USD LLC, Initial Term Loan, 1st Lien 4.250%, 05/03/24	$182	$180

		2,793

Transportation — 0.1%
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan, 1st Lien 4.250%, 05/25/18	676	675

		675

Utilities — 0.2%
Calpine Construction Finance Company, L.P., Term B-2 Loan, 1st Lien 3.250%, 01/31/22	975	951
Calpine Corporation, Initial Term Loan, 1st Lien 3.500%, 05/27/22	297	293
Dynegy Inc., Tranche B-2 Term Loan, 1st Lien 4.000%, 04/23/20	487	478
Granite Acquisition, Inc., Term B Loan, 1st Lien 5.000%, 12/17/21	212	202
Granite Acquisition, Inc., Term C Loan, 1st Lien 5.000%, 12/17/21	9	9

		1,933

Total Loan Participations (Cost $94,810) (000)		93,033

Sovereign Debt — 8.8%
Abu Dhabi Government International Bond 3.125%, 05/03/26 (A)	440	453
Argentine Republic Government International Bond
8.280%, 12/31/33	1,813	2,021
7.625%, 04/22/46 (A)	490	529
7.500%, 04/22/26 (A)	600	649
7.125%, 07/06/36 (A)	150	150
6.875%, 04/22/21 (A)	350	373
2.500%, 03/31/19 (D)	1,719	1,161
Armenia International Bond
7.150%, 03/26/25 (A)	490	497
6.000%, 09/30/20 (A)	1,381	1,390
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/19 (A)	560	591
Banque Centrale de Tunisie 5.750%, 01/30/25 (A)	1,230	1,110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	930	$269
Brazilian Government International Bond
5.625%, 01/07/41	150	145
5.000%, 01/27/45	590	530
4.250%, 01/07/25	1,105	1,086
2.625%, 01/05/23	600	547
Canada Government International Bond
1.625%, 02/27/19	100	102
1.125%, 03/19/18	150	151
Chile Government International Bond 3.125%, 01/21/26	107	110
City of Buenos Aires Argentina 7.500%, 06/01/27 (A)	310	322
Colombia Government International Bond
7.375%, 03/18/19	380	478
6.125%, 01/18/41	600	693
4.500%, 01/28/26	2,271	2,418
4.375%, 07/12/21	200	215
4.000%, 02/26/24	545	569
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	400	399
7.000%, 04/04/44 (A)	420	418
Croatia Government International Bond
6.750%, 11/05/19	1,105	1,203
6.375%, 03/24/21 (A)	660	720
Dominican Republic International Bond
7.500%, 05/06/21 (A)	1,130	1,255
7.450%, 04/30/44 (A)	1,225	1,341
6.875%, 01/29/26 (A)	370	408
6.850%, 01/27/45 (A)	250	259
6.600%, 01/28/24 (A)	290	315
5.500%, 01/27/25 (A)	150	153
Ecuador Government International Bond 7.950%, 06/20/24 (A)	450	393
Egypt Government International Bond 5.875%, 06/11/25 (A)	510	446
El Salvador Government International Bond
7.650%, 06/15/35 (A)	100	89
7.375%, 12/01/19 (A)	215	215
6.375%, 01/18/27 (A)	150	136
5.875%, 01/30/25 (A)	365	327
Export Development Canada 1.000%, 06/15/18	300	301

Description	Face Amount (000)	Value (000)
Export-Import Bank of Korea
4.000%, 01/14/24	$200	$223
2.875%, 01/21/25	200	207
Georgia Government International Bond 6.875%, 04/12/21 (A)	860	946
Ghana Government International Bond
10.750%, 10/14/30 (A)	420	442
8.125%, 01/18/26 (A)	910	782
7.875%, 08/07/23 (A)	730	634
Guatemala Government Bond
5.750%, 06/06/22 (A)	420	465
4.500%, 05/03/26 (A)	290	294
Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	200	212
Honduras Government International Bond
8.750%, 12/16/20 (A)	1,415	1,585
7.500%, 03/15/24 (A)	605	656
Hungary Government International Bond
6.250%, 01/29/20	600	666
5.750%, 11/22/23	390	444
5.375%, 03/25/24	310	346
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,120	1,598
5.875%, 01/15/24 (A)	1,120	1,296
5.375%, 10/17/23 (A)	200	225
5.250%, 01/17/42 (A)	200	212
4.125%, 01/15/25 (A)	650	677
Israel Government International Bond 3.150%, 06/30/23	200	213
Ivory Coast Government International Bond
6.375%, 03/03/28 (A)	435	421
5.750%, 12/31/32 (A) (D)	1,120	1,043
5.375%, 07/23/24 (A)	250	234
Jamaica Government International Bond
7.625%, 07/09/25	470	521
6.750%, 04/28/28	720	756
Japan Bank for International Cooperation
2.375%, 04/20/26	200	209
1.750%, 11/13/18	400	404
KazAgro National Management Holding 4.625%, 05/24/23 (A)	300	274
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	340	395
3.875%, 10/14/24 (A)	670	673

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
Kenya Government International Bond 5.875%, 06/24/19 (A)	1,358	$1,347
Korea Development Bank 2.500%, 03/11/20	400	412
Korea International Bond 7.125%, 04/16/19	100	116
Letras del Banco Central de la Republica Argentina 0.000%, 01/11/17 (ARS) (E)	2,150	126
Lithuania Government International Bond 6.125%, 03/09/21 (A)	200	233
Mexico Government International Bond
6.050%, 01/11/40	160	201
5.550%, 01/21/45	348	417
4.125%, 01/21/26	950	1,030
4.000%, 10/02/23	400	430
3.500%, 01/21/21	250	264
Mongolia Government International Bond
5.125%, 12/05/22 (A)	400	328
4.125%, 01/05/18 (A)	220	213
Montenegro Government International Bond 5.750%, 03/10/21 (EUR) (A)	450	506
Morocco Government International Bond 4.250%, 12/11/22 (A)	200	209
Nigeria Government International Bond 6.750%, 01/28/21 (A)	310	308
Pakistan Government International Bond
8.250%, 04/15/24 (A)	200	210
7.250%, 04/15/19 (A)	440	462
Panama Government International Bond
9.375%, 04/01/29	290	442
6.700%, 01/26/36	1,085	1,440
5.200%, 01/30/20	620	687
3.875%, 03/17/28	690	730
3.750%, 03/16/25	330	348
Paraguay Government International Bond
6.100%, 08/11/44 (A)	570	611
5.000%, 04/15/26 (A)	200	211
Peruvian Government International Bond
7.350%, 07/21/25	190	258
6.550%, 03/14/37	615	829
5.625%, 11/18/50	520	645
3.750%, 03/01/30 (EUR)	460	560

Description	Face Amount (000)	Value (000)
Philippine Government International Bond
7.750%, 01/14/31	$419	$650
6.375%, 10/23/34	810	1,178
5.500%, 03/30/26	200	254
4.200%, 01/21/24	200	229
3.700%, 03/01/41	210	234
Poland Government International Bond
6.375%, 07/15/19	200	227
4.000%, 01/22/24	335	362
3.250%, 04/06/26	820	836
3.000%, 03/17/23	590	600
Province of British Columbia Canada 2.000%, 10/23/22	100	103
Province of Manitoba Canada
2.050%, 11/30/20	150	154
1.125%, 06/01/18	100	101
Province of Ontario Canada
2.450%, 06/29/22	200	209
2.000%, 01/30/19	250	256
1.875%, 05/21/20	150	153
1.625%, 01/18/19	100	101
1.250%, 06/17/19	150	151
Province of Quebec Canada
2.875%, 10/16/24	100	106
2.625%, 02/13/23	200	210
2.500%, 04/20/26	100	103
Provincia de Buenos Aires 9.125%, 03/16/24 (A)	150	165
Provincia de Cordoba 7.125%, 06/10/21 (A)	410	411
Qatar Government International Bond
4.625%, 06/02/46 (A)	650	707
2.375%, 06/02/21 (A)	1,248	1,261
Republic of Azerbaijan International Bond 4.750%, 03/18/24 (A)	1,110	1,123
Romanian Government International Bond
6.750%, 02/07/22 (A)	840	995
6.125%, 01/22/44 (A)	400	499
4.875%, 01/22/24 (A)	428	473
4.375%, 08/22/23 (A)	990	1,059
Russian Foreign Bond-Eurobond
5.625%, 04/04/42 (A)	400	453
4.875%, 09/16/23 (A)	400	436
Senegal Government International Bond
8.750%, 05/13/21 (A)	825	901
6.250%, 07/30/24 (A)	740	705
Serbia International Bond
7.250%, 09/28/21 (A)	875	1,002
5.875%, 12/03/18 (A)	590	625
5.250%, 11/21/17 (A)	370	383

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
South Africa Government International Bond
5.875%, 09/16/25	$623	$694
5.500%, 03/09/20	150	162
4.875%, 04/14/26	680	705
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	245	239
6.250%, 10/04/20 (A)	530	537
6.000%, 01/14/19 (A)	310	316
5.875%, 07/25/22 (A)	1,255	1,217
5.125%, 04/11/19 (A)	310	310
Turkey Government International Bond
8.000%, 02/14/34	386	520
7.500%, 07/14/17	150	159
7.375%, 02/05/25	540	666
7.000%, 03/11/19	100	111
6.875%, 03/17/36	480	585
5.750%, 03/22/24	200	223
5.625%, 03/30/21	570	621
5.125%, 03/25/22	200	214
4.875%, 10/09/26	915	945
Ukraine Government International Bond
8.560%, 05/31/40 (A) (C)	314	102
7.750%, 09/01/20 (A)	2,310	2,228
Uruguay Government International Bond
5.100%, 06/18/50	616	613
4.500%, 08/14/24	904	984
4.375%, 10/27/27	1,310	1,382
Venezuela Government International Bond
9.250%, 09/15/27	180	87
7.750%, 10/13/19	515	230
7.650%, 04/21/25	652	266
7.000%, 12/01/18	492	224
6.000%, 12/09/20	680	276
Vietnam Government International Bond
6.750%, 01/29/20 (A)	200	222
4.800%, 11/19/24 (A)	875	900
Zambia Government International Bond
8.970%, 07/30/27 (A)	570	493
8.500%, 04/14/24 (A)	905	786

Total Sovereign Debt (Cost $87,180) (000)		89,995

ASSET-BACKED SECURITIES — 5.2%
Automotive — 4.1%
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl C
2.890%, 01/10/22	575	584
2.870%, 11/08/21	628	644
2.210%, 05/10/21	212	213

Description	Face Amount (000)	Value (000)
1.700%, 07/08/20	$420	$422
1.197%, 04/08/19-06/10/19 (C)	2,990	2,991
California Republic Auto Receivables Trust, Ser 2015-3, Cl A3
1.620%, 11/15/19	948	955
1.570%, 12/16/19	1,382	1,386
1.310%, 08/15/19	1,725	1,729
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2B 1.148%, 11/20/18 (C)	1,860	1,863
CarFinance Capital Auto Trust, Ser 2014-1A, Cl A 1.460%, 12/17/18 (A)	7	7
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A 1.750%, 06/15/21 (A)	756	753
CarMax Auto Owner Trust, Ser 2015-2, Cl A4
1.800%, 03/15/21	945	955
1.520%, 02/16/21	1,366	1,374
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 (A)	1,263	1,262
1.770%, 06/17/19 (A)	834	833
1.640%, 04/16/18 (A)	18	18
1.540%, 07/16/18 (A)	102	102
1.210%, 08/15/18 (A)	83	83
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/18 (A)	711	711
1.380%, 08/15/18 (A)	2,708	2,708
1.230%, 06/15/18 (A)	416	416
DT Auto Owner Trust, Ser 2016-3A, Cl A
1.750%, 11/15/19 (A)	1,613	1,613
1.660%, 03/15/19 (A)	781	781
1.060%, 09/17/18 (A)	11	12
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.800%, 07/15/20 (A)	448	448
1.320%, 01/15/19 (A)	410	409
1.060%, 08/15/18 (A)	4	4
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3 1.440%, 10/15/19 (A)	60	60
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 (A)	320	320
2.280%, 05/15/20 (A)	553	554
1.980%, 10/15/20 (A)	593	592
1.430%, 12/16/19 (A)	44	43
1.210%, 04/15/19 (A)	158	158
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/27 (A)	1,620	1,619
1.740%, 02/15/21	891	903

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
1.600%, 06/15/21	$795	$806
1.580%, 08/15/20	1,544	1,555
1.330%, 10/15/20	1,347	1,355
Honda Auto Receivables Owner Trust, Ser 2015-3, Cl A4
1.560%, 10/18/21	710	717
1.390%, 04/15/20	951	957
Hyundai Auto Receivables Trust, Ser 2015-B, Cl A2A 0.690%, 04/16/18	940	940
Mercedes-Benz Master Owner Trust, Ser 2016-BA, Cl A 1.142%, 05/17/21 (A) (C)	1,038	1,039
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl D
3.390%, 04/15/22	168	169
2.660%, 11/15/21	202	206
2.470%, 12/15/20	508	508
2.290%, 04/15/20	849	855
2.080%, 02/16/21	961	965
1.830%, 01/15/20	991	994
1.820%, 05/15/19	114	114
1.590%, 10/15/18	865	866
1.200%, 12/17/18	745	744
1.192%, 12/17/18 (C)	458	458
United Auto Credit Securitization Trust, Ser 2016-1, Cl A 2.000%, 10/15/17 (A)	328	328
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4 1.680%, 12/15/20	971	982

		42,083

Credit Card — 0.8%
BA Credit Card Trust, Ser 2016-A1, Cl A 0.835%, 10/15/21 (C)	1,573	1,576
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1 0.900%, 02/15/22 (C)	2,095	2,097
Chase Issuance Trust, Ser 2016-A2, Cl A
1.370%, 06/15/21	2,695	2,711
0.550%, 06/15/23 (C)	2,151	2,151

		8,535

Other Asset-Backed Securities — 0.3%
NYMT Residential, Ser 2016-RP1A, Cl A 4.000%, 03/25/21 (A) (D)	302	303
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1 3.721%, 07/25/55 (A)	425	423

Description	Face Amount (000)	Value (000)
VOLT XLV, Ser 2016-NPL5, Cl A1 4.000%, 05/25/46 (A) (D)	$745	$744
VOLT XXII, Ser 2015-NPL4, Cl A1 3.500%, 02/25/55 (A) (D)	253	252
VOLT XXX, Ser 2015-NPL1, Cl A1 3.625%, 10/25/57 (A) (D)	571	568
VOLT XXXI, Ser 2015-NPL2, Cl A1 3.375%, 02/25/55 (A) (D)	396	392

		2,682

Total Asset-Backed Securities (Cost $53,138) (000)		53,300

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
1.420%, 06/29/20	100	100
1.150%, 02/22/19	200	201
1.100%, 03/14/18-06/01/18	350	352
0.750%, 04/18/18	100	100
FHLB
4.125%, 03/13/20	750	835
1.875%, 06/07/21	300	300
1.625%, 06/14/19	400	409
1.375%, 02/18/21	200	202
1.150%, 06/22/18	200	200
1.125%, 06/21/19	300	303
1.000%, 12/19/17	265	267
0.625%, 10/26/17	350	350
FHLMC
6.250%, 07/15/32	635	961
2.375%, 01/13/22	2,130	2,256
1.700%, 06/30/21	100	100
1.330%, 12/30/20	400	400
1.250%, 01/29/19-10/02/19	800	808
1.125%, 04/15/19	300	303
1.100%, 02/26/18	500	500
1.050%, 05/17/18	250	250
1.000%, 12/15/17-05/11/18	300	301
0.750%, 01/12/18-04/09/18	850	851
FNMA
2.625%, 09/06/24	1,163	1,251
2.125%, 04/24/26	410	421
1.875%, 02/19/19-12/28/20	631	649
1.750%, 06/20/19-11/25/20	450	458
1.500%, 06/22/20-11/30/20	627	639
1.400%, 06/13/19	250	251
1.375%, 01/28/19	200	203
1.125%, 07/20/18	250	252
1.000%, 02/26/19	500	502
0.875%, 02/08/18-05/21/18	1,000	1,005
Tennessee Valley Authority
4.250%, 09/15/65	762	894
3.500%, 12/15/42	706	764

Total U.S. Government Agency Obligations (Cost $16,821) (000)		17,638

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)
MUNICIPAL BONDS — 0.4%
California State GO
7.350%, 11/01/39	$211	$321
7.300%, 10/01/39	780	1,180
Florida State, Hurricane Catastrophe Fund RB 2.995%, 07/01/20	150	157
Illinois State GO
5.665%, 03/01/18	200	211
5.100%, 06/01/33	525	504
New Jersey State, Transportation Trust Fund RB 5.754%, 12/15/28	1,210	1,309
University of California RB 4.767%, 05/15/15	489	532

Total Municipal Bonds (Cost $4,046) (000)		4,214

PREFERRED STOCK — 0.0%
Education Management (F)	1,550,903	7

Total Preferred Stock (Cost $188) (000)		7

SHORT-TERM INVESTMENT — 7.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.471%, (G)	74,498,567	74,499

Total Short-Term Investment (Cost $74,499) (000)		74,499

Total Investments — 107.7% (Cost $1,082,670) (000)		$1,101,313

Percentages are based on net assets of $1,022,330 (000).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	7/18/16	USD	242	BRL	880	$30
HSBC	7/18/16	BRL	880	USD	243	(29)
BNP Paribas	7/20/16	EUR	966	USD	1,090	17
Barclays	7/27/16	THB	8,770	USD	250	1
Northern Trust Company	8/1/16	GBP	379	USD	512	7
BNP Paribas	8/2/16	SGD	670	USD	495	(2)
Brow n Brothers Harriman	8/12/16	TRY	1,461	USD	485	(18)
Barclays	8/16/16	USD	215	INR	14,510	(2)
Barclays	8/16/16	INR	32,980	USD	485	—
Brow n Brothers Harriman	8/16/16	USD	273	INR	18,470	(2)
Credit Suisse	8/19/16	USD	489	MXN	8,930	(3)

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	8/19/16	MXN	8,930	USD	478	$(8)
Barclays	8/23/16	CNY	5,766	USD	864	1
Barclays	8/26/16	PLN	2,066	USD	514	(8)
Barclays	8/26/16	USD	261	PLN	990	(10)
Brow n Brothers Harriman	8/26/16	PLN	990	USD	249	(1)
Northern Trust Company	8/26/16	USD	260	ZAR	3,900	2
Credit Lyonnais Securities Asia	10/3/16	USD	254	IDR	3,374,000	(3)
Deutsche Bank	11/7/16	USD	111	ARS	1,770	(1)

						$(29)

For the period ended June 30, 2016, the monthly average notional forward foreign currency contracts purchased and sold were $1,684 (000) and $(5,933) (000), respectively.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of June 30, 2016 was $118,428 (000) and represents 11.58% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2016 was $61 (000) and represented 0.01% of net assets.
(C)	Variable rate security — Rate disclosed is the rate in effect on June 30, 2016.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(E)	Unsettled bank loan. Interest rate not available.
(F)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2016, was $82 (000) and represented 0.01% of net assets.
(G)	The rate reported is the 7-day effective yield as of June 30, 2016.

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CNY — Chinese Yuan

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IDR — Indonesian Rupiah

INR — Indian Rupee

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

PLN — Polish New Zloty

RB — Revenue Bond

Ser — Series

SGD — Singapore Dollar

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

KP Fixed Income Fund

THB — Thai Baht

TRY — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
U.S. Treasury Obligations	$—	$318,445	$—	$318,445
Corporate Obligations	—	287,990	—	287,990
Mortgage-Backed Securities	—	162,192	—	162,192
Loan Participations	—	92,958	75	93,033
Sovereign Debt	—	89,995	—	89,995
Asset-Backed Securities	—	53,300	—	53,300
U.S. Government Agency Obligations	—	17,638	—	17,638
Municipal Bonds	—	4,214	—	4,214
Preferred Stock	—	—	7	7
Short-Term Investment	74,499	—	—	74,499

Total Investments in Securities	$74,499	$1,026,732	$82	$1,101,313

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$—	$58	$—	$58
Unrealized Depreciation	—	(87)	—	(87)

Total Other Financial Instruments	$—	$(29)	$—	$(29)

‡	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$283,680	$501,629	$587,505	$591,887
Unaffiliated Investments at Cost	194,088	236,034	183,156	105,218

Affiliated Investments at Fair Value	$291,524	$512,521	$594,473	$593,269
Unaffiliated Investments at Fair Value	197,571	240,326	186,380	106,885
Cash	44	69	72	65
Receivable for Investment Securities Sold	174	—	—	37
Income Distributions Receivable	85	93	63	21
Receivable for Capital Shares Sold	—	33	129	—
Prepaid Expenses	11	16	16	14

Total Assets	489,409	753,058	781,133	700,291

Liabilities:
Payable for Capital Shares Redeemed	165	—	—	24
Payable due to Administrator	10	16	16	14
Payable due to Adviser	8	10	7	4
Chief Compliance Officer Fees Payable	1	2	2	2
Payable for Investment Securities Purchased	136	186	250	82
Other Accrued Expenses	19	27	28	25

Total Liabilities	339	241	303	151

Net Assets	$489,070	$752,817	$780,830	$700,140

NET ASSETS:
Paid-in Capital	$475,828	$734,183	$765,638	$691,313
Undistributed Net Investment Income	760	923	743	439
Accumulated Net Realized Gain on Investments	1,155	2,527	4,257	5,339
Net Unrealized Appreciation on Investments	11,327	15,184	10,192	3,049

Net Assets	$489,070	$752,817	$780,830	$700,140

Institutional Class Shares:
Net Assets	$489,070	$752,817	$780,830	$700,140
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	48,303,255	74,125,346	77,342,008	70,156,850
Net Asset Value, Offering and Redemption Price Per Share*	$10.12	$10.16	$10.10	$9.98

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$684,298	$632,177	$441,798
Unaffiliated Investments at Cost	70,470	42,761	24,531

Affiliated Investments at Fair Value	$683,515	$628,866	$437,612
Unaffiliated Investments at Fair Value	71,650	43,509	24,961
Cash	57	38	22
Receivable for Investment Securities Sold	185	49	23
Income Distributions Receivable	7	—	—
Prepaid Expenses	15	14	9

Total Assets	755,429	672,476	462,627

Liabilities:
Payable for Capital Shares Redeemed	170	36	14
Payable for Investment Securities Purchased	58	34	20
Payable due to Administrator	16	14	9
Payable due to Adviser	3	2	1
Chief Compliance Officer Fees Payable	2	2	1
Other Accrued Expenses	27	23	16

Total Liabilities	276	111	61

Net Assets	$755,153	$672,365	$462,566

NET ASSETS:
Paid-in Capital	$748,248	$668,601	$462,120
Undistributed Net Investment Income	275	112	42
Accumulated Net Realized Gain on Investments	6,233	6,215	4,160
Net Unrealized Appreciation/(Depreciation) on Investments	397	(2,563)	(3,756)

Net Assets	$755,153	$672,365	$462,566

Institutional Class Shares:
Net Assets	$755,153	$672,365	$462,566
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	76,060,011	67,981,381	46,960,496
Net Asset Value, Offering and Redemption Price Per Share*	$9.93	$9.89	$9.85

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$200,417	$37,240	$6,575
Unaffiliated Investments at Cost	10,979	1,975	353

Affiliated Investments at Fair Value	$197,423	$36,538	$6,593
Unaffiliated Investments at Fair Value	11,270	2,073	376
Cash	10	2	—
Receivable for Investment Securities Sold	13	175	—
Receivable for Capital Shares Sold	—	—	58
Prepaid Expenses	4	1	—

Total Assets	208,720	38,789	7,027

Liabilities:
Payable for Investment Securities Purchased	9	2	58
Payable for Capital Shares Redeemed	9	174	—
Payable due to Administrator	4	1	—
Chief Compliance Officer Fees Payable	1	—	—
Other Accrued Expenses	7	1	—

Total Liabilities	30	178	58

Net Assets	$208,690	$38,611	$6,969

NET ASSETS:
Paid-in Capital	$209,827	$39,209	$7,241
Undistributed Net Investment Income	19	3	—
Accumulated Net Realized Gain/(Loss) on Investments	1,547	3	(313)
Net Unrealized Appreciation/(Depreciation) on Investments	(2,703)	(604)	41

Net Assets	$208,690	$38,611	$6,969

Institutional Class Shares:
Net Assets	$208,690	$38,611	$6,969
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	21,152,807	3,935,503	704,722
Net Asset Value, Offering and Redemption Price Per Share*	$9.87	$9.81	$9.89

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$1,249,750	$823,578	$1,158,541	$1,082,670
Cost of Foreign Currency	—	—	7,868	21

Investments at Fair Value	$1,339,436	$815,761	$1,086,601	$1,101,313
Cash	35,560	—	—	6,422
Foreign Currency at Value	—	—	7,803	21
Receivable for Investment Securities Sold	5,316	11,113	4,447	46,503
Dividends and Interest Receivable	1,332	810	3,179	5,666
Cash Collateral for Futures Contracts	788	907	2,426	—
Reclaims Receivable	156	5	1,842	8
Receivable for Capital Shares Sold	52	19	41	61
Unrealized Appreciation on Foreign Currency Spot Contracts	—	—	28	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	58
Prepaid Expenses	2	3	2	2

Total Assets	1,382,642	828,618	1,106,369	1,160,054

Liabilities:
Payable for Investment Securities Purchased	33,884	8,270	9,627	137,119
Payable due to Sub-Advisers	250	273	304	160
Payable for Capital Shares Redeemed	193	130	163	177
Payable due to Adviser	55	34	45	41
Payable due to Administrator	41	25	33	31
Chief Compliance Officer Fees Payable	2	1	2	2
Cash overdraft	—	—	197	—
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	13	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	87
Accrued Foreign Capital Gains Tax	—	—	242	—
Other Accrued Expenses	116	111	303	107

Total Liabilities	34,541	8,844	10,929	137,724

Net Assets	$1,348,101	$819,774	$1,095,440	$1,022,330

NET ASSETS:
Paid-in Capital	$1,239,080	$855,658	$1,195,885	$988,809
Undistributed Net Investment Income	10,324	3,965	15,604	11,236
Accumulated Net Realized Gain/(Loss) on Investments	8,925	(31,991)	(43,568)	3,670
Net Unrealized Appreciation/(Depreciation) on Investments	89,686	(7,817)	(71,940)	18,643
Net Unrealized Appreciation/(Depreciation) on Futures Contracts	92	(41)	(119)	—
Net Unrealized Depreciation on Foreign Currency Contracts and Foreign Currency Translation	(6)	—	(180)	(28)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(242)	—

Net Assets	$1,348,101	$819,774	$1,095,440	$1,022,330

Institutional Class Shares:
Net Assets	$1,348,101	$819,774	$1,095,440	$1,022,330
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	126,040,328	84,292,881	125,664,326	99,108,920
Net Asset Value, Offering and Redemption Price Per Share*	$10.70	$9.73	$8.72	$10.32

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$946	$1,186	$997	$650

Total Investment Income	946	1,186	997	650

Expenses:
Administration Fees	61	92	93	83
Investment Advisory Fees	48	58	44	25
Trustees’ Fees	7	10	10	9
Chief Compliance Officer Fees	3	5	5	4
Custodian Fees/Transfer Agent Fees	28	40	41	35
Professional Fees	15	22	23	20
Registration Fees	14	22	24	22
Printing Fees	7	10	10	9
Other Fees	3	4	4	4

Total Expenses	186	263	254	211

Net Investment Income	760	923	743	439

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Affiliated Investments	366	48	(173)	(164)
Net Realized Loss on Unaffiliated Investments	(582)	(426)	(271)	(188)
Net Change in Unrealized Appreciation on Affiliated Investments	9,374	13,971	12,673	9,493
Net Change in Unrealized Appreciation on Unaffiliated Investments	7,966	10,316	9,041	6,739

Net Realized and Unrealized Gain on Investments	17,124	23,909	21,270	15,880

Net Increase in Net Assets Resulting from Operations	$17,884	$24,832	$22,013	$16,319

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$492	$300	$170

Total Investment Income	492	300	170

Expenses:
Administration Fees	90	79	54
Investment Advisory Fees	16	10	6
Trustees’ Fees	9	8	6
Chief Compliance Officer Fees	4	4	3
Custodian Fees/Transfer Agent Fees	38	34	23
Registration Fees	24	21	15
Professional Fees	22	19	13
Printing Fees	10	9	6
Other Fees	4	4	2

Total Expenses	217	188	128

Net Investment Income	275	112	42

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on Affiliated Investments	(460)	(382)	(464)
Net Realized Loss on Unaffiliated Investments	(297)	(160)	(128)
Net Change in Unrealized Appreciation on Affiliated Investments	9,329	7,266	4,660
Net Change in Unrealized Appreciation on Unaffiliated Investments	5,520	3,563	2,068

Net Realized and Unrealized Gain on Investments	14,092	10,287	6,136

Net Increase in Net Assets Resulting from Operations	$14,367	$10,399	$6,178

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$74	$13	$2

Total Investment Income	74	13	2

Expenses:
Administration Fees	23	4	1
Investment Advisory Fees	2	1	—
Trustees’ Fees	2	—	—
Chief Compliance Officer Fees	1	—	—
Custodian Fees/Transfer Agent Fees	10	2	—
Registration Fees	7	2	1
Professional Fees	6	1	—
Printing Fees	3	—	—
Other Fees	1	—	—

Total Expenses	55	10	2

Net Investment Income	19	3	—

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on Affiliated Investments	(150)	(190)	(215)
Net Realized Loss on Unaffiliated Investments	(134)	(53)	(6)
Net Change in Unrealized Appreciation on Affiliated Investments	2,412	730	306
Net Change in Unrealized Appreciation on Unaffiliated Investments	988	201	35

Net Realized and Unrealized Gain on Investments	3,116	688	120

Net Increase in Net Assets Resulting from Operations	$3,135	$691	$120

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:
Dividend Income	$12,498	$5,980	$21,841	$200
Interest Income	—	—	—	12,585
Less: Foreign Taxes Withheld	(46)	(3)	(1,948)	—

Total Investment Income	12,452	5,977	19,893	12,785

Expenses:
Sub-Advisory Fees	1,436	1,564	1,744	936
Investment Advisory Fees	311	189	257	241
Administration Fees	234	142	194	181
Trustees’ Fees	8	5	6	6
Chief Compliance Officer Fees	4	2	3	3
Custodian Fees/Transfer Agent Fees	70	49	250	53
Professional Fees	27	16	22	25
Printing Fees	8	6	7	6
Registration Fees	8	15	4	3
Other Fees	22	23	78	98

Total Expenses	2,128	2,011	2,565	1,552

Net Investment Income	10,324	3,966	17,328	11,233

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	5,243	(22,455)	(23,083)	6,456
Net Realized Gain/(Loss) on Futures Contracts	399	1,137	(1,580)	—
Net Realized Gain/(Loss) on Foreign Currency Transactions	(2)	—	374	(211)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,476	33,245	(5,494)	33,772
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	54	(34)	(167)	—
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	2	—	(74)	(53)

Net Realized and Unrealized Gain/(Loss) on Investments	9,172	11,893	(30,024)	39,964

Net Increase/(Decrease) in Net Assets Resulting from Operations	$19,496	$15,859	$(12,696)	$51,197

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$760	$7,423	$923	$11,056
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(216)	3,020	(378)	1,377
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	—	4,653	—	7,888
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	17,340	(14,165)	24,287	(21,838)

Net Increase/(Decrease) in Net Assets Resulting from Operations	17,884	931	24,832	(1,517)

Distributions to Shareholders:
Investment Income	—	(9,480)	—	(14,348)
Net Realized Gains	—	(6,305)	—	(5,418)

Total Distributions to Shareholders	—	(15,785)	—	(19,766)

Capital Share Transactions:
Institutional Class Shares:
Issued	25,382	44,355	50,790	88,183
Reinvestment of Distributions	—	15,784	—	19,766
Redeemed	(37,488)	(84,059)	(30,551)	(58,071)

Increase/(Decrease) in Net Assets from Capital Share Transactions	(12,106)	(23,920)	20,239	49,878

Total Increase/(Decrease) in Net Assets	5,778	(38,774)	45,071	28,595

Net Assets:
Beginning of Year or Period	483,292	522,066	707,746	679,151

End of Year or Period	$489,070	$483,292	$752,817	$707,746

Undistributed Net Investment Income	$760	$—	$923	$—

Share Transactions:
Institutional Class Shares:
Issued	2,579	4,357	5,160	8,601
Reinvestment of Distributions	—	1,602	—	1,997
Redeemed	(3,802)	(8,251)	(3,102)	(5,688)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,223)	(2,292)	2,058	4,910

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$743	$11,534	$439	$10,669
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(444)	1,057	(352)	1,693
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	—	9,366	—	9,454
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	21,714	(25,838)	16,232	(27,138)

Net Increase/(Decrease) in Net Assets Resulting from Operations	22,013	(3,881)	16,319	(5,322)

Distributions to Shareholders:
Investment Income	—	(15,214)	—	(14,233)
Net Realized Gains	—	(3,797)	—	(3,526)

Total Distributions to Shareholders	—	(19,011)	—	(17,759)

Capital Share Transactions:
Institutional Class Shares:
Issued	59,979	112,478	58,415	104,506
Reinvestment of Distributions	—	19,011	—	17,759
Redeemed	(19,920)	(39,842)	(13,767)	(40,424)

Increase in Net Assets from Capital Share Transactions	40,059	91,647	44,648	81,841

Total Increase in Net Assets	62,072	68,755	60,967	58,760

Net Assets:
Beginning of Year or Period	718,758	650,003	639,173	580,413

End of Year or Period	$780,830	$718,758	$700,140	$639,173

Undistributed Net Investment Income	$743	$—	$439	$—

Share Transactions:
Institutional Class Shares:
Issued	6,139	10,958	6,062	10,178
Reinvestment of Distributions	—	1,923	—	1,805
Redeemed	(2,046)	(3,911)	(1,427)	(3,973)

Net Increase in Shares Outstanding from Share Transactions	4,093	8,970	4,635	8,010

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$275	$11,522	$112	$9,975
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(757)	2,079	(542)	1,957
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	—	11,369	—	10,691
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	14,849	(31,395)	10,829	(28,540)

Net Increase/(Decrease) in Net Assets Resulting from Operations	14,367	(6,425)	10,399	(5,917)

Distributions to Shareholders:
Investment Income	—	(15,663)	—	(13,742)
Net Realized Gains	—	(3,735)	—	(3,217)

Total Distributions to Shareholders	—	(19,398)	—	(16,959)

Capital Share Transactions:
Institutional Class Shares:
Issued	69,098	120,532	68,340	115,819
Reinvestment of Distributions	—	19,398	—	16,959
Redeemed	(20,222)	(42,797)	(18,007)	(41,543)

Increase in Net Assets from Capital Share Transactions	48,876	97,133	50,333	91,235

Total Increase in Net Assets	63,243	71,310	60,732	68,359

Net Assets:
Beginning of Year or Period	691,910	620,600	611,633	543,274

End of Year or Period	$755,153	$691,910	$672,365	$611,633

Undistributed Net Investment Income	$275	$—	$112	$—

Share Transactions:
Institutional Class Shares:
Issued	7,217	11,721	7,162	11,245
Reinvestment of Distributions	—	1,971	—	1,722
Redeemed	(2,118)	(4,194)	(1,885)	(4,068)

Net Increase in Shares Outstanding from Share Transactions	5,099	9,498	5,277	8,899

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$42	$6,756	$19	$2,757
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(592)	1,679	(284)	481
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	—	7,437	—	3,056
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	6,728	(19,985)	3,400	(8,471)

Net Increase/(Decrease) in Net Assets Resulting from Operations	6,178	(4,113)	3,135	(2,177)

Distributions to Shareholders:
Investment Income	—	(9,217)	—	(3,794)
Net Realized Gains	—	(2,563)	—	(858)

Total Distributions to Shareholders	—	(11,780)	—	(4,652)

Capital Share Transactions:
Institutional Class Shares:
Issued	57,303	97,671	40,062	62,948
Reinvestment of Distributions	—	11,780	—	4,652
Redeemed	(14,400)	(34,826)	(6,764)	(12,902)

Increase in Net Assets from Capital Share Transactions	42,903	74,625	33,298	54,698

Total Increase in Net Assets	49,081	58,732	36,433	47,869

Net Assets:
Beginning of Year or Period	413,485	354,753	172,257	124,388

End of Year or Period	$462,566	$413,485	$208,690	$172,257

Undistributed Net Investment Income	$42	$—	$19	$—

Share Transactions:
Institutional Class Shares:
Issued	6,024	9,501	4,202	6,121
Reinvestment of Distributions	—	1,196	—	471
Redeemed	(1,516)	(3,405)	(708)	(1,260)

Net Increase in Shares Outstanding from Share Transactions	4,508	7,292	3,494	5,332

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$3	$431	$—	$90
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	(243)	148	(221)	(71)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Companies	—	470	—	101
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	931	(1,473)	341	(251)

Net Increase/(Decrease) in Net Assets Resulting from Operations	691	(424)	120	(131)

Distributions to Shareholders:
Investment Income	—	(585)	—	(124)
Net Realized Gains	—	(236)	—	(34)

Total Distributions to Shareholders	—	(821)	—	(158)

Capital Share Transactions:
Institutional Class Shares:
Issued	13,524	18,896	2,850	7,797
Reinvestment of Distributions	—	821	—	158
Redeemed	(2,692)	(4,042)	(1,749)	(4,370)

Increase in Net Assets from Capital Share Transactions	10,832	15,675	1,101	3,585

Total Increase in Net Assets	11,523	14,430	1,221	3,296

Net Assets:
Beginning of Year or Period	27,088	12,658	5,748	2,452

End of Year or Period	$38,611	$27,088	$6,969	$5,748

Undistributed Net Investment Income	$3	$—	$—	$—

Share Transactions:
Institutional Class Shares:
Issued	1,427	1,844	299	758
Reinvestment of Distributions	—	84	—	16
Redeemed	(284)	(392)	(182)	(428)

Net Increase in Shares Outstanding from Share Transactions	1,143	1,536	117	346

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$10,324	$16,873	$3,966	$5,024
Net Realized Gain/(Loss) on Investments and Futures Contracts	5,642	45,451	(21,318)	14,222
Net Realized Loss on Foreign Currency Transactions	(2)	(17)	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	3,530	(25,022)	33,211	(73,228)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	2	(2)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	19,496	37,283	15,859	(53,982)

Distributions to Shareholders:
Investment Income	—	(16,965)	—	(5,273)
Net Realized Gains	—	(47,635)	—	(17,173)
Return of Capital	—	—	—	(66)

Total Distributions to Shareholders	—	(64,600)	—	(22,512)

Capital Share Transactions:
Institutional Shares:
Issued	132,302	160,689	61,644	475,373
Reinvestment of Distributions	—	64,600	—	22,512
Redeemed	(43,393)	(101,156)	(38,581)	(88,779)

Increase in Net Assets from Capital Share Transactions	88,909	124,133	23,063	409,106

Total Increase in Net Assets	108,405	96,816	38,922	332,612

Net Assets:
Beginning of Year or Period	1,239,696	1,142,880	780,852	448,240

End of Year or Period	$1,348,101	$1,239,696	$819,774	$780,852

Undistributed/(Distributions in Excess of) Net Investment Income	$10,324	$—	$3,965	$(1)

Share Transactions:
Institutional Shares:
Issued	12,875	14,766	6,742	44,433
Reinvestment of Distributions	—	6,040	—	2,336
Redeemed	(4,227)	(9,072)	(4,231)	(8,431)

Net Increase in Shares Outstanding from Share Transactions	8,648	11,734	2,511	38,338

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015	Six-Months Ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Operations:
Net Investment Income	$17,328	$21,598	$11,233	$18,769
Net Realized Gain/(Loss) on Investments and Futures Contracts	(24,663)	(12,664)	6,456	1,858
Net Realized Gain/(Loss) on Foreign Currency Transactions	374	(291)	(211)	182
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(5,661)	(37,923)	33,772	(16,719)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(74)	9	(53)	(29)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	(39)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	(12,696)	(29,310)	51,197	4,061

Distributions to Shareholders:
Investment Income	—	(22,352)	—	(19,468)
Net Realized Gains	—	—	—	(4,913)
Return of Capital	—	(658)	—	(4)

Total Distributions to Shareholders	—	(23,010)	—	(24,385)

Capital Share Transactions:
Institutional Shares:
Issued	114,778	220,291	110,581	180,722
Reinvestment of Distributions	—	23,010	—	24,385
Redeemed	(33,555)	(104,173)	(59,770)	(90,369)

Increase in Net Assets from Capital Share Transactions	81,223	139,128	50,811	114,738

Total Increase in Net Assets	68,527	86,808	102,008	94,414

Net Assets:
Beginning of Year or Period	1,026,913	940,105	920,322	825,908

End of Year or Period	$1,095,440	$1,026,913	$1,022,330	$920,322

Undistributed/(Distributions in Excess of) Net Investment Income	$15,604	$(1,724)	$11,236	$3

Share Transactions:
Institutional Shares:
Issued	13,419	23,353	11,018	17,893
Reinvestment of Distributions	—	2,562	—	2,484
Redeemed	(3,928)	(10,862)	(5,949)	(8,964)

Net Increase in Shares Outstanding from Share Transactions	9,491	15,053	5,069	11,413

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2016 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Begi nning of Year or Period	Net Invest ment Income†	Net Rea lized and Unrealized Gain/ (Loss) on Invest ments	Total from Oper ations	Distri butions from Invest ment Income	Distri bu tions from Net Realized Capital Gains	Total Distri butions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Invest ment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2016#	$9.76	$0.02	$0.34	$0.36	$—	$—	$—	$10.12	3.69%	$489,070	0.08%	0.32%	6%
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2016#	$9.82	$0.01	$0.33	$0.34	$—	$—	$—	$10.16	3.46%	$752,817	0.07%	0.26%	4%
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2016#	$9.81	$0.01	$0.28	$0.29	$—	$—	$—	$10.10	2.96%	$780,830	0.07%	0.20%	3%
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2016#	$9.76	$0.01	$0.21	$0.22	$—	$—	$—	$9.98	2.25%	$700,140	0.06%	0.14%	2%
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2016#	$9.75	$—	$0.18	$0.18	$—	$—	$—	$9.93	1.85%	$755,153	0.06%	0.08%	3%
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2016#	$9.75	$—	$0.14	$0.14	$—	$—	$—	$9.89	1.44%	$672,365	0.06%	0.04%	3%
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2016#	$9.74	$—	$0.11	$0.11	$—	$—	$—	$9.85	1.13%	$462,566	0.06%	0.02%	3%
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2016#	$9.75	$—	$0.12	$0.12	$—	$—	$—	$9.87	1.23%	$208,690	0.06%	0.02%	4%
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

KP Retirement Path 2055 Fund* - Institutional Shares
2016#	$9.70	$—	$0.11	$0.11	$—	$—	$—	$9.81	1.13%	$38,611	0.06%	0.02%	9%
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2016#	$9.78	$—	$0.11	$0.11	$—	$—	$—	$9.89	1.12%	$6,969	0.07%	0.01%	28%
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19 ^	$0.39	$(0.27)	$—	$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2016 (Unaudited) and the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Begin ning of Year or Period	Net Invest ment Income†	Net Realized and Unre alized Gain/ (Loss) on Invest ments	Total from Opera tions	Distribu tions from Invest ment Income	Distribu tions from Net Realized Capital Gains	Return of Capital		Total Distribu tions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Invest ment Income to Average Net Assets	Portfolio Turnover‡

KP Large Cap Equity Fund* - Institutional Shares
2016#	$10.56	$0.08	$0.06	$0.14	$—	$—	$—		$—	$10.70	1.33%	$1,348,101	0.34%	1.66%	27%
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2016#	$9.55	$0.05	$0.13	$0.18	$—	$—	$—		$—	$9.73	1.88%	$819,774	0.53%	1.05%	41%
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2016#	$8.84	$0.14	$(0.26)	$(0.12)	$—	$—	$—		$—	$8.72	(1.36)%	$1,095,440	0.50%	3.36%	10%
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2016#	$9.79	$0.12	$0.41	$0.53	$—	$—	$—		$—	$10.32	5.41%	$1,022,330	0.32%	2.33%	268%
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
#	For the six-months ended June 30, 2016. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Amount less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE KP FUNDS	June 30, 2016 (Unaudited)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2016, KP Large Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE KP FUNDS	June 30, 2016 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six-months ended June 30, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital cap gains for $242 (000), please refer to the Statement of Assets and Liabilities.

As of and during the six-months ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended June 30, 2016 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the

THE KP FUNDS	June 30, 2016 (Unaudited)

time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. As of and during the six-months ended June 30, 2016, KP Fixed Income Fund held forward foreign currency contracts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2016, if applicable.

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2016, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE KP FUNDS	June 30, 2016 (Unaudited)

As of June 30, 2016, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2016 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$2	$2	$(20)	$(20)	$(18)	$—	$(18)
BNP Paribas	17	17	(2)	(2)	15	—	15
Brown Brothers Harriman	—	—	(21)	(21)	(21)	—	(21)
Credit Lyonnais Securities Asia	—	—	(3)	(3)	(3)	—	(3)
Credit Suisse	—	—	(3)	(3)	(3)	—	(3)
Deutsche Bank	—	—	(1)	(1)	(1)	—	(1)
HSBC	30	30	(37)	(37)	(7)	—	(7)
Northern Trust Company	9	9	—	—	9	—	9

Total over the counter	$58	$58	$(87)	$(87)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Participation Notes (“P-Notes”) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over the counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90%

THE KP FUNDS	June 30, 2016 (Unaudited)

of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the six-months ended June 30, 2016, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$61	KP Retirement Path 2050 Fund	$23
KP Retirement Path 2020 Fund	$92	KP Retirement Path 2055 Fund	$4
KP Retirement Path 2025 Fund	$93	KP Retirement Path 2060 Fund	$1
KP Retirement Path 2030 Fund	$83	KP Large Cap Equity Fund	$234
KP Retirement Path 2035 Fund	$90	KP Small Cap Equity Fund	$142
KP Retirement Path 2040 Fund	$79	KP International Equity Fund	$194
KP Retirement Path 2045 Fund	$54	KP Fixed Income Fund	$181

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE KP FUNDS	June 30, 2016 (Unaudited)

4. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds, calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Fund	Annual Advisory Fee
KP Retirement Path 2015 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2020 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2025 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2030 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2035 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2040 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2045 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2050 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2055 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2060 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Large Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP Small Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP International Equity Fund	0.05% of the Fund’s average daily net assets.
KP Fixed Income Fund	0.05% of the Fund’s average daily net assets.

[1]	“Affiliated Underlying Funds” are Underlying Funds to which the Adviser serves as investment adviser.
[2]	“Unaffiliated Underlying Funds” are Underlying Funds to which the Adviser does not serve as investment adviser.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of June 30, 2016, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Marathon Asset Management LLP
PanAgora Asset Management, Inc.	MFS Investment Management
SSgA Funds Management, Inc.	SSgA Funds Management, Inc.
T.Rowe Price Associates, Inc.

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management
CastleArk Management, LLC	Loomis, Sayles & Company, LP
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSgA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

THE KP FUNDS	June 30, 2016 (Unaudited)

5. Investment Transactions:

For the six-months ended June 30, 2016, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$27,616	$39,104
KP Retirement Path 2020 Fund	53,396	32,417
KP Retirement Path 2025 Fund	62,255	21,612
KP Retirement Path 2030 Fund	60,502	15,521
KP Retirement Path 2035 Fund	70,575	21,511
KP Retirement Path 2040 Fund	69,359	18,973
KP Retirement Path 2045 Fund	57,931	15,021
KP Retirement Path 2050 Fund	40,631	7,332
KP Retirement Path 2055 Fund	13,707	2,876
KP Retirement Path 2060 Fund	2,879	1,777
KP Large Cap Equity Fund	417,441	331,314
KP Small Cap Equity Fund	334,331	304,137
KP International Equity Fund	206,841	104,514
KP Fixed Income Fund	504,032	475,282

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $1,918,473 (000) and $1,873,676 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year or period ended December 31, 2015 and December 31, 2014 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2015	$11,020	$4,765	$—	$15,785
	2014	15,778	—	—	15,778
KP Retirement Path 2020 Fund	2015	15,668	4,098	—	19,766
	2014	18,750	—	—	18,750
KP Retirement Path 2025 Fund	2015	15,988	3,023	—	19,011
	2014	17,707	—	—	17,707
KP Retirement Path 2030 Fund	2015	14,973	2,786	—	17,759
	2014	16,169	—	—	16,169
KP Retirement Path 2035 Fund	2015	16,303	3,095	—	19,398
	2014	17,131	—	—	17,131
KP Retirement Path 2040 Fund	2015	14,264	2,695	—	16,959
	2014	15,292	—	—	15,292
KP Retirement Path 2045 Fund	2015	9,604	2,176	—	11,780
	2014	9,812	—	—	9,812
KP Retirement Path 2050 Fund	2015	3,870	782	—	4,652
	2014	3,423	—	—	3,423
KP Retirement Path 2055 Fund	2015	615	206	—	821
	2014	376	—	—	376
KP Retirement Path 2060 Fund	2015	157	1	—	158
	2014	64	—	—	64
KP Large Cap Equity Fund	2015	30,483	34,117	—	64,600
	2014	30,595	864	—	31,459

THE KP FUNDS	June 30, 2016 (Unaudited)

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Small Cap Equity Fund	2015	$12,927	$ 9,519	$66	$22,512
	2014	3,768	—	—	3,768
KP International Equity Fund	2015	22,352	—	658	23,010
	2014	29,553	322	1,486	31,361
KP Fixed Income Fund	2015	24,223	158	4	24,385
	2014	21,512	—	—	21,512

As of December 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$—	$1,762	$—	$—	$(6,404)	$(4,642)
KP Retirement Path 2020 Fund	—	3,326	—	—	(9,524)	(6,198)
KP Retirement Path 2025 Fund	—	5,110	—	—	(11,931)	(6,821)
KP Retirement Path 2030 Fund	—	6,077	—	—	(13,569)	(7,492)
KP Retirement Path 2035 Fund	—	7,529	—	—	(14,991)	(7,462)
KP Retirement Path 2040 Fund	—	7,251	—	—	(13,886)	(6,635)
KP Retirement Path 2045 Fund	—	5,296	—	—	(11,028)	(5,732)
KP Retirement Path 2050 Fund	—	2,102	—	—	(6,374)	(4,272)
KP Retirement Path 2055 Fund	—	327	—	—	(1,616)	(1,289)
KP Retirement Path 2060 Fund	—	65	—	—	(457)	(392)
KP Large Cap Equity Fund	648	8,197	—	—	80,680	89,525
KP Small Cap Equity Fund	—	—	—	(5,197)	(46,546)	(51,743)
KP International Equity Fund	—	—	(1,786)	(6,767)	(79,196)	(87,749)
KP Fixed Income Fund	—	—	—	(1,439)	(16,237)	(17,676)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through December 31, 2015, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows (000):

	Short-Term Loss	Total Capital Loss Carryforwards
KP International Equity Fund	$1,786	$1,786

During the year ended December 31, 2015, the KP Retirement Path 2060 Fund and KP Small Cap Equity Fund utilized $26 (000) and $3,557 (000), respectively, in capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at June 30, 2016, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2015 Fund	$477,768	$15,913	$ (4,586)	$11,327
KP Retirement Path 2020 Fund	737,663	25,408	(10,224)	15,184
KP Retirement Path 2025 Fund	770,661	25,488	(15,296)	10,192
KP Retirement Path 2030 Fund	697,105	22,259	(19,210)	3,049
KP Retirement Path 2035 Fund	754,768	23,010	(22,613)	397

THE KP FUNDS	June 30, 2016 (Unaudited)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2040 Fund	$674,938	$19,802	$(22,365)	$(2,563)
KP Retirement Path 2045 Fund	466,329	11,620	(15,376)	(3,756)
KP Retirement Path 2050 Fund	211,396	3,582	(6,285)	(2,703)
KP Retirement Path 2055 Fund	39,215	193	(797)	(604)
KP Retirement Path 2060 Fund	6,928	80	(39)	41
KP Large Cap Equity Fund	1,249,750	143,064	(53,378)	89,686
KP Small Cap Equity Fund	823,578	68,540	(76,357)	(7,817)
KP International Equity Fund	1,158,541	81,104	(153,044)	(71,940)
KP Fixed Income Fund	1,082,670	23,255	(4,612)	18,643

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a fund’s fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the

THE KP FUNDS	June 30, 2016 (Unaudited)

performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Other:

At June 30, 2016, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	6	87%	—	0%
KP Small Cap Equity Fund	3	35%	1	37%
KP International Equity Fund	5	82%	—	0%
KP Fixed Income Fund	5	87%	—	0%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	June 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2016 and held for the six-month period ended June 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	June 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,036.90	0.08%	$0.41
Hypothetical 5% Return	$1,000.00	$1,024.47	0.08%	$0.40
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,034.60	0.07%	$0.36
Hypothetical 5% Return	$1,000.00	$1,024.52	0.07%	$0.35
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,029.60	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.52	0.07%	$0.35
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,022.50	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.57	0.06%	$0.30
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,018.50	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.57	0.06%	$0.30
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,014.40	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.57	0.06%	$0.30
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,011.30	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.57	0.06%	$0.30

	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,012.30	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.57	0.06%	$0.30
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,011.30	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.57	0.06%	$0.30
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,011.20	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.52	0.07%	$0.35
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,013.30	0.34%	$1.70
Hypothetical 5% Return	$1,000.00	$1,023.17	0.34%	$1.71
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,018.80	0.53%	$2.66
Hypothetical 5% Return	$1,000.00	$1,022.23	0.53%	$2.66
KP International Equity Fund
Actual Fund Return	$1,000.00	$986.40	0.50%	$2.47
Hypothetical 5% Return	$1,000.00	$1,022.38	0.50%	$2.51
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,054.10	0.32%	$1.63
Hypothetical 5% Return	$1,000.00	$1,023.27	0.32%	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

THE KP FUNDS	June 30, 2016 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT

KP FIXED INCOME FUND

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 22, 2016 to decide whether to approve the following agreement (the “Agreement”) for an initial two-year term:

•	the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management, LLC (the “Sub-Adviser”) on behalf of the KP Fixed Income Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Sub-Adviser and overall fees and operating expenses; (vi) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; and (ii) the fee to be paid to the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser would be satisfactory.

THE KP FUNDS	June 30, 2016 (Unaudited)

APPROVAL OF SUB-ADVISORY AGREEMENT (Continued)

Costs of Advisory Services

In considering the advisory fee payable to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Sub-Adviser. The Trustees also reviewed pro forma fee and expense information. The Trustees also considered that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Adviser. The Board also considered the Sub-Adviser’s commitment to managing the Fund.

Because the Sub-Adviser is new to the Fund and has not managed Fund assets, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Adviser’s investment performance with respect to the Fund, the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	June 30, 2016 (Unaudited)

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

KP FUNDS

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2015 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Callan Associates Inc. (the “Adviser”) and the Trust, on behalf of the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund and KP Retirement Path 2060 Fund; and

•

the sub-advisory agreements between: the Adviser and SSgA Funds Management, Inc. (“SSgA”) on behalf of the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund; the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”) on behalf of the KP Large Cap Equity Fund; the Adviser and Marathon Asset Management LLP (“Marathon”) on behalf of the KP International Equity Fund; the Adviser and Columbus Circle Investors (“CCI”) on behalf of the KP Small Cap Equity Fund; the Adviser and MFS Investment Management (“MFS”) on behalf of the KP Large Cap Equity Fund and the KP International Equity Fund; the Adviser and DePrince Race & Zollo, Inc. (“DRZ”) on behalf of the KP Small Cap Equity Fund; the Adviser and Walthausen & Co., LLC (“Walthausen”) on behalf of the KP Small Cap Equity Fund; the Adviser and CastleArk Management LLC (“CastleArk”) on behalf of the KP Small Cap Equity Fund; the Adviser and Acadian Asset Management LLC (“Acadian”) on behalf of the KP International Equity Fund; the Adviser and Eaton Vance Management (“Eaton Vance”) on behalf of the KP Fixed Income Fund; the Adviser and Payden & Rygel on behalf of the KP Fixed Income Fund; and the Adviser and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) on behalf of the KP Fixed Income Fund (each of SSgA, T. Rowe Price, Marathon, CCI, MFS, DRZ, Walthausen, CastleArk, Acadian, Eaton Vance, Payden & Rygel, and Loomis Sayles a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE KP FUNDS	June 30, 2016 (Unaudited)

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance history and compliance program. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and

THE KP FUNDS	June 30, 2016 (Unaudited)

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street,

Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments

Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 2, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 2, 2016